UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of January 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates. J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated, J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 81.8%
	Brazil — 5.7%
7,569	AES Tiete Energia S.A.	34,925
20,176	Banco do Brasil S.A.	199,192
12,258	Banco Santander Brasil S.A.	121,798
14,111	BB Seguridade Participacoes S.A.	124,984
40,614	BM&F Bovespa S.A. - Bolsa de Valores Mercadorias e Futuros	238,315
14,078	BR Malls Participacoes S.A. (a)	65,540
29,154	CCR S.A.	143,499
5,917	CETIP S.A. - Mercados Organizados	88,349
16,051	Cia de Saneamento Basico do Estado de Sao Paulo	159,690
20,467	Cia Siderurgica Nacional S.A. (a)	75,020
25,684	Cielo S.A.	215,915
4,588	Cosan S.A. Industria e Comercio	58,633
14,690	CPFL Energia S.A.	118,085
14,245	EDP - Energias do Brasil S.A.	63,515
9,810	Engie Brasil Energia S.A.	111,453
9,147	Equatorial Energia S.A.	168,652
12,462	Estacio Participacoes S.A.	62,882
8,411	Grupo BTG Pactual	44,256
18,247	Hypermarcas S.A.	161,849
42,008	JBS S.A.	158,642
18,482	Klabin S.A.	95,252
73,090	Kroton Educacional S.A.	313,365
11,032	Localiza Rent a Car S.A.	129,012
2,280	M Dias Branco S.A.	89,663
2,023	Multiplus S.A.	22,842
12,300	Odontoprev S.A.	43,757
102,890	Petroleo Brasileiro S.A. (a)	528,637
2,601	Porto Seguro S.A.	21,692
20,322	Raia Drogasil S.A.	422,421
5,871	Sao Martinho S.A.	38,120
2,194	Smiles S.A.	36,206
6,494	Sul America S.A.	38,312
9,066	Transmissora Alianca de Energia Eletrica S.A.	61,742
34,678	Vale S.A.	354,142
17,261	WEG S.A.	87,151

		4,697,508

	Chile — 1.7%
120,834	AES Gener S.A.	41,431
136,496	Aguas Andinas S.A., Class A	74,065
666,216	Banco de Chile	79,485
1,194	Banco de Credito e Inversiones	61,416
1,662,974	Banco Santander Chile	90,024
49,672	Cencosud S.A.	144,358
336,090	Colbun S.A.	64,826
10,037	Empresas COPEC S.A.	102,649
1,457,739	Enel Americas S.A.	260,924
171,446	Enel Generacion Chile S.A.	110,141
15,865	Latam Airlines Group S.A. (a)	145,855
23,425	SACI Falabella	189,903

		1,365,077

	China — 21.0%
10,000	Agile Property Holdings Ltd.	5,340
411,000	Agricultural Bank of China Ltd., Class H	171,684
64,000	Air China Ltd., Class H	45,794

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
98,000	Aluminum Corp of China Ltd., Class H (a)	50,618
32,000	Angang Steel Co., Ltd., Class H (a)	24,499
26,500	Anhui Conch Cement Co., Ltd., Class H	85,276
32,000	ANTA Sports Products Ltd.	101,851
100,000	AviChina Industry & Technology Co., Ltd., Class H	73,407
43,000	BAIC Motor Corp., Ltd., Class H (b)	41,211
1,246,000	Bank of China Ltd., Class H	564,334
121,000	Bank of Communications Co., Ltd., Class H	89,001
68,000	BBMG Corp., Class H	26,096
36,000	Beijing Capital International Airport Co., Ltd., Class H	34,827
10,000	Beijing Enterprises Holdings Ltd.	49,849
172,000	Beijing Enterprises Water Group Ltd.	119,296
68,000	Beijing Jingneng Clean Energy Co., Ltd., Class H	20,230
250,000	Belle International Holdings Ltd.	152,386
110,000	Brilliance China Automotive Holdings Ltd.	154,961
27,500	BYD Co., Ltd., Class H (a)	152,126
377,000	CGN Power Co., Ltd., Class H (b)	106,307
83,000	China Agri-Industries Holdings Ltd. (a)	38,292
134,000	China Cinda Asset Management Co., Ltd., Class H	46,422
119,000	China CITIC Bank Corp., Ltd., Class H	78,267
49,000	China Coal Energy Co., Ltd., Class H (a)	25,553
105,000	China Communications Construction Co., Ltd., Class H	126,377
68,000	China Communications Services Corp., Ltd., Class H	46,224
33,000	China Conch Venture Holdings Ltd.	63,359
1,445,000	China Construction Bank Corp., Class H	1,071,307
64,000	China Eastern Airlines Corp., Ltd., Class H (a)	32,275
51,000	China Everbright Bank Co., Ltd., Class H	24,548
64,000	China Everbright International Ltd.	77,620
12,000	China Everbright Ltd.	22,911
54,000	China Evergrande Group	37,615
52,500	China Galaxy Securities Co., Ltd., Class H	48,737
34,000	China Gas Holdings Ltd.	49,220
25,500	China Hongqiao Group Ltd.	26,198
101,000	China Huarong Asset Management Co., Ltd., Class H (a) (b)	38,287
68,000	China Jinmao Holdings Group Ltd.	19,960
84,000	China Longyuan Power Group Corp., Ltd., Class H	68,613
17,000	China Machinery Engineering Corp., Class H	10,940
49,000	China Medical System Holdings Ltd.	79,847
60,500	China Merchants Bank Co., Ltd., Class H	151,514

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
103,000	China Minsheng Banking Corp., Ltd., Class H	113,354
213,500	China Mobile Ltd.	2,402,436
102,000	China Molybdenum Co., Ltd., Class H	29,647
68,000	China National Building Material Co., Ltd., Class H	39,768
66,000	China Overseas Land & Investment Ltd.	193,806
490,000	China Petroleum & Chemical Corp., Class H	387,064
117,000	China Power International Development Ltd.	42,164
42,500	China Railway Construction Corp., Ltd., Class H	58,969
86,000	China Railway Group Ltd., Class H	75,277
38,000	China Railway Signal & Communication Corp. Ltd., Class H (b)	26,916
104,000	China Reinsurance Group Corp., Class H	23,910
38,000	China Resources Cement Holdings Ltd.	17,602
34,000	China Resources Gas Group Ltd.	107,453
38,000	China Resources Land Ltd.	93,995
80,000	China Resources Power Holdings Co., Ltd.	137,399
66,000	China Shenhua Energy Co., Ltd., Class H	139,478
32,000	China Shipping Development Co., Ltd., Class H	17,687
68,000	China South City Holdings Ltd.	14,566
66,000	China Southern Airlines Co., Ltd., Class H	37,801
36,000	China State Construction International Holdings Ltd.	58,498
680,000	China Telecom Corp., Ltd., Class H	321,054
94,000	China Traditional Chinese Medicine Holdings Co., Ltd.	44,296
20,400	China Vanke Co., Ltd., Class H	51,750
34,000	China Zhongwang Holdings Ltd.	15,011
27,500	Chongqing Changan Automobile Co., Ltd., Class B	38,993
51,000	Chongqing Rural Commercial Bank Co., Ltd., Class H	31,056
121,000	CITIC Ltd.	179,382
304,000	CNOOC Ltd.	379,621
36,000	COSCO Shipping Ports Ltd.	35,774
118,000	Country Garden Holdings Co., Ltd.	67,663
182,000	CSPC Pharmaceutical Group Ltd.	204,834
80,000	Dali Foods Group Co., Ltd. (b)	44,139
126,000	Datang International Power Generation Co., Ltd., Class H	32,671
116,000	Dongfeng Motor Group Co., Ltd., Class H	122,976
32,000	ENN Energy Holdings Ltd.	157,759
37,000	Far East Horizon Ltd.	33,730
52,576	Fosun International Ltd.	79,796
292,500	Fullshare Holdings Ltd.	123,235
20,400	Fuyao Glass Industry Group Co., Ltd., Class H (b)	60,297

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
321,000	GCL-Poly Energy Holdings Ltd. (a)	41,485
190,000	Geely Automobile Holdings Ltd.	224,566
23,600	GF Securities Co., Ltd., Class H	50,455
127,000	Great Wall Motor Co., Ltd., Class H	127,252
17,000	Greentown China Holdings Ltd. (a)	13,973
116,000	Guangdong Investment Ltd.	143,945
64,000	Guangshen Railway Co., Ltd., Class H	41,268
92,000	Guangzhou Automobile Group Co., Ltd., Class H	125,471
8,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	19,563
13,600	Guangzhou R&F Properties Co., Ltd.	17,443
50,000	Haier Electronics Group Co., Ltd.	87,950
17,000	Haitian International Holdings Ltd.	34,582
98,000	Huadian Fuxin Energy Corp., Ltd., Class H	22,756
66,000	Huadian Power International Corp., Ltd., Class H	28,052
178,000	Huaneng Power International, Inc., Class H	115,469
102,000	Huaneng Renewables Corp., Ltd., Class H	31,654
1,155,000	Industrial & Commercial Bank of China Ltd., Class H	706,150
34,000	Jiangsu Expressway Co., Ltd., Class H	42,582
17,000	Kingboard Chemical Holdings Ltd.	58,498
70,000	Kunlun Energy Co., Ltd.	55,594
18,236	KWG Property Holding Ltd.	10,479
34,000	Lee & Man Paper Manufacturing Ltd.	30,562
10,200	Legend Holdings Corp., Class H (b)	23,129
164,000	Lenovo Group Ltd.	107,423
25,500	Longfor Properties Co., Ltd.	36,712
71,000	Luye Pharma Group Ltd.	46,912
38,000	Maanshan Iron & Steel Co., Ltd., Class H (a)	13,926
67,000	Metallurgical Corp of China Ltd., Class H	24,293
12,400	New China Life Insurance Co., Ltd., Class H	59,829
34,000	Nine Dragons Paper Holdings Ltd.	39,132
100,000	People’s Insurance Co., Group of China Ltd. (The), Class H	38,952
408,000	PetroChina Co., Ltd., Class H	324,128
70,000	PICC Property & Casualty Co., Ltd., Class H	105,815
78,000	Ping An Insurance Group Company of China Ltd., Class H	400,123
7,400	Red Star Macalline Group Corp. Ltd., Class H (b)	7,425
18,000	Shandong Chenming Paper Holdings Ltd., Class H	20,573
68,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	44,483
68,000	Shanghai Electric Group Co., Ltd., Class H (a)	30,947
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	56,399
5,000	Shanghai Industrial Holdings Ltd.	13,456

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
27,100	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	69,017
10,000	Shenzhen Expressway Co., Ltd., Class H	9,112
26,044	Shenzhen International Holdings Ltd.	37,476
34,829	Shenzhen Investment Ltd.	14,162
21,000	Shenzhou International Group Holdings Ltd.	129,536
17,000	Shimao Property Holdings Ltd.	22,774
59,500	Sino-Ocean Land Holdings Ltd.	25,625
25,500	Sinopec Engineering Group Co., Ltd., Class H	20,709
74,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	45,822
46,000	Sinopharm Group Co., Ltd., Class H	210,216
51,000	Sinotrans Ltd., Class H	21,265
26,500	SOHO China Ltd.	13,406
32,000	Sunac China Holdings Ltd.	28,427
17,000	Sunny Optical Technology Group Co., Ltd.	99,612
93,400	Tencent Holdings Ltd.	2,441,979
20,000	Tianhe Chemicals Group Ltd. (a) (b)	—
20,000	TravelSky Technology Ltd., Class H	44,924
20,000	Weichai Power Co., Ltd., Class H	35,440
10,200	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	17,026
38,000	Yanzhou Coal Mining Co., Ltd., Class H	29,767
102,000	Yuexiu Property Co., Ltd.	14,917
25,500	Zhaojin Mining Industry Co., Ltd.	22,927
34,000	Zhejiang Expressway Co., Ltd., Class H	34,151
24,500	Zhongsheng Group Holdings Ltd.	30,454
10,000	Zhuzhou CSR Times Electric Co., Ltd., Class H	56,975
17,600	ZTE Corp., Class H	27,364

		17,221,495

	Colombia — 0.2%
9,348	Almacenes Exito S.A.	49,860
147,408	Ecopetrol S.A. (a)	69,301

		119,161

	Czech Republic — 0.3%
7,805	CEZ A/S	133,685
1,870	Komercni banka A/S	66,128
12,291	Moneta Money Bank AS (a) (b)	40,637
2,414	O2 Czech Republic AS	24,978

		265,428

	Egypt — 0.2%
24,990	Commercial International Bank Egypt SAE GDR	100,653
129,773	Global Telecom Holding SAE (a)	48,485

		149,138

	Greece — 0.4%
33,709	Alpha Bank AE (a)	59,819
40,970	Eurobank Ergasias S.A. (a)	24,878
4,066	JUMBO S.A.	57,094
138,837	National Bank of Greece S.A. (a)	33,224
8,670	OPAP S.A.	76,746

SHARES	SECURITY DESCRIPTION	VALUE($)
	Greece — continued
143,598	Piraeus Bank S.A. (a)	27,425
1,430	Titan Cement Co S.A.	32,124

		311,310

	Hungary — 0.5%
18,613	Magyar Telekom Telecommunications plc	33,236
1,497	MOL Hungarian Oil & Gas plc	105,495
4,522	OTP Bank plc	139,053
6,815	Richter Gedeon Nyrt	146,777

		424,561

	Indonesia — 6.5%
710,600	Adaro Energy Tbk PT	90,317
1,515,400	Astra International Tbk PT	903,414
617,800	Bank Central Asia Tbk PT	708,096
454,600	Bank Mandiri Persero Tbk PT	371,308
361,700	Bank Negara Indonesia Persero Tbk PT	154,540
536,900	Bank Rakyat Indonesia Persero Tbk PT	471,449
530,100	Charoen Pokphand Indonesia Tbk PT	123,199
33,800	Gudang Garam Tbk PT	156,289
171,400	Indofood CBP Sukses Makmur Tbk PT	107,847
327,700	Indofood Sukses Makmur Tbk PT	194,499
1,464,200	Kalbe Farma Tbk PT	159,143
272,300	Media Nusantara Citra Tbk PT	34,588
818,400	Perusahaan Gas Negara Persero Tbk PT	176,744
169,800	Semen Indonesia Persero Tbk PT	114,840
44,200	Tambang Batubara Bukit Asam Persero Tbk PT	38,438
3,927,700	Telekomunikasi Indonesia Persero Tbk PT	1,138,581
85,200	Unilever Indonesia Tbk PT	262,725
87,400	United Tractors Tbk PT	143,037
80,300	Vale Indonesia Tbk PT (a)	14,253

		5,363,307

	Malaysia — 4.2%
69,500	AirAsia Bhd	40,010
81,400	AMMB Holdings Bhd	84,167
177,200	Bumi Armada Bhd	24,410
279,255	CIMB Group Holdings Bhd	313,472
211,000	Genting Malaysia Bhd	239,979
30,668	Hong Leong Bank Bhd	91,283
76,300	IOI Properties Group Bhd	36,862
17,400	KLCCP Stapled Group	31,386
39,200	Kuala Lumpur Kepong Bhd	213,304
275,108	Malayan Banking Bhd	510,557
156,600	Public Bank Bhd	710,613
44,361	RHB Bank Bhd	49,077
274,900	Tenaga Nasional Bhd	830,915
59,800	Westports Holdings Bhd	56,331
377,400	YTL Corp. Bhd	129,613
228,300	YTL Power International Bhd	73,703

		3,435,682

	Mexico — 2.3%
12,547	Alpek SAB de CV, Class A	14,440

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Mexico — continued
5,403	Banregio Grupo Financiero SAB de CV	29,842
406,687	Cemex SAB de CV (a)	375,805
27,452	Controladora Vuela Cia de Aviacion SAB de CV, Class A (a)	37,215
69,309	Fibra Uno Administracion S.A. de CV REIT	99,310
30,277	Gentera SAB de CV	44,210
7,309	Gruma SAB de CV, Class B	98,152
7,245	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	30,907
12,325	Grupo Aeroportuario del Pacifico SAB de CV, Class B	95,534
7,274	Grupo Aeroportuario del Sureste SAB de CV, Class B	105,618
51,122	Grupo Financiero Banorte SAB de CV, Class O	245,026
40,035	Grupo Financiero Santander Mexico SAB de CV, Class B	57,038
100,586	Grupo Mexico SAB de CV	302,624
3,390	Industrias CH SAB de CV, Class B (a)	21,458
3,795	Industrias Penoles SAB de CV	89,727
25,479	Infraestructura Energetica Nova SAB de CV	112,406
14,129	Megacable Holdings SAB de CV	44,717
23,339	Nemak SAB de CV (b)	21,735
27,353	OHL Mexico SAB de CV	25,827
7,889	Promotora y Operadora de Infraestructura SAB de CV	68,965

		1,920,556

	Pakistan — 0.0% (e)
16,800	Oil & Gas Development Co., Ltd.	25,726

	Peru — 0.1%
6,157	Cia de Minas Buenaventura SAA ADR	84,905

	Philippines — 1.8%
126,700	Aboitiz Equity Ventures, Inc.	189,362
103,700	Aboitiz Power Corp.	87,872
192,300	Alliance Global Group, Inc.	48,486
13,260	Ayala Corp.	213,303
76,560	Bank of the Philippine Islands	137,887
82,164	BDO Unibank, Inc.	186,184
221,000	DMCI Holdings, Inc.	57,414
2,225	GT Capital Holdings, Inc.	58,344
196,650	JG Summit Holdings, Inc.	293,631
200,100	LT Group, Inc.	52,678
549,000	Megaworld Corp.	40,526
53,356	Metropolitan Bank & Trust Co.	87,405
15,130	Semirara Mining and Power Corp., Class A	41,105

		1,494,197

	Poland — 1.3%
2,431	Asseco Poland S.A.	34,905
13,960	Bank Millennium S.A. (a)	20,497
646	Bank Zachodni WBK S.A.	55,669
1,143	CCC S.A.	59,039
9,758	Enea S.A. (a)	24,705

SHARES	SECURITY DESCRIPTION	VALUE($)
	Poland — continued
12,785	Energa S.A.	32,595
3,043	Grupa Lotos S.A. (a)	28,677
4,271	KGHM Polska Miedz S.A.	132,469
288	mBank S.A. (a)	27,227
33,573	PGE Polska Grupa Energetyczna S.A.	91,670
8,328	Polski Koncern Naftowy Orlen S.A.	169,006
54,857	Polskie Gornictwo Naftowe i Gazownictwo S.A.	75,333
21,813	Powszechna Kasa Oszczednosci Bank Polski S.A.	167,349
14,196	Powszechny Zaklad Ubezpieczen S.A.	124,921
47,447	Tauron Polska Energia S.A. (a)	34,951

		1,079,013

	Russia — 5.6%
19,057	Aeroflot PJSC (a)	55,185
77,606	Alrosa PAO	136,330
734	Bashneft PJSC	49,375
11,914,079	Federal Grid Co., Unified Energy System PJSC	45,977
301,254	Gazprom OAO (a)	749,548
1,227,863	Inter RAO UES PJSC	83,120
12,610	Lukoil PJSC	707,260
49,454	Magnitogorsk Iron & Steel Works OJSC	32,373
4,301	MegaFon PJSC GDR	46,666
1,311	MMC Norilsk Nickel PJSC	209,848
47,124	Mobile TeleSystems PJSC	215,833
31,553	Moscow Exchange PJSC	70,344
30,683	Novatek PJSC	387,286
30,108	Novolipetsk Steel PJSC	59,063
31,142	Rosneft Oil Co., PJSC	207,260
1,144,153	Rosseti PJSC	23,558
4,282,148	RusHydro PJSC	73,563
258,942	Sberbank of Russia PJSC	740,145
5,608	Severstal PJSC	88,557
128,725	Sistema PJSC FC	51,081
193,821	Surgutneftegas OJSC	104,232
39,564	Tatneft PJSC, Class S	267,487
11,715	Uralkali PJSC (a)	33,193
129,529,510	VTB Bank PJSC	148,311

		4,585,595

	South Africa — 6.9%
3,004	AECI Ltd.	22,957
3,400	African Rainbow Minerals Ltd.	30,451
12,634	AngloGold Ashanti Ltd. (a)	160,551
15,859	AVI Ltd.	107,829
10,725	Barclays Africa Group Ltd.	126,313
7,446	Barloworld Ltd.	61,222
10,912	Bidvest Group Ltd. (The)	128,507
1,241	Capitec Bank Holdings Ltd.	64,854
11,955	Clicks Group Ltd.	108,238
6,718	Coronation Fund Managers Ltd.	33,375
4,369	Exxaro Resources Ltd.	34,472
72,355	FirstRand Ltd.	269,531
9,211	Foschini Group Ltd. (The)	110,160
25,464	Gold Fields Ltd.	88,053
64,363	Growthpoint Properties Ltd. REIT	125,926
11,598	Harmony Gold Mining Co., Ltd.	29,225
5,902	Hyprop Investments Ltd. REIT	52,502

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Africa — continued
18,670	Impala Platinum Holdings Ltd. (a)	74,404
5,712	Imperial Holdings Ltd.	70,918
2,429	JSE Ltd.	29,083
1,955	Kumba Iron Ore Ltd. (a)	30,153
2,482	Liberty Holdings Ltd.	20,261
48,521	Life Healthcare Group Holdings Ltd.	120,987
4,780	Massmart Holdings Ltd.	47,644
24,650	MMI Holdings Ltd.	45,349
3,856	Mondi Ltd.	84,723
19,720	Nampak Ltd.	27,505
5,426	Nedbank Group Ltd.	93,593
2,021	Omnia Holdings Ltd.	27,295
15,452	Pick n Pay Stores Ltd.	78,390
6,509	Pioneer Foods Group Ltd.	80,132
110,431	Redefine Properties Ltd. REIT	91,483
6,871	Resilient Ltd. REIT	59,662
16,031	RMB Holdings Ltd.	77,345
43,401	Sanlam Ltd.	209,664
17,051	Sappi Ltd.	109,635
15,069	Sasol Ltd.	449,538
22,390	Shoprite Holdings Ltd.	297,199
9,333	SPAR Group Ltd. (The)	131,943
29,782	Standard Bank Group Ltd.	318,480
135,819	Steinhoff International Holdings NV	654,903
11,252	Super Group Ltd. (a)	30,520
14,008	Telkom S.A. SOC Ltd.	76,768
7,908	Tiger Brands Ltd.	238,689
4,862	Tongaat Hulett Ltd.	48,248
21,630	Truworths International Ltd.	130,021
22,846	Tsogo Sun Holdings Ltd.	44,832
25,614	Vodacom Group Ltd.	287,047

		5,640,580

	Spain — 0.0% (e)
5,405	Cemex Latam Holdings S.A. (a)	21,178

	Taiwan — 13.8%
187,000	Advanced Semiconductor Engineering, Inc.	206,073
12,000	Advantech Co., Ltd.	101,796
76,000	Asia Cement Corp.	65,151
22,000	Asustek Computer, Inc.	192,278
265,000	AU Optronics Corp.	109,730
22,000	Catcher Technology Co., Ltd.	179,426
191,000	Cathay Financial Holding Co., Ltd.	290,870
145,513	Chang Hwa Commercial Bank Ltd.	80,804
78,000	Cheng Shin Rubber Industry Co., Ltd.	155,283
15,110	Chicony Electronics Co., Ltd.	35,646
103,000	China Airlines Ltd.	30,939
326,000	China Steel Corp.	263,951
143,000	Compal Electronics, Inc.	86,280
429,395	CTBC Financial Holding Co., Ltd.	244,589
68,000	Delta Electronics, Inc.	379,807
222,326	E.Sun Financial Holding Co., Ltd.	131,329
30,000	Epistar Corp. (a)	22,628
81,450	Eva Airways Corp.	39,337
67,000	Far EasTone Telecommunications Co., Ltd.	159,189
224,863	First Financial Holding Co., Ltd.	125,484
116,000	Formosa Chemicals & Fibre Corp.	359,592

SHARES	SECURITY DESCRIPTION	VALUE($)
	Taiwan — continued
39,000	Formosa Petrochemical Corp.	133,223
130,000	Formosa Plastics Corp.	375,626
38,533	Foxconn Technology Co., Ltd.	108,754
173,000	Fubon Financial Holding Co., Ltd.	281,168
458,490	Hon Hai Precision Industry Co., Ltd.	1,229,569
15,000	Hotai Motor Co., Ltd.	172,377
208,153	Hua Nan Financial Holdings Co., Ltd.	109,473
275,000	Innolux Corp.	116,494
104,000	Inventec Corp.	78,218
4,000	Largan Precision Co., Ltd.	572,146
67,496	Lite-On Technology Corp.	101,949
45,000	MediaTek, Inc.	308,074
257,233	Mega Financial Holding Co., Ltd.	191,764
151,000	Nan Ya Plastics Corp.	355,693
22,737	Nanya Technology Corp.	35,028
16,000	Novatek Microelectronics Corp.	56,671
57,000	Pegatron Corp.	137,261
105,000	Pou Chen Corp.	133,039
24,000	President Chain Store Corp.	179,522
79,000	Quanta Computer, Inc.	161,069
14,000	Realtek Semiconductor Corp.	48,859
185,287	Shin Kong Financial Holding Co., Ltd. (a)	47,592
66,165	Siliconware Precision Industries Co., Ltd.	100,782
270,450	SinoPac Financial Holdings Co., Ltd.	79,791
40,200	Synnex Technology International Corp.	41,953
235,841	Taishin Financial Holding Co., Ltd.	89,058
104,702	Taiwan Business Bank	27,354
103,000	Taiwan Cement Corp.	116,808
219,820	Taiwan Cooperative Financial Holding Co., Ltd.	100,451
76,000	Taiwan Mobile Co., Ltd.	253,851
311,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,853,206
68,000	Teco Electric and Machinery Co., Ltd.	61,465
11,000	Transcend Information, Inc.	30,004
359,000	United Microelectronics Corp.	130,364
27,000	Vanguard International Semiconductor Corp.	48,795
105,000	Walsin Lihwa Corp.	40,830
81,495	Wistron Corp.	69,588
310,665	Yuanta Financial Holding Co., Ltd.	123,355

		11,361,406

	Thailand — 6.0%
90,400	Advanced Info Service PCL NVDR	408,315
16,500	Bangkok Bank PCL NVDR	81,802
9,700	Bangkok Bank PCL	50,013
26,000	Bangkok Life Assurance PCL NVDR	36,000
219,400	Banpu PCL NVDR	120,992
60,700	Berli Jucker PCL NVDR	86,267
122,100	Central Pattana PCL NVDR	195,975
314,900	Charoen Pokphand Foods PCL NVDR	254,956
396,800	CP ALL PCL NVDR	681,494
20,700	Electricity Generating PCL NVDR	118,653
33,500	Glow Energy PCL NVDR	74,202
432,500	Home Product Center PCL NVDR	122,177
74,600	Indorama Ventures PCL NVDR	74,157

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thailand — continued
112,500	Intouch Holdings PCL NVDR	171,009
474,500	IRPC PCL NVDR	70,097
310,100	Krung Thai Bank PCL NVDR	167,395
260,500	Land & Houses PCL NVDR	71,784
75,300	PTT Exploration & Production PCL NVDR	209,646
113,700	PTT Global Chemical PCL NVDR	218,838
78,300	PTT PCL NVDR	898,719
51,400	Ratchaburi Electricity Generating Holding PCL NVDR	74,487
3,500	Siam City Cement PCL NVDR	27,935
120,800	Siam Commercial Bank PCL (The) NVDR	518,278
71,400	Thai Airways International PCL NVDR (a)	43,609
54,200	Thai Oil PCL NVDR	110,471
1,093,600	TMB Bank PCL NVDR	72,712

		4,959,983

	Turkey — 1.4%
50,454	Akbank TAS	112,462
7,107	Arcelik A/S	43,107
5,304	Aselsan Elektronik Sanayi Ve Ticaret A/S	19,198
46,750	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	38,074
18,123	Enka Insaat ve Sanayi A/S	27,589
43,248	Eregli Demir ve Celik Fabrikalari TAS	66,641
2,872	Ford Otomotiv Sanayi A/S	26,580
19,686	Haci Omer Sabanci Holding A/S	52,125
20,077	KOC Holding A/S	80,876
1,445	Koza Altin Isletmeleri A/S (a)	6,794
17,153	Petkim Petrokimya Holding A/S	19,141
4,947	TAV Havalimanlari Holding A/S	20,360
4,912	Tofas Turk Otomobil Fabrikasi A/S	33,920
3,893	Tupras Turkiye Petrol Rafinerileri A/S	84,632
21,984	Turk Hava Yollari AO (a)	32,281
23,698	Turk Telekomunikasyon A/S	35,393
445	Turk Traktor ve Ziraat Makineleri A/S	9,261
35,650	Turkcell Iletisim Hizmetleri A/S (a)	107,223
51,935	Turkiye Garanti Bankasi A/S	114,717
15,079	Turkiye Halk Bankasi A/S	44,938
32,555	Turkiye Is Bankasi, Class C	51,459
21,829	Turkiye Sinai Kalkinma Bankasi A/S	8,334
24,002	Turkiye Sise ve Cam Fabrikalari A/S	25,726
25,330	Turkiye Vakiflar Bankasi Tao, Class D	33,021
20,978	Yapi ve Kredi Bankasi A/S (a)	21,313

		1,115,165

	United Arab Emirates — 1.9%
96,935	Abu Dhabi Commercial Bank PJSC	187,967
91,834	Air Arabia PJSC	34,512
70,689	Aldar Properties PJSC	49,231
5,405	DP World Ltd.	102,155
102,874	Dubai Investments PJSC	69,120
129,913	Dubai Islamic Bank PJSC	210,383
46,816	Emaar Malls PJSC	32,223
88,743	Emaar Properties PJSC	179,338
103,155	Emirates Telecommunications Group Co., PJSC	502,729

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Arab Emirates — continued
53,139	First Gulf Bank PJSC	187,143

		1,554,801

	Total Common Stocks (Cost $66,073,533)	67,195,772

Exchange Traded Fund — 8.6%
	India — 8.6%
248,875	iShares MSCI India ETF	7,058,095

	Total Exchange Traded Fund (Cost $7,200,808)	7,058,095

Preferred Stocks — 5.1%
	Brazil — 4.5%
78,248	Banco Bradesco S.A.	812,005
5,134	Braskem S.A.	53,017
1,666	Cia de Transmissao de Energia Eletrica Paulista	34,736
35,411	Cia Energetica de Minas Gerais	102,712
4,845	Cia Paranaense de Energia	49,433
23,850	Gerdau S.A.	92,339
74,626	Itau Unibanco Holding S.A.	881,937
90,371	Itausa - Investimentos Itau S.A.	266,143
120,610	Petroleo Brasileiro S.A. (a)	574,898
10,845	Suzano Papel e Celulose S.A., Class A	46,118
19,828	Telefonica Brasil S.A.	293,667
51,474	Vale S.A.	499,042

		3,706,047

	Chile — 0.1%
2,432	Sociedad Quimica y Minera de Chile S.A., Class B	78,651

	Colombia — 0.2%
11,253	Bancolombia S.A.	106,114
102,103	Grupo Aval Acciones y Valores S.A.	42,241

		148,355

	Russia — 0.3%
209,021	Surgutneftegas OJSC	119,351
41	Transneft PJSC	139,356

		258,707

	Total Preferred Stocks (Cost $3,575,109)	4,191,760

NUMBER OF RIGHTS
Rights — 0.0%
	Taiwan — 0.0%
8,951	Taishin Financial Holding Co., Ltd. (a)	—

	Total Rights (Cost $ —)	—

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.5%
	Investment Company — 4.5%
3,719,561	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.430% (c) (d) (Cost $3,719,561)	3,719,561

	Total Investments — 100.0% (Cost $80,569,011)	82,165,188
	Other Assets in Excess of Liabilities — 0.0% (e)	36,498

	NET ASSETS — 100.0%	$82,201,686

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	18.5%
Oil, Gas & Consumable Fuels	9.5
Exchange Traded Fund	8.6
Wireless Telecommunication Services	5.1
Semiconductors & Semiconductor Equipment	4.0
Metals & Mining	3.8
Electronic Equipment, Instruments & Components	3.2
Diversified Telecommunication Services	3.0
Internet Software & Services	3.0
Electric Utilities	2.7
Food & Staples Retailing	2.6
Automobiles	2.4
Food Products	2.2
Chemicals	2.0
Insurance	1.9
Real Estate Management & Development	1.8
Technology Hardware, Storage & Peripherals	1.7
Independent Power and Renewable Electricity Producers	1.6
Industrial Conglomerates	1.6
Diversified Financial Services	1.2
Construction Materials	1.1
Pharmaceuticals	1.1
Capital Markets	1.1
Transportation Infrastructure	1.0
Others (each less than 1.0%)	15.3

Notes to Schedule of Portfolio Investments:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
NVDR	—	Non-Voting Depository Receipts
REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated , this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.
(c)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		The rate shown is the yield as of January 31, 2017.
(e)		Amounts rounds to less than 0.05%.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,489,110
Aggregate gross unrealized depreciation	(2,892,933)

Net unrealized appreciation/depreciation	$1,596,177

Federal income tax cost of investments	$80,569,011

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$4,697,508	$—	$—	$4,697,508
Chile	1,365,077	—	—	1,365,077
China	—	17,221,495	—	17,221,495
Colombia	119,161	—	—	119,161
Czech Republic	24,978	240,450	—	265,428
Egypt	48,485	100,653	—	149,138
Greece	108,870	202,440	—	311,310
Hungary	—	424,561	—	424,561
Indonesia	—	5,363,307	—	5,363,307
Malaysia	892,574	2,543,108	—	3,435,682
Mexico	1,920,556	—	—	1,920,556
Pakistan	—	25,726	—	25,726
Peru	84,905	—	—	84,905
Philippines	41,105	1,453,092	—	1,494,197
Poland	122,949	956,064	—	1,079,013
Russia	182,996	4,402,599	—	4,585,595
South Africa	1,079,786	4,560,794	—	5,640,580
Spain	21,178	—	—	21,178
Taiwan	30,004	11,331,402	—	11,361,406
Thailand	—	4,959,983	—	4,959,983
Turkey	—	1,115,165	—	1,115,165
United Arab Emirates	604,884	949,917	—	1,554,801

Total Common Stocks	11,345,016	55,850,756	—	67,195,772

Exchange Traded Fund
India	7,058,095	—	—	7,058,095

Total Exchange Traded Fund	7,058,095	—	—	7,058,095

Preferred Stocks
Brazil	3,706,047	—	—	3,706,047
Chile	78,651	—	—	78,651
Colombia	148,355	—	—	148,355
Russia	—	258,707	—	258,707

Total Preferred Stocks	3,933,053	258,707	—	4,191,760

Rights
Taiwan	—	—	—	—

Total Rights	—	—	—	—

Short-Term Investment	3,719,561	—	—	3,719,561

Total Investments in Securities	$26,055,725	$56,109,463	$—	$82,165,188

Transfers from level 2 to level 1 in the amount of $703,568 are due to the non-application of fair value factors to certain securities as of January 31, 2017. Transfers from level 1 to level 2 in the amount of $657,080 are due to the application of fair value factors to certain securities as of January 31, 2017. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 100.1%
	Exchange Traded Fund — 100.1%
497,200	JPMorgan Diversified Return Europe Equity ETF (a)	24,631,288

	Total Exchange Traded Fund (Cost $25,794,179)	24,631,288

	Total Investments — 100.1% (Cost $25,794,179)	24,631,288
	Liabilities in Excess of Other Assets — (0.1)%	(12,806)

	NET ASSETS — 100.0%	$24,618,482

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY (b)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,854,881	CHF	Goldman Sachs	02/03/2017	2,893,791	2,885,429	(8,362)
73,271	CHF	Goldman Sachs	03/03/2017	74,051	74,153	102
4,512,513	DKK	Goldman Sachs	02/03/2017	655,018	655,155	137
102,165	DKK	Goldman Sachs	03/03/2017	14,830	14,848	18
11,908,469	EUR	Goldman Sachs	02/03/2017	12,869,903	12,856,578	(13,325)
392,406	EUR	Goldman Sachs	03/03/2017	423,825	424,065	240
5,288,297	GBP	Goldman Sachs	02/03/2017	6,653,302	6,653,018	(284)
235,374	GBP	Goldman Sachs	03/03/2017	296,128	296,253	125
5,897,685	NOK	Goldman Sachs	02/03/2017	716,816	715,055	(1,761)
122,372	NOK	Goldman Sachs	03/03/2017	14,830	14,840	10
14,874,797	SEK	Goldman Sachs	02/03/2017	1,701,686	1,700,744	(942)
337,424	SEK	Goldman Sachs	03/03/2017	38,559	38,624	65

				26,352,739	26,328,762	(23,977)

CONTRACTS TO SELL (b)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,854,881	CHF	Goldman Sachs	02/03/2017	2,814,797	2,885,429	(70,632)
2,854,881	CHF	Goldman Sachs	03/03/2017	2,897,783	2,889,243	8,540
4,512,513	DKK	Goldman Sachs	02/03/2017	641,257	655,155	(13,898)
4,420,363	DKK	Goldman Sachs	03/03/2017	643,021	642,443	578
11,908,469	EUR	Goldman Sachs	02/03/2017	12,580,489	12,856,579	(276,090)
11,908,469	EUR	Goldman Sachs	03/03/2017	12,883,070	12,869,227	13,843
5,288,297	GBP	Goldman Sachs	02/03/2017	6,539,771	6,653,018	(113,247)
5,288,297	GBP	Goldman Sachs	03/03/2017	6,656,538	6,656,099	439
5,897,685	NOK	Goldman Sachs	02/03/2017	685,348	715,055	(29,707)
5,999,365	NOK	Goldman Sachs	03/03/2017	729,304	727,527	1,777

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL (b)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
14,874,797	SEK	Goldman Sachs	02/03/2017	1,640,659	1,700,744	(60,085)
14,961,129	SEK	Goldman Sachs	03/03/2017	1,713,602	1,712,571	1,031

				50,425,639	50,963,090	(537,451)

Notes to Schedule of Portfolio Investments:

CHF	—	Swiss Franc
DKK	—	Danish Krone
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

(a)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)		Non-deliverable forwards.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,162,891)

Net unrealized appreciation/depreciation	$(1,162,891)

Federal income tax cost of investments	$25,794,179

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets postclosing, but prior to the time the NAVs are calculated.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$24,631,288	$—	$—	$24,631,288

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$26,905	$—	$26,905

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$588,333	$—	$588,333

There were no transfers between level 1 and level 2 during the period ended January 31, 2017.

B. Forward Foreign Currency Exchange Contracts — The Europe Currency Hedged ETF may be exposed to foreign currency risks associated with portfolio investments and therefore used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of January 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Austria — 1.0%
1,641	ANDRITZ AG	88,696
7,865	OMV AG	275,262
5,664	voestalpine AG	240,173

		604,131

	Belgium — 1.8%
3,841	bpost S.A.	92,916
3,382	Colruyt S.A.	165,520
985	Groupe Bruxelles Lambert S.A.	83,945
10,087	Proximus SADP	289,697
1,836	Solvay S.A.	215,272
3,789	Umicore S.A.	212,240

		1,059,590

	Denmark — 2.6%
2,281	Chr. Hansen Holding A/S	139,241
2,878	DSV A/S	139,956
2,824	ISS A/S	100,558
14,093	Novo Nordisk A/S, Class B	509,318
695	Pandora A	91,079
3,814	Tryg A/S	72,974
5,862	Vestas Wind Systems A/S	411,095
3,265	William Demant Holding A/S (a)	61,134

		1,525,355

	Finland — 4.3%
4,639	Elisa OYJ	156,324
19,111	Fortum OYJ	304,912
1,405	Kesko OYJ, Class B	71,095
4,680	Kone OYJ, Class B	211,588
4,007	Metso OYJ	123,188
13,432	Neste OYJ	467,343
2,842	Orion OYJ, Class B	132,292
6,899	Sampo OYJ, Class A	319,484
20,659	Stora Enso OYJ, Class R	234,444
14,224	UPM-Kymmene OYJ	322,601
4,380	Wartsila OYJ Abp	219,962

		2,563,233

	France — 13.3%
760	Aeroports de Paris	84,336
1,727	Air Liquide S.A.	186,454
1,795	Arkema S.A.	177,279
4,717	Atos SE	501,865
3,358	AXA S.A.	82,531
1,496	BNP Paribas S.A.	95,702
2,603	Bouygues S.A.	94,583
2,331	Bureau Veritas S.A.	45,650
9,100	Capital Gemini S.A.	740,912
5,999	Carrefour S.A.	146,756
722	Christian Dior SE	154,989
1,679	Cie Generale des Etablissements Michelin	180,380
4,716	CNP Assurances	88,628
4,367	Credit Agricole S.A.	57,958
2,454	Danone S.A.	153,839
3,768	Dassault Systemes SE	291,694
1,581	Eiffage S.A.	113,658
17,371	Engie S.A.	207,976
1,712	Essilor International S.A.	200,846
951	Fonciere Des Regions REIT	79,272
532	Gecina S.A. REIT	68,603
140	Hermes International	60,843

SHARES	SECURITY DESCRIPTION	VALUE($)
	France — continued
1,030	Imerys S.A.	82,716
679	Ingenico Group S.A.	57,258
4,293	Lagardere SCA	107,707
2,534	Legrand S.A.	147,178
763	L’Oreal S.A.	138,727
978	LVMH Moet Hennessy Louis Vuitton SE	197,091
6,633	Natixis S.A.	39,305
33,119	Orange S.A.	514,157
3,787	Publicis Groupe S.A.	260,165
2,024	Renault S.A.	182,249
3,397	Sanofi	273,040
1,305	Schneider Electric SE	93,379
2,247	SCOR SE	76,048
870	Societe BIC S.A.	113,754
1,826	Societe Generale S.A.	89,269
2,369	Sodexo S.A.	261,971
1,556	Thales S.A.	145,977
13,045	TOTAL S.A.	660,018
309	Unibail-Rodamco SE REIT	71,210
5,705	Valeo S.A.	348,689
1,571	Vinci S.A.	110,122
7,803	Vivendi S.A.	143,077

		7,927,861

	Germany — 12.9%
996	adidas AG	157,175
497	Allianz SE	84,473
1,536	Axel Springer SE	80,963
6,526	BASF SE	629,983
1,704	Bayer AG	189,280
2,129	Bayerische Motoren Werke AG	194,400
790	Continental AG	154,654
911	Covestro AG (b)	68,557
2,788	Daimler AG	209,678
948	Deutsche Boerse AG (a)	87,476
13,403	Deutsche Lufthansa AG	179,046
3,465	Deutsche Post AG	116,303
28,801	Deutsche Telekom AG	504,222
3,118	Deutsche Wohnen AG	101,702
5,626	Evonik Industries AG	182,631
967	Fielmann AG	67,599
1,669	Fraport AG Frankfurt Airport Services Worldwide	99,882
4,273	Fresenius Medical Care AG & Co., KGaA	348,784
6,877	Fresenius SE & Co., KGaA	544,281
939	Hannover Rueck SE	103,431
1,028	HOCHTIEF AG	146,543
1,378	HUGO BOSS AG	88,534
38,126	Infineon Technologies AG	701,573
8,078	K+S AG	205,209
578	MAN SE	59,923
1,032	MTU Aero Engines AG	123,623
411	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	77,394
1,875	OSRAM Licht AG	108,846
3,631	ProSiebenSat.1 Media SE	154,468
16,678	SAP SE	1,525,215
1,009	Siemens AG	130,523
2,105	Symrise AG	126,748
2,314	Talanx AG	79,647
14,787	Telefonica Deutschland Holding AG	61,857
84	Vonovia SE	2,752

		7,697,375

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Ireland — 0.4%
1,272	DCC plc	102,604
404	Kerry Group plc, Class A	28,391
1,200	Ryanair Holdings plc ADR (a)	100,392

		231,387

	Italy — 2.0%
4,303	Atlantia SpA	98,065
25,946	Enel SpA	108,471
8,403	Mediobanca SpA	72,351
2,786	Recordati SpA	79,127
90,642	Snam SpA	344,995
90,690	Terna Rete Elettrica Nazionale SpA	397,753
37,573	UnipolSai SpA	78,361

		1,179,123

	Luxembourg — 0.4%
1,232	RTL Group S.A.	94,122
6,583	SES S.A.	128,006

		222,128

	Netherlands — 5.0%
2,885	Akzo Nobel NV	195,792
5,703	ASML Holding NV	692,484
2,213	Boskalis Westminster	81,877
1,622	Heineken Holding NV	113,943
1,467	Heineken NV	109,716
3,961	ING Groep NV	56,904
13,607	Koninklijke Ahold Delhaize NV	289,882
3,436	Koninklijke DSM NV	219,047
51,012	Koninklijke KPN NV	146,965
3,161	Koninklijke Philips NV	92,752
2,603	NN Group NV	92,188
206	Randstad Holding NV	11,985
18,538	RELX NV	313,122
7,197	STMicroelectronics NV	94,988
5,239	Unilever NV	212,504
6,803	Wolters Kluwer NV	260,160

		2,984,309

	Norway — 2.9%
9,694	DNB ASA	161,721
5,099	Gjensidige Forsikring ASA	87,748
12,267	Marine Harvest ASA	216,584
18,976	Norsk Hydro ASA	108,245
15,763	Orkla ASA	147,066
15,774	Statoil ASA	294,141
28,089	Telenor ASA	445,280
5,954	Yara International ASA	251,054

		1,711,839

	Portugal — 0.9%
106,008	EDP - Energias de Portugal S.A.	308,286
14,788	Galp Energia SGPS S.A.	217,891
2,109	Jeronimo Martins SGPS S.A.	35,696

		561,873

	Spain — 6.9%
7,285	Abertis Infraestructuras S.A.	104,392
1,226	Acciona S.A.	95,112
1,110	Acerinox S.A.	15,265
3,130	ACS Actividades de Construccion y Servicios S.A.	96,468
651	Aena S.A. (b)	94,674
3,162	Amadeus IT Group S.A., Class A	146,278
7,619	Banco Santander S.A.	42,567

SHARES	SECURITY DESCRIPTION	VALUE($)
	Spain — continued
7,728	Distribuidora Internacional de Alimentacion S.A.	40,903
14,063	Enagas S.A.	345,379
20,569	Endesa S.A.	424,187
6,752	Ferrovial S.A.	122,565
6,445	Gamesa Corp. Tecnologica S.A.	135,529
17,952	Gas Natural SDG S.A.	346,296
9,844	Grifols S.A.	211,333
185,158	Iberdrola S.A.	1,169,491
14,160	International Consolidated Airlines Group S.A.	85,250
16,163	Mapfre S.A.	49,007
18,790	Red Electrica Corp. S.A.	336,005
26,175	Telefonica S.A.	253,247

		4,113,948

	Sweden — 6.8%
4,494	Alfa Laval AB	84,021
9,401	Assa Abloy AB, Class B	177,890
5,857	Atlas Copco AB, Class A	187,844
6,578	Boliden AB	191,896
5,506	Hennes & Mauritz AB, Class B	157,538
8,437	Hexagon AB, Class B	333,740
6,548	Husqvarna AB, Class B	54,842
2,515	Investor AB, Class B	100,389
17,651	Nordea Bank AB	213,088
8,671	Securitas AB, Class B	138,071
7,961	Skandinaviska Enskilda Banken AB, Class A	89,424
6,738	Skanska AB, Class B	164,745
5,096	SKF AB, Class B	102,541
15,879	Svenska Handelsbanken AB, Class A	237,053
13,682	Swedbank AB, Class A	345,950
29,351	Tele2 AB, Class B	258,778
90,050	Telefonaktiebolaget LM Ericsson, Class B	532,946
138,141	TeliaSonera AB	560,361
5,800	Trelleborg AB, Class B	120,324

		4,051,441

	Switzerland — 11.5%
5,121	ABB Ltd.	122,038
13	Actelion Ltd.	3,394
756	Baloise Holding AG	97,345
91	Banque Cantonale Vaudoise	62,163
10,447	Clariant AG	195,790
370	EMS-Chemie Holding AG	190,995
647	Geberit AG	276,521
116	Givaudan S.A.	209,130
132	Helvetia Holding AG	74,695
735	Kuehne & Nagel International AG	100,569
1,545	Lonza Group AG	283,846
6,114	Nestle S.A.	447,939
15,839	Novartis AG	1,169,354
857	Pargesa Holding S.A.	57,087
192	Partners Group Holding AG	97,031
811	PSP Swiss Property AG	72,974
4,089	Roche Holding AG	968,882
908	Schindler Holding AG	173,080
82	SGS S.A.	173,986
22	Sika AG	115,616
2,157	Sonova Holding AG	285,598
628	Swiss Life Holding AG	190,653

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
1,076	Swiss Prime Site AG	89,634
909	Swiss Re AG	84,945
2,162	Swisscom AG	953,758
564	Syngenta AG (a)	239,097
290	Zurich Insurance Group AG	83,512

		6,819,632

	United Kingdom — 26.0%
11,157	3i Group plc	98,559
3,405	Admiral Group plc	76,286
5,104	AstraZeneca plc	270,865
13,593	BAE Systems plc	99,837
1,782	Bellway plc	55,853
4,723	Berkeley Group Holdings plc	166,815
83,621	BP plc	499,431
13,551	British American Tobacco plc	836,478
71,458	BT Group plc, Class A	274,044
8,450	Bunzl plc	222,748
3,937	Burberry Group plc	81,415
26,024	Compass Group plc	463,152
3,167	Croda International plc	133,733
5,351	Daily Mail & General Trust plc, Class A	46,733
1,653	Derwent London plc REIT	51,423
5,985	Diageo plc	166,251
14,361	Direct Line Insurance Group plc	64,335
16,340	DS Smith plc	91,339
7,254	easyJet plc	86,962
5,674	Experian plc	109,578
55,704	GlaxoSmithKline plc	1,076,483
10,098	Hammerson plc REIT	69,599
8,724	Howden Joinery Group plc	41,561
10,914	HSBC Holdings plc	93,107
6,166	IMI plc	90,729
3,559	Imperial Brands plc	164,881
6,742	Inchcape plc	61,021
8,775	Informa plc	72,134
7,280	Inmarsat plc	55,778
17,236	Intu Properties plc REIT	58,788
59,515	ITV plc	152,718
42,456	J Sainsbury plc	138,134
17,895	John Wood Group plc	189,311
4,340	Johnson Matthey plc	178,019
48,413	Kingfisher plc	205,407
35,589	Legal & General Group plc	105,547
1,567	London Stock Exchange Group plc	62,737
48,695	Marks & Spencer Group plc	206,400
10,138	Meggitt plc	53,468
6,355	Micro Focus International plc	171,901
9,443	Mondi plc	208,711
58,610	National Grid plc	686,512
5,961	Next plc	287,625
50,917	Old Mutual plc	133,705
2,302	Pennon Group plc	23,015
1,548	Polymetal International plc	18,004
968	Provident Financial plc	33,334
6,223	Reckitt Benckiser Group plc	533,970
17,415	RELX plc	312,602
6,817	Rentokil Initial plc	19,643
29,710	Royal Dutch Shell plc, Class B	839,145
13,951	Royal Mail plc	72,453
46,914	Sage Group plc (The)	362,841
15,992	Segro plc REIT	92,898
7,639	Severn Trent plc	218,961

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
14,981	Sky plc	189,280
24,365	Smith & Nephew plc	364,493
6,286	Smiths Group plc	119,145
19,063	SSE plc	358,359
12,415	Tate & Lyle plc	104,936
11,166	TechnipFMC plc (a)	365,952
16,747	Unilever plc	678,354
19,442	United Utilities Group plc	225,150
453,540	Vodafone Group plc	1,110,964
4,998	Whitbread plc	247,412
47,696	William Hill plc	155,580
51,806	Wm Morrison Supermarkets plc	154,449
52	Wolseley plc	3,220
16,329	WPP plc	380,044

		15,444,317

	Total Common Stocks (Cost $59,037,855)	58,697,542

Preferred Stocks — 0.9%
	Germany — 0.9%
2,720	FUCHS PETROLUB SE	124,560
3,202	Henkel AG & Co., KGaA	390,881

	Total Preferred Stocks (Cost $477,867)	515,441

NUMBER OF RIGHTS
Rights — 0.0% (c)
	Spain — 0.0% (c)
3,130	ACS Actividades de Construccion y Servicios S.A. (a)	1,406

	Total Rights (Cost $–)	1,406

	Total Investments — 99.6% (Cost $59,515,722)	59,214,389
	Other Assets in Excess of Liabilities — 0.4%	264,428

	NET ASSETS — 100.0%	$59,478,817

Percentages indicated are based on net assets.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	7.9%
Oil, Gas & Consumable Fuels	7.2
Diversified Telecommunication Services	7.1
Chemicals	6.0
Electric Utilities	5.9
Software	4.0
Insurance	3.6
Media	2.9
Semiconductors & Semiconductor Equipment	2.7
Banks	2.6
IT Services	2.3
Capital Markets	2.3
Machinery	2.3
Wireless Telecommunication Services	2.3
Energy Equipment & Services	2.0
Hotels, Restaurants & Leisure	1.9
Food Products	1.9
Food & Staples Retailing	1.8
Electrical Equipment	1.7
Construction & Engineering	1.6
Household Products	1.6
Professional Services	1.5
Health Care Equipment & Supplies	1.5
Multi-Utilities	1.5
Health Care Providers & Services	1.5
Personal Products	1.5
Auto Components	1.3
Paper & Forest Products	1.3
Metals & Mining	1.2
Textiles, Apparel & Luxury Goods	1.1
Others (each less than 1.0%)	16.0

Notes to Schedule of Portfolio Investments:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.
(c)		Amount rounds to less than 0.05%.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,835,423
Aggregate gross unrealized depreciation	(4,136,756)

Net unrealized appreciation/depreciation	$(301,333)

Federal income tax cost of investments	$59,515,722

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$604,131	$—	$604,131
Belgium	—	1,059,590	—	1,059,590
Denmark	—	1,525,355	—	1,525,355
Finland	—	2,563,233	—	2,563,233
France	—	7,927,861	—	7,927,861
Germany	—	7,697,375	—	7,697,375
Ireland	128,783	102,604	—	231,387
Italy	79,127	1,099,996	—	1,179,123
Luxembourg	—	222,128	—	222,128
Netherlands	—	2,984,309	—	2,984,309
Norway	—	1,711,839	—	1,711,839
Portugal	—	561,873	—	561,873
Spain	—	4,113,948	—	4,113,948
Sweden	—	4,051,441	—	4,051,441
Switzerland	239,097	6,580,535	—	6,819,632
United Kingdom	365,952	15,078,365	—	15,444,317

Total Common Stocks	812,959	57,884,583	—	58,697,542

Preferred Stocks
Germany	—	515,441	—	515,441

Total Preferred Stocks	—	515,441	—	515,441

Rights
Spain	1,406	—	—	1,406

Total Rights	1,406	—	—	1,406

Total Investments in Securities	$814,365	$58,400,024	$—	$59,214,389

There were no significant transfers between level 1 and level 2 during the period ended January 31, 2017. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.6%
	Australia — 8.3%
15,139	AGL Energy Ltd.	259,597
18,673	Amcor Ltd.	202,676
9,732	Ansell Ltd.	175,414
32,700	APA Group	208,890
4,924	ASX Ltd.	186,369
44,837	Aurizon Holdings Ltd.	170,340
39,794	Boral Ltd.	175,861
25,499	Brambles Ltd.	201,518
9,616	Caltex Australia Ltd.	208,692
3,188	CIMIC Group Ltd.	82,980
2,214	Cochlear Ltd.	210,316
4,278	CSL Ltd.	364,698
38,479	CSR Ltd.	128,855
31,488	Dexus Property Group REIT	214,504
4,100	Flight Centre Travel Group Ltd.	93,221
58,527	GPT Group (The) REIT	207,841
36,973	Harvey Norman Holdings Ltd.	140,231
70,516	Healthscope Ltd.	117,103
48,125	Incitec Pivot Ltd.	140,651
113,656	Mirvac Group REIT	175,072
6,767	Orica Ltd.	96,328
47,034	Origin Energy Ltd.	252,207
44,267	Qantas Airways Ltd.	114,422
4,533	Ramsay Health Care Ltd.	229,756
80,772	Scentre Group REIT	269,528
13,563	Sonic Healthcare Ltd.	213,905
40,785	Star Entertainment Group Ltd. (The)	147,748
47,334	Sydney Airport	210,051
56,181	Tabcorp Holdings Ltd.	201,928
59,186	Tatts Group Ltd.	194,852
67,448	Telstra Corp., Ltd.	255,900
32,447	Transurban Group	251,077
10,184	Wesfarmers Ltd.	311,112
13,102	WorleyParsons Ltd. (a)	98,516

		6,512,159

	Austria — 0.3%
5,521	OMV AG	193,225

	Belgium — 0.8%
836	Ageas	35,796
2,670	Colruyt S.A.	130,674
1,421	Groupe Bruxelles Lambert S.A.	121,102
5,389	Proximus SADP	154,771
791	Solvay S.A.	92,745
1,269	UCB S.A.	87,650

		622,738

	Canada — 3.0%
1,988	Agrium, Inc.	204,751
4,714	BCE, Inc.	212,506
1,768	Canadian Tire Corp., Ltd., Class A	188,030
2,806	Fortis, Inc.	90,223
7,954	Husky Energy, Inc. (a)	102,631
4,778	Imperial Oil Ltd.	157,082
3,831	Inter Pipeline Ltd.	83,082
2,409	Loblaw Cos., Ltd.	126,610
6,775	Metro, Inc., Class A	205,814
5,445	RioCan REIT	108,837
4,908	Rogers Communications, Inc., Class B	212,916
7,975	Shaw Communications, Inc., Class B	172,033
5,970	TELUS Corp.	199,298

SHARES	SECURITY DESCRIPTION	VALUE($)
	Canada — continued
1,804	Tourmaline Oil Corp. (a)	42,173
5,160	TransCanada Corp.	243,437

		2,349,423

	Denmark — 0.9%
942	Carlsberg A/S, Class B	85,220
2,438	Chr. Hansen Holding A/S	148,825
2,325	DSV A/S	113,064
2,115	H Lundbeck A/S (a)	90,837
21,755	TDC A/S (a)	114,629
2,143	Vestas Wind Systems A/S	150,286

		702,861

	Finland — 0.8%
6,934	Fortum OYJ	110,631
5,652	Neste OYJ	196,652
3,030	Sampo OYJ, Class A	140,315
8,262	Stora Enso OYJ, Class R	93,759
4,696	UPM-Kymmene OYJ	106,505

		647,862

	France — 4.1%
1,590	Arkema S.A.	157,032
2,073	Atos SE	220,557
2,300	Capital Gemini S.A.	187,264
1,801	Casino Guichard Perrachon S.A.	97,115
705	Christian Dior SE	151,340
2,066	Danone S.A.	129,516
2,773	Dassault Systemes	214,668
843	Eiffage S.A.	60,603
1,048	Essilor International S.A.	122,948
4,677	Eutelsat Communications S.A.	79,774
1,333	Faurecia	57,919
525	Iliad S.A.	112,272
537	Ingenico Group S.A.	45,283
3,172	Lagardere SCA	79,582
10,277	Orange S.A.	159,546
1,002	Pernod Ricard S.A.	117,208
1,763	Publicis Groupe S.A.	121,117
2,327	SCOR SE	78,755
1,524	Sodexo S.A.	168,528
5,809	STMicroelectronics NV	76,669
2,261	Suez	34,249
2,341	Thales S.A.	219,621
3,235	TOTAL S.A.	163,676
3,247	Valeo S.A.	198,457
1,061	Vinci S.A.	74,373
6,254	Vivendi S.A.	114,674

		3,242,746

	Germany — 2.9%
818	BASF SE	78,965
1,687	Beiersdorf AG	149,669
1,690	Covestro AG (b)	127,180
4,975	Deutsche Lufthansa AG	66,459
9,670	Deutsche Telekom AG	169,294
5,143	Evonik Industries AG	166,952
2,044	Fraport AG Frankfurt Airport Services Worldwide	122,324
2,315	Fresenius Medical Care AG & Co., KGaA	188,962
3,094	Fresenius SE & Co., KGaA	244,875
1,953	Hannover Rueck SE	215,123
13,664	Infineon Technologies AG	251,437
1,864	Merck KGaA	205,660

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
2,117	SAP SE	193,601
483	Symrise AG	29,083
1,531	United Internet AG	64,160

		2,273,744

	Hong Kong — 3.7%
49,000	Cathay Pacific Airways Ltd.	66,365
22,000	Cheung Kong Infrastructure Holdings Ltd.	176,918
26,760	CK Hutchison Holdings Ltd.	320,723
25,500	CLP Holdings Ltd.	248,895
12,400	Hang Seng Bank Ltd.	252,749
123,770	Hong Kong & China Gas Co., Ltd.	233,034
10,500	Johnson Electric Holdings Ltd.	27,939
36,500	Link REIT	249,426
45,500	MTR Corp., Ltd.	231,147
115,000	New World Development Co., Ltd.	132,686
210,000	PCCW Ltd.	127,463
24,000	Power Assets Holdings Ltd.	229,965
178,700	Semiconductor Manufacturing International Corp. (a)	245,043
17,500	Swire Pacific Ltd., Class A	178,289
14,000	Xinyi Automobile Glass Hong Kong Enterprises Ltd. (a)	2,428
142,000	Xinyi Glass Holdings Ltd.	127,724
250,000	Xinyi Solar Holdings Ltd.	86,434

		2,937,228

	Israel — 0.3%
2,563	Check Point Software Technologies Ltd. (a)	253,148

	Italy — 0.7%
27,273	Italgas SpA (a)	103,634
37,386	Parmalat SpA	120,672
1,400	Recordati SpA	39,762
39,338	Snam SpA	149,725
34,371	Terna Rete Elettrica Nazionale SpA	150,746

		564,539

	Japan — 23.1%
4,700	Advantest Corp.	87,695
2,100	Aisin Seiki Co., Ltd.	96,063
80,000	ANA Holdings, Inc.	237,624
66,000	Aozora Bank Ltd.	240,370
13,400	Brother Industries Ltd.	247,335
8,500	Canon, Inc.	251,484
7,000	Capcom Co., Ltd.	148,570
1,000	Central Japan Railway Co.	161,586
13,500	Chubu Electric Power Co., Inc.	180,232
11,700	Chugoku Electric Power Co., Inc. (The)	131,742
2,100	COMSYS Holdings Corp.	38,603
6,600	Concordia Financial Group Ltd.	34,811
8,100	Cosmo Energy Holdings Co., Ltd.	140,176
5,300	Credit Saison Co., Ltd.	96,566
6,000	Dai Nippon Printing Co., Ltd.	61,042
5,200	Daicel Corp.	57,502
11,200	Daiichi Sankyo Co., Ltd.	250,579
1,200	Daito Trust Construction Co., Ltd.	167,759
4,400	DIC Corp.	136,256
11,000	Dowa Holdings Co., Ltd.	93,361
4,600	Ebara Corp.	141,870
7,000	Electric Power Development Co., Ltd.	162,700
3,000	FamilyMart UNY Holdings Co., Ltd.	190,078

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
32,000	Fuji Electric Co., Ltd.	189,582
6,300	FUJIFILM Holdings Corp.	243,969
28,700	Fujikura Ltd.	181,726
5,000	Fukuoka Financial Group, Inc.	22,071
4,200	Hankyu Hanshin Holdings, Inc.	142,505
2,300	Hikari Tsushin, Inc.	210,184
2,600	Hitachi High-Technologies Corp.	111,369
11,700	Hokkaido Electric Power Co., Inc.	84,776
9,000	Hokuriku Electric Power Co.	90,677
2,300	Ibiden Co., Ltd.	32,711
8,400	Idemitsu Kosan Co., Ltd.	259,740
23,700	Inpex Corp.	232,573
17,400	ITOCHU Corp.	239,701
6,200	Japan Airlines Co., Ltd.	197,428
4,500	Japan Petroleum Exploration Co., Ltd.	101,085
53,300	JX Holdings, Inc.	251,362
21,000	Kaneka Corp.	180,940
15,800	Kansai Electric Power Co., Inc. (The) (a)	168,843
81,000	Kawasaki Kisen Kaisha Ltd.	196,957
8,400	KDDI Corp.	225,694
6,300	Keisei Electric Railway Co., Ltd.	149,161
4,000	Konami Holdings Corp.	159,957
6,000	Konica Minolta, Inc.	62,154
15,700	Kuraray Co., Ltd.	248,845
6,500	Kyowa Hakko Kirin Co., Ltd.	88,020
4,100	Kyushu Electric Power Co., Inc.	45,764
500	Lawson, Inc.	36,496
38,200	Marubeni Corp.	232,426
12,200	Mitsubishi Tanabe Pharma Corp.	244,697
115,800	Mizuho Financial Group, Inc.	214,877
2,500	Mochida Pharmaceutical Co., Ltd.	179,586
9,000	NH Foods Ltd.	244,942
2,200	Nihon M&A Center, Inc.	64,164
7,400	Nikon Corp.	119,430
12,000	Nippon Kayaku Co., Ltd.	156,834
8,700	Nippon Paper Industries Co., Ltd.	159,281
2,500	Nippon Shokubai Co., Ltd.	172,298
5,700	Nippon Telegraph & Telephone Corp.	251,782
13,900	Nipro Corp.	155,824
16,800	Nissan Motor Co., Ltd.	166,205
4,700	Nisshin Steel Co., Ltd.	63,683
2,200	Nissin Foods Holdings Co., Ltd.	116,101
8,300	Nomura Real Estate Holdings, Inc.	142,762
2,200	Nomura Research Institute Ltd.	75,170
4,600	NTT Data Corp.	231,827
10,500	NTT DOCOMO, Inc.	251,056
14,000	Oji Holdings Corp.	61,966
59,000	Osaka Gas Co., Ltd.	221,157
2,900	Otsuka Corp.	149,245
5,800	Otsuka Holdings Co., Ltd.	267,195
3,800	Park24 Co., Ltd.	104,883
42,500	Resona Holdings, Inc.	230,098
18,700	Ricoh Co., Ltd.	166,832
3,000	Sankyo Co., Ltd.	100,166
2,400	Sawai Pharmaceutical Co., Ltd.	126,059
3,200	SCREEN Holdings Co., Ltd.	200,126
2,800	SCSK Corp.	105,106
3,700	Sega Sammy Holdings, Inc.	58,097
11,800	Sekisui Chemical Co., Ltd.	192,547
14,100	Sekisui House Ltd.	228,086
19,900	Seven Bank Ltd.	57,012
1,700	Shimamura Co., Ltd.	222,815

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
6,000	Shimizu Corp.	55,148
7,900	Showa Denko K.K.	129,641
21,000	Showa Shell Sekiyu K.K.	205,854
3,800	SoftBank Group Corp.	292,751
76,600	Sojitz Corp.	197,430
6,400	Square Enix Holdings Co., Ltd.	183,457
6,000	Sumitomo Dainippon Pharma Co., Ltd.	101,782
40,000	Sumitomo Osaka Cement Co., Ltd.	161,069
4,100	Suzuken Co., Ltd.	135,361
20,000	Taisei Corp.	142,072
1,400	Taisho Pharmaceutical Holdings Co., Ltd.	118,336
10,000	Takashimaya Co., Ltd.	86,120
1,400	Takeda Pharmaceutical Co., Ltd.	58,640
6,900	Teijin Ltd.	145,637
2,600	Terumo Corp.	96,184
16,500	Tohoku Electric Power Co., Inc.	201,425
9,300	Tokyo Broadcasting System Holdings, Inc.	160,158
41,600	Tokyo Electric Power Holdings Co., Inc. (a)	159,333
40,000	Tokyo Gas Co., Ltd.	177,515
5,000	Tokyo Tatemono Co., Ltd.	66,216
13,000	Tokyu Corp.	95,743
11,200	Tokyu Fudosan Holdings Corp.	65,474
20,000	TonenGeneral Sekiyu K.K.	235,202
22,000	Toppan Printing Co., Ltd.	215,951
13,000	Tosoh Corp.	98,220
5,800	Toyo Suisan Kaisha Ltd.	206,952
3,400	Toyota Industries Corp.	164,084
4,700	Toyota Motor Corp.	273,318
6,000	Tsumura & Co.	174,842
87,000	Ube Industries Ltd.	209,181
26,100	Yamada Denki Co., Ltd.	143,796
7,200	Yokohama Rubber Co., Ltd. (The)	126,628

		18,126,149

	Netherlands — 1.5%
748	Boskalis Westminster	27,675
2,197	Gemalto NV	127,681
1,563	Heineken Holding NV	109,798
9,832	Koninklijke Ahold Delhaize NV	209,460
51,580	Koninklijke KPN NV	148,601
1,614	Koninklijke Philips NV	47,359
3,755	NN Group NV	132,987
8,175	RELX NV	138,082
5,551	Wolters Kluwer NV	212,281

		1,153,924

	New Zealand — 0.4%
20,294	Contact Energy Ltd.	71,116
84,928	Spark New Zealand Ltd.	218,832

		289,948

	Norway — 0.9%
12,664	Marine Harvest ASA	223,593
17,492	Orkla ASA	163,197
300	Statoil ASA	5,594
10,319	Telenor ASA	163,582
4,205	Yara International ASA	177,306

		733,272

	Portugal — 0.3%
46,877	EDP - Energias de Portugal S.A.	136,324

SHARES	SECURITY DESCRIPTION	VALUE($)
	Portugal — continued
5,048	Galp Energia SGPS S.A.	74,379

		210,703

	Singapore — 2.3%
21,400	Ascendas REIT	37,366
115,800	CapitaLand Mall Trust REIT	159,122
65,800	ComfortDelGro Corp., Ltd.	112,596
346,500	Golden Agri-Resources Ltd.	104,225
201,500	Hutchison Port Holdings Trust, Class U	85,703
800	Jardine Matheson Holdings Ltd.	49,340
51,900	Keppel Corp., Ltd.	227,742
60,500	Sembcorp Industries Ltd.	135,114
17,900	Singapore Airlines Ltd.	126,070
63,600	Singapore Press Holdings Ltd.	155,961
100,000	Singapore Telecommunications Ltd.	274,939
11,100	Venture Corp., Ltd.	80,298
92,900	Wilmar International Ltd.	255,662

		1,804,138

	South Korea — 8.8%
2,630	Celltrion, Inc. (a)	227,299
465	CJ CheilJedang Corp.	142,022
101	CJ Corp.	15,859
2,974	GS Holdings Corp.	130,953
3,867	Hankook Tire Co., Ltd.	188,707
508	Hanmi Pharm Co., Ltd.	126,168
1,738	Hanmi Science Co., Ltd.	86,554
14,780	Hanon Systems	115,737
8,386	Hanwha Chemical Corp.	188,380
3,300	Hanwha Techwin Co., Ltd.	118,555
2,271	Hyundai Engineering & Construction Co., Ltd.	81,293
546	Hyundai Heavy Industries Co., Ltd. (a)	62,267
1,156	Hyundai Mobis Co., Ltd.	240,490
3,987	Hyundai Steel Co.	199,941
10,350	Industrial Bank of Korea	113,057
2,531	Kakao Corp.	169,452
6,905	Kia Motors Corp.	216,421
5,659	Korea Electric Power Corp.	207,250
3,405	Korea Gas Corp.	135,980
372	Korea Zinc Co., Ltd.	157,321
2,013	Korean Air Lines Co., Ltd. (a)	45,754
8,294	KT Corp.	209,903
2,595	KT&G Corp.	224,790
9,098	LG Display Co., Ltd.	240,021
2,398	LG Electronics, Inc.	114,600
20,831	LG Uplus Corp.	204,611
832	Lotte Chemical Corp.	269,617
521	Lotte Shopping Co., Ltd.	101,379
381	NAVER Corp.	248,874
1,163	POSCO	271,822
224	Samsung Electronics Co., Ltd.	380,974
1,303	Samsung Fine Chemicals Co., Ltd.	34,413
1,213	Samsung SDS Co., Ltd.	131,498
306	Shinsegae, Inc.	46,337
1,156	SK Holdings Co., Ltd.	215,391
7,206	SK Hynix, Inc.	332,801
1,985	SK Innovation Co., Ltd.	268,908
1,110	SK Telecom Co., Ltd.	212,794
2,745	SKC Co., Ltd.	73,429
2,820	S-Oil Corp.	196,958
14,143	Woori Bank	159,658

		6,908,238

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — 1.9%
552	Acciona S.A.	42,824
1,842	Acerinox S.A.	25,331
1,410	ACS Actividades de Construccion y Servicios S.A.	43,457
869	Aena S.A. (b)	126,377
5,357	Enagas S.A.	131,565
7,907	Endesa S.A.	163,063
7,948	Ferrovial S.A.	144,275
7,611	Gamesa Corp. Tecnologica S.A.	160,049
8,129	Gas Natural SDG S.A.	156,809
7,770	Grifols S.A.	166,808
23,923	Iberdrola S.A.	151,102
7,623	Red Electrica Corp. S.A.	136,315

		1,447,975

	Sweden — 2.9%
1,699	Autoliv, Inc.	196,506
8,865	Boliden AB	258,613
5,002	Getinge AB, Class B	80,808
4,236	Hexagon AB, Class B	167,562
2,697	Investor AB, Class B	107,654
2,480	Lundin Petroleum AB (a)	53,520
13,537	Securitas AB, Class B	215,554
9,380	Skanska AB, Class B	229,342
7,200	Svenska Cellulosa AB SCA, Class B	216,660
3,835	Svenska Handelsbanken AB, Class A	57,252
4,453	Swedish Match AB	144,975
19,981	Tele2 AB, Class B	176,166
40,614	TeliaSonera AB	164,748
7,878	Trelleborg AB, Class B	163,434

		2,232,794

	Switzerland — 2.1%
1,281	Baloise Holding AG	164,945
8,556	Clariant AG	160,350
3,946	Garmin Ltd.	190,552
105	Givaudan S.A.	189,298
317	Kuehne & Nagel International AG	43,375
1,239	Lonza Group AG	227,628
1,911	Novartis AG	141,085
1,264	Sonova Holding AG	167,360
454	Swiss Life Holding AG	137,829
522	Swiss Prime Site AG	43,484
359	Swisscom AG	158,372

		1,624,278

	United Kingdom — 3.5%
509	Antofagasta plc	5,378
5,677	Barratt Developments plc	34,236
994	Berkeley Group Holdings plc	35,108
18,187	BP plc	108,623
10,067	British Land Co. plc (The) REIT	73,995
30,966	BT Group plc, Class A	118,756
7,597	Bunzl plc	200,262
8,802	Direct Line Insurance Group plc	39,431
5,937	easyJet plc	71,173
7,072	GlaxoSmithKline plc	136,667
6,045	Hammerson plc REIT	41,664
7,925	Inmarsat plc	60,720
412	Johnson Matthey plc	16,900
22,236	Kingfisher plc	94,343
8,611	Land Securities Group plc REIT	107,918
1,473	Micro Focus International plc	39,844
2,666	Mondi plc	58,925

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
11,432	National Grid plc	133,906
1,617	Persimmon plc	39,384
13,798	Royal Mail plc	71,658
24,753	Sage Group plc (The)	191,444
5,068	Severn Trent plc	145,267
10,018	Smith & Nephew plc	149,867
6,879	Tate & Lyle plc	58,144
3,170	TechnipFMC plc (a)	103,893
770	Travis Perkins plc	14,122
13,277	United Utilities Group plc	153,755
62,941	Vodafone Group plc	154,177
11,955	William Hill plc	38,996
29,609	Wm Morrison Supermarkets plc	88,273
7,047	WPP plc	164,013

		2,750,842

	United States — 26.1%
1,737	Albemarle Corp.	160,916
4,910	Alcoa Corp.	178,969
348	Alleghany Corp. (a)	212,826
6,269	Alliant Energy Corp.	236,028
1,913	Allstate Corp. (The)	143,877
3,841	Amdocs Ltd. (Guernsey)	225,505
3,518	Ameren Corp.	185,223
3,159	American Water Works Co., Inc.	231,997
12,830	Annaly Capital Management, Inc. REIT	131,123
4,177	Antero Resources Corp. (a)	101,961
1,617	Anthem, Inc.	249,244
595	Arrow Electronics, Inc. (a)	43,744
1,677	Ashland Global Holdings Inc.	199,613
817	Assurant, Inc.	79,355
5,706	AT&T, Inc.	240,565
3,175	AutoNation, Inc. (a)	168,656
234	AutoZone, Inc. (a)	169,645
3,074	Avery Dennison Corp.	224,463
3,559	Avnet, Inc.	165,280
3,691	Axis Capital Holdings Ltd. (Bermuda)	236,261
1,350	Becton, Dickinson & Co.	239,341
4,185	Bemis Co., Inc.	203,893
3,405	Broadridge Financial Solutions, Inc.	226,535
795	C.R. Bard, Inc.	188,677
6,172	CA Technologies, Inc.	192,998
2,432	Celanese Corp., Class A	205,261
6,537	CenturyLink, Inc.	169,047
1,955	Chevron Corp.	217,689
4,751	Church & Dwight Co., Inc.	214,840
604	Cigna Corp.	88,317
2,995	Cincinnati Financial Corp.	211,387
2,010	Cintas Corp.	233,381
2,686	CMS Energy Corp.	114,424
2,205	CNA Financial Corp.	91,838
3,789	Commerce Bancshares, Inc.	214,192
2,752	Computer Sciences Corp.	171,174
2,177	Consolidated Edison, Inc.	161,860
1,451	Constellation Brands, Inc., Class A	217,302
2,773	Darden Restaurants, Inc.	203,205
731	DaVita HealthCare Partners, Inc. (a)	46,601
3,455	DENTSPLY SIRONA, Inc.	195,899
2,469	Dr. Pepper Snapple Group, Inc.	225,173
1,856	DST Systems, Inc.	213,718
2,165	DTE Energy Co.	213,556
2,290	Eastman Chemical Co.	177,475
1,454	Edgewell Personal Care Co. (a)	114,633

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
1,091	Everest Re Group Ltd. (Bermuda)	239,944
4,112	Eversource Energy	227,476
2,763	Fidelity National Information Services, Inc.	219,437
3,056	First Solar, Inc. (a)	95,317
3,227	Foot Locker, Inc.	221,179
41,889	Frontier Communications Corp.	146,193
4,364	Gentex Corp.	91,164
1,540	Genuine Parts Co.	149,087
2,221	Harris Corp.	228,119
2,690	Hasbro, Inc.	221,952
1,782	Helmerich & Payne, Inc.	126,807
1,341	Henry Schein, Inc. (a)	214,372
4,255	HollyFrontier Corp.	123,267
5,165	Hormel Foods Corp.	187,490
1,112	IAC/Interactive Corp. (a)	76,517
1,305	Ingredion, Inc.	167,288
6,169	Intel Corp.	227,143
1,705	International Flavors & Fragrances, Inc.	199,843
5,915	International Game Technology plc	156,215
3,894	Jabil Circuit, Inc.	93,378
1,670	JM Smucker Co. (The)	226,870
2,032	Johnson & Johnson	230,124
1,458	L3 Technologies, Inc.	231,370
1,696	Laboratory Corp. of America Holdings (a)	227,620
4,548	Leggett & Platt, Inc.	217,031
3,748	Level 3 Communications, Inc. (a)	222,856
6,480	Liberty Interactive Corp. QVC Group, Class A (a)	124,286
1,681	McCormick & Co., Inc. (Non-Voting)	160,620
3,442	MDU Resources Group, Inc.	101,023
2,315	Molson Coors Brewing Co., Class B	223,444
2,126	Motorola Solutions, Inc.	171,589
2,351	Murphy Oil Corp.	67,967
6,580	NiSource, Inc.	147,195
934	Northrop Grumman Corp.	213,961
120	NVR, Inc. (a)	222,960
4,500	Old Republic International Corp.	93,600
3,853	Patterson Cos., Inc.	160,323
3,022	Pinnacle West Capital Corp.	234,598
1,350	Public Service Enterprise Group, Inc.	59,738
4,431	PulteGroup, Inc.	95,311
662	Quest Diagnostics, Inc.	60,851
1,559	Raytheon Co.	224,745
1,756	RenaissanceRe Holdings Ltd. (Bermuda)	239,378
4,145	Republic Services, Inc., Class A	237,840
3,280	Reynolds American, Inc.	197,226
1,944	SBA Communications Corp., Class A REIT (a)	204,625
3,256	SCANA Corp.	223,687
2,202	Scripps Networks Interactive, Inc., Class A	167,704
4,336	Southwest Airlines Co.	226,816
25,587	Sprint Corp. (a)	236,168
2,864	Symantec Corp.	78,903
3,797	Synopsys, Inc. (a)	238,793
4,034	TEGNA, Inc.	92,419
1,500	Tesoro Corp.	121,275
4,109	Thomson Reuters Corp.	184,191
3,713	T-Mobile US, Inc. (a)	231,209
3,231	Torchmark Corp.	237,608

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
151	Total System Services, Inc.	7,653
2,488	Tyson Foods, Inc., Class A	156,222
1,680	Universal Health Services, Inc., Class B	189,218
4,314	Verizon Communications, Inc.	211,429
2,850	Versum Materials Inc. (a)	79,658
3,251	W.R. Berkley Corp.	218,500
1,209	Wal-Mart Stores, Inc.	80,689
189	Walt Disney Co. (The)	20,913
1,237	Waters Corp. (a)	175,221
3,515	Westlake Chemical Corp.	217,614
2,672	Wyndham Worldwide Corp.	211,248
5,751	Xcel Energy, Inc.	237,631
3,905	Xylem, Inc.	192,556
655	Zimmer Biomet Holdings, Inc.	77,506

		20,461,837

	Total Common Stocks (Cost $72,497,114)	78,043,771

Preferred Stock — 0.1%
	Germany— 0.1%
780	Henkel AG & Co., KGaA	95,218

	Total Preferred Stock (Cost $103,360)	95,218

NUMBER OF RIGHTS
Rights — 0.0% (c)
	South Korea — 0.0% (c)
479	Korean Air Lines Co., Ltd. (a)	2,288

	Spain — 0.0% (c)
1,410	ACS Actividades de Construccion y Servicios S.A. (a)	633

	Total Rights (Cost $–)	2,921

	Total Investments — 99.7% (Cost $72,600,474)	78,141,910
	Other Assets in Excess of Liabilities — 0.3%	271,613

	NET ASSETS — 100.0%	$78,413,523

Percentages indicated are based on net assets.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	6.7%
Chemicals	6.4
Diversified Telecommunication Services	5.8
Electric Utilities	5.0
Insurance	3.9
Pharmaceuticals	3.5
Food Products	3.4
Health Care Providers & Services	3.2
IT Services	2.9
Software	2.6
Wireless Telecommunication Services	2.6
Health Care Equipment & Supplies	2.4
Semiconductors & Semiconductor Equipment	2.2
Equity Real Estate Investment Trusts (REITs)	2.1
Multi-Utilities	2.1
Auto Components	2.1
Banks	2.0
Media	2.0
Household Durables	1.9
Hotels, Restaurants & Leisure	1.8
Technology Hardware, Storage & Peripherals	1.7
Commercial Services & Supplies	1.6
Metals & Mining	1.6
Gas Utilities	1.6
Specialty Retail	1.6
Road & Rail	1.5
Airlines	1.5
Industrial Conglomerates	1.3
Aerospace & Defense	1.3
Electronic Equipment, Instruments & Components	1.3
Beverages	1.3
Food & Staples Retailing	1.2
Construction & Engineering	1.1
Trading Companies & Distributors	1.1
Real Estate Management & Development	1.0
Transportation Infrastructure	1.0
Others (each less than 1.0%)	13.7

Notes to Schedule of Portfolio Investments:

REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.
(c)		Amount rounds to less than 0.05%.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,071,932
Aggregate gross unrealized depreciation	(3,530,496)

Net unrealized appreciation/depreciation	$5,541,436

Federal income tax cost of investments	$72,600,474

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$6,512,159	$—	$6,512,159
Austria	—	193,225	—	193,225
Belgium	—	622,738	—	622,738
Canada	2,349,423	—	—	2,349,423
Denmark	—	702,861	—	702,861
Finland	—	647,862	—	647,862
France	—	3,242,746	—	3,242,746
Germany	—	2,273,744	—	2,273,744
Hong Kong	—	2,937,228	—	2,937,228
Israel	253,148	—	—	253,148
Italy	264,068	300,471	—	564,539
Japan	—	18,126,149	—	18,126,149
Netherlands	—	1,153,924	—	1,153,924
New Zealand	—	289,948	—	289,948
Norway	—	733,272	—	733,272
Portugal	—	210,703	—	210,703
Singapore	—	1,804,138	—	1,804,138
South Korea	—	6,908,238	—	6,908,238
Spain	—	1,447,975	—	1,447,975
Sweden	196,506	2,036,288	—	2,232,794
Switzerland	190,552	1,433,726	—	1,624,278
United Kingdom	103,893	2,646,949	—	2,750,842
United States	20,461,837	—	—	20,461,837

Total Common Stocks	23,819,427	54,224,344	—	78,043,771

Preferred Stock
Germany	—	95,218	—	95,218

Total Preferred Stock	—	95,218	—	95,218

Rights
South Korea	2,288	—	—	2,288
Spain	633	—	—	633

Total Rights	2,921	—	—	2,921

Total Investments in Securities	$23,822,348	$54,319,562	$—	$78,141,910

There were no transfers between level 1 and level 2 during the period ended January 31, 2017.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 99.9%
	Exchange Traded Fund — 99.9%
750,843	JPMorgan Diversified Return International Equity ETF (a)	37,880,029

	Total Exchange Traded Fund (Cost $37,955,747)	37,880,029

	Total Investments — 99.9% (Cost $37,955,747)	37,880,029
	Other Assets in Excess of Liabilities — 0.1%	41,942

	NET ASSETS — 100.0%	$37,921,971

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY (b)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,588,314	AUD	Goldman Sachs	02/03/2017	3,483,145	3,479,533	(3,612)
112,154	AUD	Goldman Sachs	03/03/2017	84,853	84,999	146
674,282	CHF	Goldman Sachs	02/03/2017	683,472	681,498	(1,974)
3,627,972	DKK	Goldman Sachs	02/03/2017	527,208	526,732	(476)
6,724,387	EUR	Goldman Sachs	02/03/2017	7,266,330	7,259,759	(6,571)
165,439	EUR	Goldman Sachs	03/03/2017	178,550	178,786	236
6,363,290	GBP	Goldman Sachs	02/03/2017	8,005,562	8,005,427	(135)
158,599	GBP	Goldman Sachs	03/03/2017	199,430	199,621	191
15,793,733	HKD	Goldman Sachs	02/03/2017	2,035,533	2,035,629	96
399,378	HKD	Goldman Sachs	03/03/2017	51,500	51,491	(9)
1,185,410,919	JPY	Goldman Sachs	02/03/2017	10,529,436	10,499,506	(29,930)
88,747,673	JPY	Goldman Sachs	03/03/2017	788,028	786,633	(1,395)
4,251,753,455	KRW	Goldman Sachs	02/03/2017	3,690,144	3,662,065	(28,079)
113,776,087	KRW	Goldman Sachs	03/03/2017	98,744	98,812	68
3,505,964	NOK	Goldman Sachs	02/03/2017	426,122	425,075	(1,047)
307,501	NOK	Goldman Sachs	03/03/2017	37,385	37,290	(95)
374,374	NZD	Goldman Sachs	02/03/2017	274,483	274,656	173
10,104,644	SEK	Goldman Sachs	02/03/2017	1,155,978	1,155,338	(640)
546,112	SEK	Goldman Sachs	03/03/2017	62,492	62,512	20
1,431,112	SGD	Goldman Sachs	02/03/2017	1,016,066	1,015,467	(599)
37,549	SGD	Goldman Sachs	03/03/2017	26,628	26,650	22

				40,621,089	40,547,479	(73,610)

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL (b)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,588,314	AUD	Goldman Sachs	02/03/2017	3,354,618	3,479,533	(124,915)
4,628,592	AUD	Goldman Sachs	03/03/2017	3,511,341	3,507,882	3,459
674,282	CHF	Goldman Sachs	02/03/2017	667,275	681,498	(14,223)
674,282	CHF	Goldman Sachs	03/03/2017	684,415	682,398	2,017
3,627,972	DKK	Goldman Sachs	02/03/2017	517,057	526,732	(9,675)
3,627,972	DKK	Goldman Sachs	03/03/2017	527,754	527,279	475
6,724,387	EUR	Goldman Sachs	02/03/2017	7,125,015	7,259,759	(134,744)
6,652,718	EUR	Goldman Sachs	03/03/2017	7,197,187	7,189,450	7,737
6,363,290	GBP	Goldman Sachs	02/03/2017	7,898,317	8,005,428	(107,111)
6,409,702	GBP	Goldman Sachs	03/03/2017	8,068,089	8,067,552	537
15,793,732	HKD	Goldman Sachs	02/03/2017	2,036,861	2,035,628	1,233
16,142,537	HKD	Goldman Sachs	03/03/2017	2,081,046	2,081,210	(164)
1,185,410,919	JPY	Goldman Sachs	02/03/2017	10,207,531	10,499,505	(291,974)
1,176,231,063	JPY	Goldman Sachs	03/03/2017	10,456,381	10,425,764	30,617
4,251,753,455	KRW	Goldman Sachs	02/03/2017	3,545,178	3,662,065	(116,887)
4,595,266,119	KRW	Goldman Sachs	03/03/2017	3,989,466	3,990,869	(1,403)
3,505,964	NOK	Goldman Sachs	02/03/2017	410,811	425,075	(14,264)
3,505,964	NOK	Goldman Sachs	03/03/2017	426,197	425,159	1,038
374,374	NZD	Goldman Sachs	02/03/2017	263,137	274,656	(11,519)
374,374	NZD	Goldman Sachs	03/03/2017	274,240	274,433	(193)
10,104,644	SEK	Goldman Sachs	02/03/2017	1,121,493	1,155,338	(33,845)
10,104,644	SEK	Goldman Sachs	03/03/2017	1,157,355	1,156,659	696
1,431,112	SGD	Goldman Sachs	02/03/2017	992,357	1,015,467	(23,110)
1,532,973	SGD	Goldman Sachs	03/03/2017	1,088,365	1,088,004	361

				77,601,486	78,437,343	(835,857)

Notes to Schedule of Portfolio Investments:

AUD	—	Australian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korean Won
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)		Non-deliverable forwards.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(75,718)

Net unrealized appreciation/depreciation	$(75,718)

Federal income tax cost of investments	$37,955,747

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$37,880,029	$—	$—	$37,880,029

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$49,122	$—	$49,122

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$958,589	$—	$958,589

There were no transfers between level 1 and level 2 during the period ended January 31, 2017.

B. Forward Foreign Currency Exchange Contracts — The International Currency Hedged ETF may be exposed to foreign currency risks associated with portfolio investments and therefore used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of January 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.7%
	Australia — 9.0%
148,247	AGL Energy Ltd.	2,542,071
117,621	Ansell Ltd.	2,120,054
299,156	APA Group	1,911,034
83,956	Bendigo & Adelaide Bank Ltd.	799,548
94,164	BlueScope Steel Ltd.	800,701
217,777	Boral Ltd.	962,417
16,542	Brambles Ltd.	130,731
60,661	Caltex Australia Ltd.	1,316,499
22,620	Cochlear Ltd.	2,148,761
38,022	CSL Ltd.	3,241,364
365,852	CSR Ltd.	1,225,131
322,833	Dexus Property Group REIT	2,199,215
181,912	Downer EDI Ltd.	856,255
804,049	DUET Group	1,708,764
561,015	GPT Group (The) REIT	1,992,273
284,159	Harvey Norman Holdings Ltd.	1,077,760
867,388	Healthscope Ltd.	1,440,438
355,381	Incitec Pivot Ltd.	1,038,639
248,758	Mirvac Group REIT	383,180
493,732	Origin Energy Ltd.	2,647,499
40,940	Ramsay Health Care Ltd.	2,075,049
143,060	Sonic Healthcare Ltd.	2,256,235
78,131	Star Entertainment Group Ltd. (The)	283,038
304,940	Sydney Airport	1,353,214
633,907	Tabcorp Holdings Ltd.	2,278,412
579,864	Tatts Group Ltd.	1,909,024
628,710	Telstra Corp., Ltd.	2,385,343
291,037	TPG Telecom Ltd.	1,429,746
296,214	Transurban Group	2,292,124
898,098	Vicinity Centres REIT	1,948,731
246,115	Vocus Communications Ltd.	754,758
81,641	Wesfarmers Ltd.	2,494,059
49,578	WorleyParsons Ltd. (a)	372,784

		52,374,851

	Austria — 0.6%
55,023	OMV AG	1,925,709
41,724	voestalpine AG	1,769,243

		3,694,952

	Belgium — 1.0%
35,093	Colruyt S.A.	1,717,502
12,366	Groupe Bruxelles Lambert S.A.	1,053,870
60,960	Proximus SADP	1,750,760
25,301	Umicore S.A.	1,417,230

		5,939,362

	Denmark — 1.4%
27,158	Chr. Hansen Holding A/S	1,657,832
3,341	DSV A/S	162,471
35,990	H Lundbeck A/S (a)	1,545,734
8,919	ISS A/S	317,592
299,719	TDC A/S (a)	1,579,247
22,138	Vestas Wind Systems A/S	1,552,512
66,217	William Demant Holding A/S (a)	1,239,852

		8,055,240

	Finland — 1.6%
41,181	Elisa OYJ	1,387,709
52,695	Fortum OYJ	840,738

SHARES	SECURITY DESCRIPTION	VALUE($)
	Finland — continued
35,523	Kesko OYJ, Class B	1,797,512
56,531	Neste OYJ	1,966,899
12,986	Nokian Renkaat OYJ	487,153
27,939	Orion OYJ, Class B	1,300,532
10,985	Sampo OYJ, Class A	508,702
55,298	UPM-Kymmene OYJ	1,254,160

		9,543,405

	France — 5.1%
7,327	Arkema S.A.	723,632
21,404	Atos SE	2,277,279
24,718	Capital Gemini S.A.	2,012,513
9,861	Casino Guichard Perrachon S.A.	531,730
9,491	Christian Dior SE	2,037,400
27,510	Dassault Systemes SE	2,129,647
21,322	Eiffage S.A.	1,532,843
15,345	Essilor International S.A.	1,800,227
20,719	Eutelsat Communications S.A.	353,399
553	Iliad S.A.	118,260
13,919	Ingenico Group S.A.	1,173,744
52,644	Lagardere SCA	1,320,785
113,009	Orange S.A.	1,754,411
23,039	Publicis Groupe S.A.	1,582,765
53,188	SCOR SE	1,800,100
7,135	Sodexo S.A.	789,009
23,389	Thales S.A.	2,194,244
38,008	TOTAL S.A.	1,923,032
13,795	Valeo S.A.	843,150
17,832	Vinci S.A.	1,249,968
73,506	Vivendi S.A.	1,347,818

		29,495,956

	Germany — 4.1%
21,456	Axel Springer SE	1,130,955
20,844	Beiersdorf AG	1,849,263
16,324	Brenntag AG	949,690
76,853	Deutsche Telekom AG	1,345,473
52,452	Evonik Industries AG	1,702,696
27,604	Fraport AG Frankfurt Airport Services Worldwide	1,651,975
25,912	Fresenius Medical Care AG & Co., KGaA	2,115,072
28,980	Fresenius SE & Co., KGaA	2,293,626
19,366	Hannover Rueck SE	2,133,167
130,501	Infineon Technologies AG	2,401,404
18,574	Merck KGaA	2,049,315
7,806	OSRAM Licht AG	453,146
19,708	SAP SE	1,802,310
22,778	Suedzucker AG	602,610
234,054	Telefonica Deutschland Holding AG	979,097
15,194	United Internet AG	636,734

		24,096,533

	Hong Kong — 5.4%
610,000	Cathay Pacific Airways Ltd.	826,178
249,000	Cheung Kong Infrastructure Holdings Ltd.	2,002,385
221,542	CK Hutchison Holdings Ltd.	2,655,221
245,000	CLP Holdings Ltd.	2,391,344
1,605,000	FIH Mobile Ltd.	515,701
450,000	First Pacific Co., Ltd.	341,199

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
1,267,510	Hong Kong & China Gas Co., Ltd.	2,386,472
351,000	Link REIT	2,398,588
434,500	MTR Corp., Ltd.	2,207,328
368,000	New World Development Co., Ltd.	424,596
3,648,000	PCCW Ltd.	2,214,206
242,000	Power Assets Holdings Ltd.	2,318,811
1,968,300	Semiconductor Manufacturing International Corp. (a)	2,699,042
188,500	Swire Pacific Ltd., Class A	1,920,422
473,000	Techtronic Industries Co., Ltd.	1,635,922
180,000	Wheelock & Co., Ltd.	1,094,026
652,000	Xinyi Glass Holdings Ltd.	586,450
1,726,000	Xinyi Solar Holdings Ltd.	596,743
558,500	Yue Yuen Industrial Holdings Ltd.	2,044,285

		31,258,919

	Ireland — 0.2%
14,356	Kerry Group plc, Class A	1,008,880

	Italy — 1.2%
160,147	Davide Campari-Milano SpA	1,606,385
57,493	Italgas SpA (a)	218,465
503,470	Parmalat SpA	1,625,061
379,163	Snam SpA	1,443,144
403,274	Terna Rete Elettrica Nazionale SpA	1,768,700

		6,661,755

	Japan — 25.1%
106,100	Alfresa Holdings Corp.	1,746,447
345,000	ANA Holdings, Inc.	1,024,752
514,000	Aozora Bank Ltd.	1,871,972
83,200	Brother Industries Ltd.	1,535,694
36,000	Calsonic Kansei Corp.	572,313
63,500	Canon Marketing Japan, Inc.	1,212,008
75,900	Canon, Inc.	2,245,607
86,100	Capcom Co., Ltd.	1,827,415
9,200	Central Japan Railway Co.	1,486,594
123,700	Chubu Electric Power Co., Inc.	1,651,460
148,200	Chugoku Electric Power Co., Inc. (The)	1,668,736
101,500	COMSYS Holdings Corp.	1,865,815
123,400	Concordia Financial Group Ltd.	650,864
25,600	Credit Saison Co., Ltd.	466,431
71,200	Daicel Corp.	787,336
5,300	Daito Trust Construction Co., Ltd.	740,936
105,000	Denka Co., Ltd.	516,797
51,500	DIC Corp.	1,594,810
56,800	Electric Power Development Co., Ltd.	1,320,193
24,600	FamilyMart UNY Holdings Co., Ltd.	1,558,639
147,000	Fuji Electric Co., Ltd.	870,891
58,900	FUJIFILM Holdings Corp.	2,280,918
340,200	Fujikura Ltd.	2,154,114
64,900	Gree, Inc.	350,070
152,600	Gunma Bank Ltd. (The)	832,401
122,800	Hachijuni Bank Ltd. (The)	722,794
61,700	Hankyu Hanshin Holdings, Inc.	2,093,473
24,100	Hikari Tsushin, Inc.	2,202,361
9,000	Hitachi Capital Corp.	231,043
86,500	Hitachi Chemical Co., Ltd.	2,455,828
55,200	Hitachi High-Technologies Corp.	2,364,443

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
114,300	Hokuriku Electric Power Co.	1,151,603
83,300	Idemitsu Kosan Co., Ltd.	2,575,757
21,000	Iida Group Holdings Co., Ltd.	393,020
112,000	Inpex Corp.	1,099,077
53,800	Itochu Techno-Solutions Corp.	1,447,164
65,000	Japan Airlines Co., Ltd.	2,069,807
51,900	Japan Petroleum Exploration Co., Ltd.	1,165,847
524,100	JX Holdings, Inc.	2,471,644
18,400	Kagome Co., Ltd.	473,849
13,000	Kajima Corp.	90,608
214,000	Kaneka Corp.	1,843,868
96,100	Kansai Electric Power Co., Inc. (The) (a)	1,026,948
689,000	Kawasaki Kisen Kaisha Ltd.	1,675,347
82,000	KDDI Corp.	2,203,207
36,000	Keio Corp.	295,906
12,800	Keisei Electric Railway Co., Ltd.	303,057
95,600	Konica Minolta, Inc.	990,324
75,600	Kuraray Co., Ltd.	1,198,260
63,600	Kyushu Electric Power Co., Inc.	709,900
61,800	Leopalace21 Corp.	354,018
44,100	Lintec Corp.	986,961
17,000	Lion Corp.	295,685
66,400	Matsui Securities Co., Ltd.	568,594
83,400	Medipal Holdings Corp.	1,351,706
31,600	Miraca Holdings, Inc.	1,440,189
93,800	Mitsubishi Gas Chemical Co., Inc.	1,799,117
111,800	Mitsubishi Tanabe Pharma Corp.	2,242,389
88,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	469,080
30,400	Mochida Pharmaceutical Co., Ltd.	2,183,765
153,000	Nagoya Railroad Co., Ltd.	753,174
83,000	NH Foods Ltd.	2,258,910
7,000	Nifco, Inc.	352,451
85,000	Nippo Corp.	1,606,921
190,000	Nippon Express Co., Ltd.	1,005,115
84,700	Nippon Paper Industries Co., Ltd.	1,550,700
20,700	Nippon Shokubai Co., Ltd.	1,426,624
50,100	Nippon Telegraph & Telephone Corp.	2,213,033
183,900	Nipro Corp.	2,061,591
141,900	Nisshin Seifun Group, Inc.	2,158,656
28,500	Nissin Foods Holdings Co., Ltd.	1,504,038
49,900	Nomura Real Estate Holdings, Inc.	858,295
29,920	Nomura Research Institute Ltd.	1,022,318
90,100	NTT DOCOMO, Inc.	2,154,298
47,800	NTT Urban Development Corp.	420,464
9,200	Oracle Corp. Japan	515,483
569,000	Osaka Gas Co., Ltd.	2,132,852
8,400	Otsuka Corp.	432,297
439,200	Resona Holdings, Inc.	2,377,861
144,400	Ricoh Co., Ltd.	1,288,263
19,000	Sankyo Co., Ltd.	634,386
9,300	Sapporo Holdings Ltd.	241,879
12,400	Sawai Pharmaceutical Co., Ltd.	651,304
11,200	SCSK Corp.	420,422
130,000	Sekisui House Ltd.	2,102,919
52,400	Shimachu Co., Ltd.	1,281,840
15,500	Shimamura Co., Ltd.	2,031,551
38,300	Showa Denko K.K.	628,512
212,800	Showa Shell Sekiyu K.K.	2,085,990

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
104,800	SKY Perfect JSAT Holdings, Inc.	471,622
34,400	SoftBank Group Corp.	2,650,168
855,600	Sojitz Corp.	2,205,241
19,200	Square Enix Holdings Co., Ltd.	550,370
23,200	Sumitomo Dainippon Pharma Co., Ltd.	393,556
440,000	Sumitomo Osaka Cement Co., Ltd.	1,771,757
27,700	Suzuken Co., Ltd.	914,513
266,000	Taisei Corp.	1,889,552
12,300	Taisho Pharmaceutical Holdings Co., Ltd.	1,039,665
48,000	Takashimaya Co., Ltd.	413,375
178,000	Tobu Railway Co., Ltd.	903,389
18,500	Toho Co., Ltd.	533,523
177,000	Toho Gas Co., Ltd.	1,324,093
137,400	Tohoku Electric Power Co., Inc.	1,677,321
214,000	TonenGeneral Sekiyu K.K.	2,516,662
55,700	Toyo Suisan Kaisha Ltd.	1,987,454
40,600	Toyota Industries Corp.	1,959,359
66,700	Tsumura & Co.	1,943,657
708,000	Ube Industries Ltd.	1,702,301
98,400	Yamada Denki Co., Ltd.	542,126
61,000	Yamaguchi Financial Group, Inc.	664,605
37,000	Yamaha Corp.	1,130,180
83,900	Yokohama Rubber Co., Ltd. (The)	1,475,563

		146,612,051

	Luxembourg — 0.1%
7,335	RTL Group S.A.	560,378

	Netherlands — 2.7%
24,974	Boskalis Westminster	923,990
10,953	Gemalto NV	636,543
25,335	Heineken Holding NV	1,779,746
72,034	Koninklijke Ahold Delhaize NV	1,534,603
37,357	NN Group NV	1,323,037
33,954	QIAGEN NV (a)	983,989
111,402	RELX NV	1,881,671
153,010	Royal Dutch Shell plc, Class A	4,149,901
57,269	STMicroelectronics NV	755,552
51,703	Wolters Kluwer NV	1,977,222

		15,946,254

	New Zealand — 0.7%
239,747	Fletcher Building Ltd.	1,847,117
901,791	Spark New Zealand Ltd.	2,323,629

		4,170,746

	Norway — 1.0%
2,273	DNB ASA	37,919
112,324	Marine Harvest ASA	1,983,174
142,294	Norsk Hydro ASA	811,692
123,310	Orkla ASA	1,150,457
774	Telenor ASA	12,270
42,808	Yara International ASA	1,805,026

		5,800,538

	Portugal — 0.5%
503,381	EDP - Energias de Portugal S.A.	1,463,900
110,527	Galp Energia SGPS S.A.	1,628,539

		3,092,439

SHARES	SECURITY DESCRIPTION	VALUE($)
	Singapore — 3.0%
331,900	Ascendas REIT	579,517
1,078,300	CapitaLand Mall Trust REIT	1,481,700
460,300	ComfortDelGro Corp., Ltd.	787,662
5,450,200	Golden Agri-Resources Ltd.	1,639,387
2,028,800	Hutchison Port Holdings Trust, Class U	862,899
5,900	Jardine Matheson Holdings Ltd.	363,884
433,000	Keppel Corp., Ltd.	1,900,042
527,300	Sembcorp Industries Ltd.	1,177,612
566,100	Singapore Press Holdings Ltd.	1,388,200
886,500	Singapore Telecommunications Ltd.	2,437,337
376,300	StarHub Ltd.	792,282
565,900	Suntec REIT	695,495
131,200	Venture Corp., Ltd.	949,111
887,300	Wilmar International Ltd.	2,441,860

		17,496,988

	South Korea — 10.0%
11,315	Celltrion, Inc. (a)	977,819
3,852	CJ CheilJedang Corp.	1,176,496
5,279	CJ Corp.	828,905
35,846	GS Holdings Corp.	1,578,397
9,960	Hankook Tire Co., Ltd.	486,040
2,491	Hanmi Pharm Co., Ltd. (a)	618,672
15,109	Hanmi Science Co., Ltd. (a)	752,440
45,776	Hanwha Chemical Corp.	1,028,296
19,984	Hanwha Techwin Co., Ltd.	717,939
10,109	Hyosung Corp.	1,178,472
6,255	Hyundai Department Store Co., Ltd.	517,453
8,070	Hyundai Engineering & Construction Co., Ltd.	288,874
42,604	Hyundai Steel Co.	2,136,516
119,407	Industrial Bank of Korea	1,304,326
15,216	Kakao Corp.	1,018,722
42,593	Kangwon Land, Inc.	1,198,512
48,795	Korea Electric Power Corp.	1,787,021
38,732	Korea Gas Corp.	1,546,783
3,115	Korea Zinc Co., Ltd.	1,317,348
14,546	Korean Air Lines Co., Ltd. (a)	330,623
70,853	KT Corp.	1,793,134
21,997	KT&G Corp.	1,905,473
30,922	LG Corp.	1,577,695
82,988	LG Display Co., Ltd.	2,189,365
210,018	LG Uplus Corp.	2,062,884
3,589	Lotte Chemical Corp.	1,163,046
4,390	Lotte Shopping Co., Ltd.	854,228
3,905	Mando Corp.	840,311
3,371	NAVER Corp.	2,201,983
11,447	POSCO	2,675,453
6,803	Samsung Biologics Co., Ltd. (a)	942,503
2,243	Samsung Electronics Co., Ltd.	3,814,842
802	Samsung SDS Co., Ltd.	86,943
4,282	Shinsegae, Inc.	648,413
11,797	SK Holdings Co., Ltd.	2,198,068
65,420	SK Hynix, Inc.	3,021,353
14,707	SK Innovation Co., Ltd.	1,992,357
98,441	SK Networks Co., Ltd.	560,702
10,964	SK Telecom Co., Ltd.	2,101,871

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — continued
34,066	SKC Co., Ltd.	911,266
26,427	S-Oil Corp.	1,845,743
135,794	Woori Bank	1,532,952
4,329	Yuhan Corp.	701,419

		58,411,658

	Spain — 2.2%
7,329	Acciona S.A.	568,576
89,177	Acerinox S.A.	1,226,343
4,798	Corp. Financiera Alba S.A.	224,685
65,116	Enagas S.A.	1,599,209
99,602	Endesa S.A.	2,054,056
79,951	Ferrovial S.A.	1,451,304
73,600	Gamesa Corp. Tecnologica S.A.	1,547,703
89,366	Gas Natural SDG S.A.	1,723,881
283,270	Iberdrola S.A.	1,789,183
38,496	Red Electrica Corp. S.A.	688,390

		12,873,330

	Sweden — 2.9%
86,651	Boliden AB	2,527,817
47,500	Hexagon AB, Class B	1,878,943
59,358	Investor AB, Class B	2,369,349
131,532	Securitas AB, Class B	2,094,428
81,430	Skanska AB, Class B	1,990,973
38,857	Svenska Cellulosa AB SCA, Class B	1,169,270
17,328	Swedish Match AB	564,143
213,799	Tele2 AB, Class B	1,884,992
2,828	Telefonaktiebolaget LM Ericsson, Class B	16,737
352,235	TeliaSonera AB	1,428,820
44,584	Trelleborg AB, Class B	924,923

		16,850,395

	Switzerland — 2.0%
15,603	Baloise Holding AG	2,009,088
73,409	Clariant AG	1,375,776
67,521	Coca-Cola HBC AG	1,543,407
631	EMS-Chemie Holding AG	325,724
3,455	Kuehne & Nagel International AG	472,741
10,350	Lonza Group AG	1,901,495
13,179	Sonova Holding AG	1,744,968
3,576	Swiss Prime Site AG	297,892
5,386	Swiss Re AG	503,314
3,909	Swisscom AG	1,724,440

		11,898,845

	United Kingdom — 19.9%
82,400	Admiral Group plc	1,846,105
277,584	Antofagasta plc	2,932,876
52,950	AstraZeneca plc	2,810,015
144,420	Babcock International Group plc	1,626,521
311,447	BAE Systems plc	2,287,491
82,410	Barratt Developments plc	496,980
22,137	Bellway plc	693,836
56,714	Berkeley Group Holdings plc	2,003,119
669,901	BP plc	4,001,023
70,914	British American Tobacco plc	4,377,389
110,595	British Land Co. plc (The) REIT	812,897
626,812	BT Group plc, Class A	2,403,843
79,031	Bunzl plc	2,083,313

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
47,727	Carnival plc	2,553,347
877,327	Centrica plc	2,483,739
25,671	Croda International plc	1,084,014
64,911	Diageo plc	1,803,095
221,958	Direct Line Insurance Group plc	994,333
88,761	DS Smith plc	496,167
110,593	easyJet plc	1,325,800
465,184	GKN plc	2,016,946
197,785	GlaxoSmithKline plc	3,822,207
45,724	Halma plc	532,725
270,673	Hammerson plc REIT	1,865,576
62,919	Hikma Pharmaceuticals plc	1,449,229
82,686	IMI plc	1,216,670
443	Imperial Brands plc	20,523
110,641	Inchcape plc	1,001,391
119,259	Informa plc	980,361
200,855	Inmarsat plc	1,538,917
38,444	InterContinental Hotels Group plc	1,785,222
351,184	Intu Properties plc REIT	1,197,804
161,549	John Wood Group plc	1,709,022
58,087	Johnson Matthey plc	2,382,628
182,899	Land Securities Group plc REIT	2,292,202
73,367	Mediclinic International plc	725,886
241,062	Meggitt plc	1,271,355
201,912	Merlin Entertainments plc (b)	1,213,926
64,988	Micro Focus International plc	1,757,910
115,376	Mondi plc	2,550,067
239,961	National Grid plc	2,810,718
130,253	Pennon Group plc	1,302,260
66,249	Persimmon plc	1,613,591
179,668	Petrofac Ltd.	2,080,420
3,386	Randgold Resources Ltd.	288,221
33,911	Reckitt Benckiser Group plc	2,909,764
145,963	RELX plc	2,620,060
239,493	Rentokil Initial plc	690,081
229,761	Royal Mail plc	1,193,235
267,386	Sage Group plc (The)	2,068,008
243,961	Segro plc REIT	1,417,174
77,938	Severn Trent plc	2,233,986
48,516	Shire plc	2,701,176
164,697	Smith & Nephew plc	2,463,820
128,915	Smiths Group plc	2,443,449
136,190	SSE plc	2,560,194
142,332	Tate & Lyle plc	1,203,046
52,256	Travis Perkins plc	958,417
70,340	Unilever plc	2,849,191
193,031	United Utilities Group plc	2,235,411
1,150,788	Vodafone Group plc	2,818,901
7,369	Whitbread plc	364,782
263,023	Wm Morrison Supermarkets plc	784,150
121,179	WPP plc	2,820,343

		115,876,868

	Total Common Stocks (Cost $562,566,564)	581,720,343

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (c)
	South Korea— 0.0% (c)
3,463	Korean Air Lines Co., Ltd. (a)	16,539

	Total Rights (Cost $–)	16,539

	Total Investments — 99.7% (Cost $562,566,564)	581,736,882
	Other Assets in Excess of Liabilities — 0.3%	1,704,713

	NET ASSETS — 100.0%	$583,441,595

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.6%
Chemicals	5.7
Diversified Telecommunication Services	5.5
Electric Utilities	4.8
Pharmaceuticals	4.0
Food Products	3.6
Health Care Providers & Services	2.9
Metals & Mining	2.8
Wireless Telecommunication Services	2.5
Equity Real Estate Investment Trusts (REITs)	2.4
Health Care Equipment & Supplies	2.3
Industrial Conglomerates	2.3
Construction & Engineering	2.2
Hotels, Restaurants & Leisure	2.1
Technology Hardware, Storage & Peripherals	2.1
Media	2.0
Software	1.9
Gas Utilities	1.9
Insurance	1.9
Banks	1.9
Semiconductors & Semiconductor Equipment	1.8
Road & Rail	1.7
Auto Components	1.7
Electronic Equipment, Instruments & Components	1.7
Multi-Utilities	1.6
IT Services	1.6
Household Durables	1.5
Aerospace & Defense	1.3
Food & Staples Retailing	1.3
Beverages	1.2
Biotechnology	1.2
Trading Companies & Distributors	1.2
Electrical Equipment	1.1
Transportation Infrastructure	1.1
Real Estate Management & Development	1.1
Specialty Retail	1.0
Others (each less than 1.0%)	15.5

Notes to Schedule of Portfolio Investments:

REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated , this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.
(c)		Amount rounds to less than 0.05%.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,799,880
Aggregate gross unrealized depreciation	(21,629,562)

Net unrealized appreciation/depreciation	$19,170,318

Federal income tax cost of investments	$562,566,564

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$52,374,851	$—	$52,374,851
Austria	—	3,694,952	—	3,694,952
Belgium	—	5,939,362	—	5,939,362
Denmark	—	8,055,240	—	8,055,240
Finland	—	9,543,405	—	9,543,405
France	—	29,495,956	—	29,495,956
Germany	—	24,096,533	—	24,096,533
Hong Kong	2,044,285	29,214,634	—	31,258,919
Ireland	1,008,880	—	—	1,008,880
Italy	1,843,526	4,818,229	—	6,661,755
Japan	—	146,612,051	—	146,612,051
Luxembourg	—	560,378	—	560,378
Netherlands	983,989	14,962,265	—	15,946,254
New Zealand	—	4,170,746	—	4,170,746
Norway	—	5,800,538	—	5,800,538
Portugal	—	3,092,439	—	3,092,439
Singapore	—	17,496,988	—	17,496,988
South Korea	2,141,015	56,270,643	—	58,411,658
Spain	224,685	12,648,645	—	12,873,330
Sweden	—	16,850,395	—	16,850,395
Switzerland	—	11,898,845	—	11,898,845
United Kingdom	—	115,876,868	—	115,876,868

Total Common Stocks	8,246,380	573,473,963	—	581,720,343

Rights
South Korea	16,539	—	—	16,539

Total Rights	16,539	—	—	16,539

Total Investments in Securities	$8,262,919	$573,473,963	$—	$581,736,882

Transfers from level 2 to level 1 in the amount of $3,059,016 are due to non-application of fair value factors to certain securities as of January 31, 2017. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.7%
	Consumer Discretionary — 15.7%
	Auto Components — 0.9%
561	Adient plc (Ireland) (a)	35,618
5,008	Delphi Automotive plc (Jersey)	350,860
35,149	Gentex Corp.	734,263
5,121	Lear Corp.	727,643

		1,848,384

	Automobiles — 0.5%
27,580	Ford Motor Co.	340,889
10,452	General Motors Co.	382,648
6,940	Harley-Davidson, Inc.	395,857

		1,119,394

	Distributors — 0.5%
11,766	Genuine Parts Co.	1,139,067

	Diversified Consumer Services — 0.1%
31	Graham Holdings Co., Class B	16,106
10,102	H&R Block, Inc.	216,789

		232,895

	Hotels, Restaurants & Leisure — 2.6%
8,566	Carnival Corp. (Panama)	474,385
4,278	Darden Restaurants, Inc.	313,492
2,284	Domino’s Pizza, Inc.	398,649
5,837	Dunkin’ Brands Group, Inc.	302,765
1,058	Hilton Grand Vacations, Inc. (a)	31,031
3,541	Hilton Worldwide Holdings, Inc. (a)	203,891
10,839	International Game Technology plc (United Kingdom)	286,258
4,265	Las Vegas Sands Corp.	224,254
7,318	McDonald’s Corp.	896,967
267	Norwegian Cruise Line Holdings Ltd. (Bermuda) (a)	12,549
1,765	Panera Bread Co., Class A (a)	368,991
3,074	Royal Caribbean Cruises Ltd. (Liberia)	287,819
5,735	Speedway Motorsports, Inc.	123,245
10,724	Starbucks Corp.	592,179
4,521	Wyndham Worldwide Corp.	357,430
1,635	Wynn Resorts Ltd.	165,838
4,935	Yum China Holdings, Inc. (a)	135,614
4,946	Yum! Brands, Inc.	324,112

		5,499,469

	Household Durables — 2.2%
15,116	DR Horton, Inc.	452,119
6,438	Garmin Ltd. (Switzerland)	310,891
17,036	Leggett & Platt, Inc.	812,958
8,473	Lennar Corp., Class A	378,319
2,352	Mohawk Industries, Inc. (a)	507,656
9,242	Newell Rubbermaid, Inc.	437,424
479	NVR, Inc. (a)	889,982
18,260	PulteGroup, Inc.	392,773
2,110	Whirlpool Corp.	369,018

		4,551,140

	Internet & Direct Marketing Retail — 0.5%
448	Amazon.com, Inc. (a)	368,919
2,621	Expedia, Inc.	318,688
6,735	Liberty Interactive Corp., Class A (a)	129,177
216	Priceline Group, Inc. (The) (a)	340,228

		1,157,012

SHARES	SECURITY DESCRIPTION	VALUE($)
	Leisure Products — 0.7%
11,015	Hasbro, Inc.	908,848
13,061	Mattel, Inc.	342,329
2,695	Polaris Industries, Inc.	226,568

		1,477,745

	Media — 2.8%
31	Cable One, Inc.	19,604
4,961	CBS Corp. (Non-Voting), Class B	319,935
1,332	Charter Communications, Inc., Class A (a)	431,501
7,994	Comcast Corp., Class A	602,907
4,624	Discovery Communications, Inc., Class A (a)	131,090
9,905	EW Scripps Co. (The), Class A (a)	192,949
19,438	Interpublic Group of Cos., Inc. (The)	457,376
953	John Wiley & Sons, Inc., Class A	52,510
3,252	Liberty SiriusXM Group, Class A (a)	117,853
6,095	Omnicom Group, Inc.	522,037
3,338	Scripps Networks Interactive, Inc., Class A	254,222
111,805	Sirius XM Holdings, Inc.	527,720
9,756	TEGNA, Inc.	223,510
3,670	Time Warner, Inc.	355,440
15,402	Twenty-First Century Fox, Inc.	477,616
11,817	Twenty-First Century Fox, Inc., Class A	370,817
3,876	Viacom, Inc., Class B	163,335
7,326	Walt Disney Co. (The)	810,622

		6,031,044

	Multiline Retail — 0.8%
2,753	Dillard’s, Inc., Class A	155,379
3,633	Dollar General Corp.	268,188
3,860	Dollar Tree, Inc. (a)	297,953
4,738	Kohl’s Corp.	188,715
5,775	Macy’s, Inc.	170,593
4,109	Nordstrom, Inc.	181,700
4,968	Target Corp.	320,337

		1,582,865

	Specialty Retail — 2.9%
1,783	Advance Auto Parts, Inc.	292,840
5,324	AutoNation, Inc. (a)	282,811
4,264	Best Buy Co., Inc.	189,833
1,684	Burlington Stores, Inc. (a)	140,951
4,435	Dick’s Sporting Goods, Inc.	228,846
5,803	Foot Locker, Inc.	397,738
3,544	GameStop Corp., Class A	86,792
6,051	Gap, Inc. (The)	139,354
3,849	Home Depot, Inc. (The)	529,545
6,967	Lowe’s Cos., Inc.	509,148
2,614	O’Reilly Automotive, Inc. (a)	685,574
10,817	Ross Stores, Inc.	715,112
1,108	Signet Jewelers Ltd. (Bermuda)	86,058
3,025	Tiffany & Co.	238,128
9,066	TJX Co., Inc. (The)	679,225
3,322	Tractor Supply Co.	244,732
1,214	Ulta Salon Cosmetics & Fragrance, Inc. (a)	330,548
2,322	Urban Outfitters, Inc. (a)	61,626
4,680	Williams-Sonoma, Inc.	225,623

		6,064,484

	Textiles, Apparel & Luxury Goods — 1.2%
10,114	Coach, Inc.	377,758
16,271	Hanesbrands, Inc.	385,786
6,027	lululemon athletica, Inc. (a)	406,883

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — continued
4,840	Michael Kors Holdings Ltd. (British Virgin Islands) (a)	207,200
10,499	NIKE, Inc., Class B	555,397
1,403	PVH Corp.	131,616
3,794	Skechers U.S.A., Inc., Class A (a)	95,305
3,647	Under Armour, Inc., Class C (a)	70,095
7,346	V.F. Corp.	378,172

		2,608,212

	Total Consumer Discretionary	33,311,711

	Consumer Staples — 11.7%
	Beverages — 2.2%
14,379	Brown-Forman Corp., Class B	655,682
22,461	Coca-Cola Co. (The)	933,704
4,320	Constellation Brands, Inc., Class A	646,963
8,827	Dr. Pepper Snapple Group, Inc.	805,023
4,764	Molson Coors Brewing Co., Class B	459,821
7,004	Monster Beverage Corp. (a)	298,371
8,213	PepsiCo, Inc.	852,345

		4,651,909

	Food & Staples Retailing — 1.5%
3,913	Costco Wholesale Corp.	641,536
8,798	CVS Health Corp.	693,370
8,435	Kroger Co. (The)	286,453
8,149	Sysco Corp.	427,496
3,434	Walgreens Boots Alliance, Inc.	281,382
9,605	Wal-Mart Stores, Inc.	641,038
2,113	Weis Markets, Inc.	125,597

		3,096,872

	Food Products — 4.3%
4,580	Archer-Daniels-Midland Co.	202,711
670	Bunge Ltd. (Bermuda)	46,371
18,652	Campbell Soup Co.	1,160,714
9,441	ConAgra Foods, Inc.	369,049
13,942	General Mills, Inc.	871,096
9,000	Hershey Co. (The)	949,230
25,304	Hormel Foods Corp.	918,535
5,801	JM Smucker Co. (The)	788,066
10,145	Kellogg Co.	737,643
7,209	Kraft Heinz Co. (The)	643,692
1,409	Lamb Weston Holdings, Inc.	52,640
11,385	McCormick & Co., Inc. (Non-Voting)	1,087,837
6,081	Mead Johnson Nutrition Co., Class A	428,467
12,226	Mondelez International, Inc., Class A	541,367
6,027	Tyson Foods, Inc., Class A	378,435

		9,175,853

	Household Products — 1.9%
11,225	Church & Dwight Co., Inc.	507,594
8,973	Clorox Co. (The)	1,076,760
11,600	Colgate-Palmolive Co.	749,128
2,564	Energizer Holdings, Inc.	129,405
6,061	Kimberly-Clark Corp.	734,169
9,893	Procter & Gamble Co. (The)	866,627

		4,063,683

	Personal Products — 0.7%
6,272	Edgewell Personal Care Co. (a)	494,484
9,869	Estee Lauder Cos., Inc. (The), Class A	801,462
4,244	Nu Skin Enterprises, Inc., Class A	220,179

		1,516,125

SHARES	SECURITY DESCRIPTION	VALUE($)
	Tobacco — 1.1%
14,252	Altria Group, Inc.	1,014,457
6,941	Philip Morris International, Inc.	667,238
9,045	Reynolds American, Inc.	543,876

		2,225,571

	Total Consumer Staples	24,730,013

	Energy — 4.0%
	Energy Equipment & Services — 1.1%
3,826	Baker Hughes, Inc.	241,344
5,332	Diamond Offshore Drilling, Inc.	87,338
4,327	Halliburton Co.	244,778
3,254	Helmerich & Payne, Inc.	231,555
9,803	Nabors Industries Ltd. (Bermuda)	159,299
6,219	National Oilwell Varco, Inc.	235,140
11,715	Noble Corp. plc (United Kingdom)	79,076
5,184	Oceaneering International, Inc.	144,375
6,197	Patterson-UTI Energy, Inc.	173,764
4,614	Schlumberger Ltd. (Curacao)	386,238
1,481	Superior Energy Services, Inc.	26,169
17,980	Transocean Ltd. (Switzerland)	251,181

		2,260,257

	Oil, Gas & Consumable Fuels — 2.9%
11,784	Chesapeake Energy Corp. (a)	76,007
6,012	Chevron Corp.	669,436
4,945	ConocoPhillips	241,118
5,592	CONSOL Energy, Inc.	94,729
10,452	Exxon Mobil Corp.	876,818
1,799	Gulfport Energy Corp. (a)	37,599
5,055	Hess Corp.	273,880
8,610	HollyFrontier Corp.	249,432
10,037	Kinder Morgan, Inc.	224,227
8,064	Marathon Oil Corp.	135,072
6,402	Marathon Petroleum Corp.	307,616
6,236	Murphy Oil Corp.	180,283
4,888	Noble Energy, Inc.	194,347
5,389	Occidental Petroleum Corp.	365,213
7,176	ONEOK, Inc.	395,469
4,128	Parsley Energy, Inc., Class A (a)	145,388
2,870	Phillips 66	234,249
1,340	Pioneer Natural Resources Co.	241,508
6,787	QEP Resources, Inc. (a)	118,365
8,754	Spectra Energy Corp.	364,604
3,017	Targa Resources Corp.	173,840
3,337	Tesoro Corp.	269,796
3,950	Valero Energy Corp.	259,752
4,524	Williams Cos., Inc. (The)	130,472

		6,259,220

	Total Energy	8,519,477

	Financials — 6.9%
	Banks — 1.5%
2,731	Bank of Hawaii Corp.	234,620
5,973	BB&T Corp.	275,893
42	Comerica, Inc.	2,836
1,183	Cullen/Frost Bankers, Inc.	105,760
10,077	Fifth Third Bancorp	263,010
19,922	Huntington Bancshares, Inc.	269,545
2,129	M&T Bank Corp.	346,112
15,982	People’s United Financial, Inc.	299,662
2,180	PNC Financial Services Group, Inc. (The)	262,603
498	Popular, Inc. (Puerto Rico)	22,126
10,594	Regions Financial Corp.	152,660

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
4,539	SunTrust Banks, Inc.	257,906
1,284	Synovus Financial Corp.	53,517
5,463	U.S. Bancorp	287,627
5,031	Wells Fargo & Co.	283,396
431	Zions Bancorporation	18,184

		3,135,457

	Capital Markets — 1.8%
1,432	Ameriprise Financial, Inc.	160,771
5,421	Bank of New York Mellon Corp. (The)	242,481
744	BlackRock, Inc., Class A	278,241
2,144	CME Group, Inc., Class A	259,595
1,947	Eaton Vance Corp.	81,638
3,839	FactSet Research Systems, Inc.	664,339
2,411	Federated Investors, Inc., Class B	62,710
4,460	Intercontinental Exchange, Inc.	260,286
5,727	Invesco Ltd. (Bermuda)	165,625
2,446	Northern Trust Corp.	202,920
2,440	Raymond James Financial, Inc.	182,829
1,824	S&P Global, Inc.	219,208
8,725	SEI Investments Co.	423,250
4,003	T. Rowe Price Group, Inc.	269,962
5,473	TD Ameritrade Holding Corp.	252,579

		3,726,434

	Consumer Finance — 0.5%
2,682	American Express Co.	204,851
2,938	Capital One Financial Corp.	256,752
4,581	Discover Financial Services	317,372
21,637	SLM Corp. (a)	257,047

		1,036,022

	Insurance — 2.8%
4,188	Aflac, Inc.	293,118
4,415	Allstate Corp. (The)	332,052
1,647	American Financial Group, Inc.	141,922
3,402	Aon plc (United Kingdom)	383,405
3,368	Assurant, Inc.	327,134
2,586	Chubb Ltd. (Switzerland)	340,033
5,397	Cincinnati Financial Corp.	380,920
662	Erie Indemnity Co., Class A	74,217
1,607	Everest Re Group Ltd. (Bermuda)	353,428
5,817	FNF Group	205,689
5,468	Hartford Financial Services Group, Inc. (The)	266,346
2,167	Kemper Corp.	93,614
4,978	Marsh & McLennan Cos., Inc.	338,604
208	Mercury General Corp.	13,156
3,339	MetLife, Inc.	181,675
4,202	Principal Financial Group, Inc.	239,892
10,563	Progressive Corp. (The)	395,479
1,811	Prudential Financial, Inc.	190,354
1,272	Reinsurance Group of America, Inc., Class A	159,598
6,381	Torchmark Corp.	469,259
2,428	Travelers Cos., Inc. (The)	285,970
4,645	W.R. Berkley Corp.	312,190
7,312	XL Group Ltd. (Bermuda)	274,712

		6,052,767

	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
26,819	Annaly Capital Management, Inc.	274,090
9,196	Chimera Investment Corp.	162,126

		436,216

SHARES	SECURITY DESCRIPTION	VALUE($)
	Thrifts & Mortgage Finance — 0.1%
10,837	New York Community Bancorp, Inc.	164,614

	Total Financials	14,551,510

	Health Care — 15.9%
	Biotechnology — 1.4%
7,186	AbbVie, Inc.	439,137
3,039	Amgen, Inc.	476,151
889	Biogen, Inc. (a)	246,466
3,809	Celgene Corp. (a)	442,415
6,327	Gilead Sciences, Inc.	458,391
1,992	Incyte Corp. (a)	241,450
773	Regeneron Pharmaceuticals, Inc. (a)	277,731
2,207	United Therapeutics Corp. (a)	361,132

		2,942,873

	Health Care Equipment & Supplies — 5.5%
23,810	Abbott Laboratories	994,544
20,532	Baxter International, Inc.	983,688
6,276	Becton, Dickinson & Co.	1,112,672
5,329	C.R. Bard, Inc.	1,264,732
1,540	Cooper Co., Inc.	284,299
6,140	Danaher Corp.	515,269
11,923	DENTSPLY SIRONA, Inc.	676,034
4,551	Edwards Lifesciences Corp. (a)	437,988
9,324	Hill-Rom Holdings, Inc.	548,904
18,683	Hologic, Inc. (a)	757,222
1,253	Intuitive Surgical, Inc. (a)	867,941
11,420	Medtronic plc (Ireland)	868,148
6,659	Stryker Corp.	822,586
61	Teleflex, Inc.	10,231
3,954	Varex Imaging Corp. (a)	113,666
9,884	Varian Medical Systems, Inc. (a)	767,493
5,734	Zimmer Biomet Holdings, Inc.	678,504

		11,703,921

	Health Care Providers & Services — 5.2%
6,229	Aetna, Inc.	738,822
5,011	Anthem, Inc.	772,395
5,557	Cardinal Health, Inc.	416,553
4,925	Centene Corp. (a)	311,605
3,917	Cigna Corp.	572,744
14,992	DaVita HealthCare Partners, Inc. (a)	955,740
10,578	Express Scripts Holding Co. (a)	728,613
6,219	HCA Holdings, Inc. (a)	499,261
6,503	Henry Schein, Inc. (a)	1,039,570
2,605	Humana, Inc.	517,092
8,360	Laboratory Corp. of America Holdings (a)	1,121,996
2,274	McKesson Corp.	316,427
11,626	Quest Diagnostics, Inc.	1,068,662
692	Tenet Healthcare Corp. (a)	12,172
6,300	UnitedHealth Group, Inc.	1,021,230
8,323	Universal Health Services, Inc., Class B	937,419

		11,030,301

	Health Care Technology — 0.2%
9,430	Cerner Corp. (a)	506,485

	Life Sciences Tools & Services — 1.3%
2,649	Agilent Technologies, Inc.	129,722
1,690	Illumina, Inc. (a)	270,569
691	Mettler-Toledo International, Inc. (a)	294,801
6,328	Thermo Fisher Scientific, Inc.	964,324

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — continued
7,494	Waters Corp. (a)	1,061,525

		2,720,941

	Pharmaceuticals — 2.3%
8,957	Bristol-Myers Squibb Co.	440,326
10,037	Eli Lilly & Co.	773,150
7,727	Johnson & Johnson	875,083
14,590	Merck & Co., Inc.	904,434
6,412	Mylan NV (Netherlands) (a)	243,977
26,315	Pfizer, Inc.	834,975
14,514	Zoetis, Inc., Class A	797,399

		4,869,344

	Total Health Care	33,773,865

	Industrials — 8.9%
	Aerospace & Defense — 1.6%
6,630	Arconic, Inc.	151,098
2,111	Boeing Co. (The)	344,980
2,172	General Dynamics Corp.	393,306
2,449	L3 Technologies, Inc.	388,632
1,720	Lockheed Martin Corp.	432,287
1,675	Northrop Grumman Corp.	383,709
2,864	Raytheon Co.	412,874
3,442	Rockwell Collins, Inc.	312,396
4,316	Textron, Inc.	204,449
3,778	United Technologies Corp.	414,333

		3,438,064

	Air Freight & Logistics — 0.4%
4,105	C.H. Robinson Worldwide, Inc.	312,226
4,368	United Parcel Service, Inc., Class B	476,680

		788,906

	Airlines — 0.7%
1,916	Alaska Air Group, Inc.	179,759
4,381	American Airlines Group, Inc.	193,859
6,408	Delta Air Lines, Inc.	302,714
10,873	JetBlue Airways Corp. (a)	213,219
6,784	Southwest Airlines Co.	354,871
3,680	United Continental Holdings, Inc. (a)	259,330

		1,503,752

	Building Products — 0.3%
4,646	Fortune Brands Home & Security, Inc.	256,134
5,600	Johnson Controls International plc (Ireland)	246,288
5,461	Masco Corp.	179,940

		682,362

	Commercial Services & Supplies — 1.0%
5,175	Cintas Corp.	600,869
7,973	Herman Miller, Inc.	248,758
12,028	Pitney Bowes, Inc.	191,486
10,676	Republic Services, Inc., Class A	612,589
7,232	Waste Management, Inc.	502,624

		2,156,326

	Construction & Engineering — 0.1%
1,858	Chicago Bridge & Iron Co., N.V. (Netherlands)	61,704
4,374	Fluor Corp.	242,757
360	KBR, Inc.	6,124

		310,585

	Electrical Equipment — 0.6%
729	Acuity Brands, Inc.	151,071

SHARES	SECURITY DESCRIPTION	VALUE($)
	Electrical Equipment — continued
2,759	Eaton Corp. plc (Ireland)	195,282
3,584	Emerson Electric Co.	210,237
2,200	Hubbell, Inc., Class B	268,576
2,337	Rockwell Automation, Inc.	345,853

		1,171,019

	Industrial Conglomerates — 0.7%
2,381	3M Co.	416,246
11,033	General Electric Co.	327,680
3,394	Honeywell International, Inc.	401,578
1,710	Roper Technologies, Inc.	328,064

		1,473,568

	Machinery — 1.9%
2,486	AGCO Corp.	156,121
3,121	Caterpillar, Inc.	298,555
714	Crane Co.	51,436
1,779	Cummins, Inc.	261,531
2,454	Deere & Co.	262,701
3,995	Dover Corp.	310,611
2,904	Flowserve Corp.	142,761
1,755	Fortive Corp.	97,069
3,399	Illinois Tool Works, Inc.	432,353
3,846	Ingersoll-Rand plc (Ireland)	305,180
10,740	ITT, Inc.	438,944
3,582	PACCAR, Inc.	241,104
1,823	Parker-Hannifin Corp.	268,218
5,325	Stanley Black & Decker, Inc.	660,300
1,739	Terex Corp.	55,300
3,908	Trinity Industries, Inc.	107,626

		4,089,810

	Professional Services — 0.5%
341	Dun & Bradstreet Corp. (The)	41,813
2,107	Equifax, Inc.	247,109
8,134	Nielsen Holdings plc (United Kingdom)	332,762
1,849	Robert Half International, Inc.	87,014
4,275	Verisk Analytics, Inc., Class A (a)	353,286

		1,061,984

	Road & Rail — 0.7%
2,347	Avis Budget Group, Inc. (a)	87,355
6,434	CSX Corp.	298,473
3,395	J.B. Hunt Transport Services, Inc.	336,377
2,423	Norfolk Southern Corp.	284,606
2,037	Ryder System, Inc.	158,071
3,110	Union Pacific Corp.	331,464

		1,496,346

	Trading Companies & Distributors — 0.4%
5,625	Fastenal Co.	279,450
1,855	United Rentals, Inc. (a)	234,676
935	W.W. Grainger, Inc.	236,153

		750,279

	Total Industrials	18,923,001

	Information Technology — 14.0%
	Communications Equipment — 1.2%
21,818	Cisco Systems, Inc.	670,249
2,964	F5 Networks, Inc. (a)	397,265
10,390	Harris Corp.	1,067,157
9,126	Juniper Networks, Inc.	244,394
2,358	Motorola Solutions, Inc.	190,314

		2,569,379

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — 0.4%
5,504	Amphenol Corp., Class A	371,465
7,735	AVX Corp.	125,307
14,801	Corning, Inc.	392,078
2,286	VeriFone Systems, Inc. (a)	41,537

		930,387

	Internet Software & Services — 2.2%
4,092	Akamai Technologies, Inc. (a)	280,670
810	Alphabet, Inc., Class A (a)	664,354
974	Alphabet, Inc., Class C (a)	776,073
10,920	eBay, Inc. (a)	347,584
3,399	Facebook, Inc., Class A (a)	442,958
12,834	IAC/Interactive Corp. (a)	883,108
7,834	VeriSign, Inc. (a)	628,365
12,204	Yahoo!, Inc. (a)	537,830

		4,560,942

	IT Services — 3.0%
2,946	Accenture plc, Class A (Ireland)	335,461
3,861	Automatic Data Processing, Inc.	389,922
7,624	Cognizant Technology Solutions Corp., Class A (a)	400,946
4,762	Computer Sciences Corp.	296,196
4,762	CSRA, Inc.	147,717
4,910	DST Systems, Inc.	565,387
5,813	Fidelity National Information Services, Inc.	461,669
4,424	Fiserv, Inc. (a)	475,270
2,481	Gartner, Inc. (a)	246,512
2,000	Global Payments, Inc.	154,560
4,504	International Business Machines Corp.	786,038
8,375	Leidos Holdings, Inc.	404,680
3,114	MasterCard, Inc., Class A	331,112
6,378	Paychex, Inc.	384,530
2,229	Teradata Corp. (a)	65,444
3,537	Total System Services, Inc.	179,255
4,830	Vantiv, Inc., Class A (a)	300,619
2,878	Visa, Inc., Class A	238,039
5,982	Western Union Co. (The)	117,128

		6,280,485

	Semiconductors & Semiconductor Equipment — 3.6%
6,478	Analog Devices, Inc.	485,461
13,034	Applied Materials, Inc.	446,415
2,526	Broadcom Ltd., Class A (Singapore)	503,937
3,001	First Solar, Inc. (a)	93,601
19,698	Intel Corp.	725,280
4,208	KLA-Tencor Corp.	358,143
4,234	Lam Research Corp.	486,317
7,041	Linear Technology Corp.	444,498
19,366	Marvell Technology Group Ltd. (Bermuda)	287,973
13,463	Maxim Integrated Products, Inc.	598,834
8,403	Microchip Technology, Inc.	565,942
8,128	Micron Technology, Inc. (a)	195,966
2,700	NVIDIA Corp.	294,786
4,929	QUALCOMM, Inc.	263,357
3,227	Skyworks Solutions, Inc.	296,045
3,685	SunPower Corp., Class A (a)	24,468
7,749	Teradyne, Inc.	219,917
10,653	Texas Instruments, Inc.	804,728
1,073	Versum Materials Inc. (a)	29,990
8,937	Xilinx, Inc.	520,133

		7,645,791

SHARES	SECURITY DESCRIPTION	VALUE($)
	Software — 2.5%
9,836	Activision Blizzard, Inc.	395,506
4,409	Adobe Systems, Inc. (a)	499,892
10,318	CA, Inc.	322,644
11,108	Cadence Design Systems, Inc. (a)	289,141
2,601	Citrix Systems, Inc. (a)	237,185
4,579	Electronic Arts, Inc. (a)	382,026
5,705	Intuit, Inc.	676,499
14,447	Microsoft Corp.	933,999
7,736	Oracle Corp.	310,291
9,688	Red Hat, Inc. (a)	735,125
14,148	Symantec Corp.	389,777
2,686	VMware Inc., Class A (a)	235,133

		5,407,218

	Technology Hardware, Storage & Peripherals — 1.1%
6,053	Apple, Inc.	734,532
15,781	Diebold Nixdorf, Inc.	429,243
7,062	Hewlett Packard Enterprise Co.	160,166
26,432	HP, Inc.	397,802
7,750	NetApp, Inc.	296,980
4,529	Western Digital Corp.	361,097

		2,379,820

	Total Information Technology	29,774,022

	Materials — 5.6%
	Chemicals — 4.0%
137	AdvanSix, Inc. (a)	3,519
2,131	Air Products & Chemicals, Inc.	297,829
4,649	Albemarle Corp.	430,683
8,076	Ashland Global Holdings, Inc.	961,286
3,814	Cabot Corp.	211,181
8,616	Celanese Corp., Class A	727,190
4,809	CF Industries Holdings, Inc.	169,710
6,822	Dow Chemical Co. (The)	406,796
5,098	E.I. du Pont de Nemours & Co.	384,899
2,734	Eastman Chemical Co.	211,885
7,062	Ecolab, Inc.	848,358
1,781	FMC Corp.	107,145
12,214	Huntsman Corp.	249,043
6,655	International Flavors & Fragrances, Inc.	780,033
2,877	LyondellBasell Industries N.V., Class A (Netherlands)	268,338
4,702	Monsanto Co.	509,274
9,453	Mosaic Co. (The)	296,541
5,428	PPG Industries, Inc.	542,854
4,997	Praxair, Inc.	591,845
170	RPM International, Inc.	8,884
1,116	Sherwin-Williams Co. (The)	339,052
1,949	Valspar Corp. (The)	215,696

		8,562,041

	Construction Materials — 0.2%
1,079	Martin Marietta Materials, Inc.	247,738
1,465	Vulcan Materials Co.	188,004

		435,742

	Containers & Packaging — 0.6%
4,338	Ball Corp.	330,816
4,095	Bemis Co., Inc.	199,508
1,574	Crown Holdings, Inc. (a)	85,264
6,506	International Paper Co.	368,240
5,788	Sealed Air Corp.	280,718

		1,264,546

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Metals & Mining — 0.7%
2,210	Alcoa Corp.	80,554
1,111	Compass Minerals International, Inc.	92,880
8,234	Freeport-McMoRan, Inc. (a)	137,096
6,797	Newmont Mining Corp.	246,595
4,228	Nucor Corp.	245,605
1,499	Reliance Steel & Aluminum Co.	119,395
1,030	Royal Gold, Inc.	74,335
4,134	Southern Copper Corp.	158,580
4,363	Steel Dynamics, Inc.	147,513
3,560	United States Steel Corp.	116,448

		1,419,001

	Paper & Forest Products — 0.1%
2,299	Domtar Corp.	100,443

	Total Materials	11,781,773

	Real Estate — 2.6%
	Equity Real Estate Investment Trusts (REITs) — 2.5%
1,014	Alexandria Real Estate Equities, Inc.	112,371
2,275	American Tower Corp.	235,463
1,974	AvalonBay Communities, Inc.	342,114
2,324	Boston Properties, Inc.	304,212
481	Camden Property Trust	40,197
709	Care Capital Properties, Inc.	17,519
4,436	Colony NorthStar Inc., Class A	61,749
1,740	Corporate Office Properties Trust	55,367
2,931	Crown Castle International Corp.	257,430
3,006	Digital Realty Trust, Inc.	323,536
1,231	Duke Realty Corp.	29,950
673	Equinix Inc.	259,092
2,683	Equity Residential	163,046
269	Essex Property Trust, Inc.	60,337
1,493	Extra Space Storage, Inc.	107,571
2,380	Federal Realty Investment Trust	334,223
5,694	GGP Inc.	141,439
10,034	Host Hotels & Resorts Inc.	181,314
2,104	Iron Mountain, Inc.	75,323
7,538	Kimco Realty Corp.	187,621
383	Liberty Property Trust	14,703
1,950	Macerich Co. (The)	133,946
2,122	Park Hotels & Resorts Inc.	57,591
3,895	Prologis, Inc.	190,271
1,445	Public Storage	310,675
4,071	Rayonier, Inc.	113,540
2,596	Realty Income Corp.	154,800
3,189	Senior Housing Properties Trust	60,750
1,499	Simon Property Group, Inc.	275,471
482	Taubman Centers, Inc.	34,145
2,838	Ventas, Inc.	175,019
923	Vornado Realty Trust	98,124
3,044	Weingarten Realty Investors	108,458
2,814	Welltower, Inc.	186,568
5,285	Weyerhaeuser Co.	165,579

		5,369,514

	Real Estate Management & Development — 0.1%
2,588	CBRE Group, Inc., Class A (a)	78,572
179	Jones Lang LaSalle, Inc.	18,442

		97,014

	Total Real Estate	5,466,528

SHARES	SECURITY DESCRIPTION	VALUE($)
	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
28,260	AT&T, Inc.	1,191,442
1,712	Frontier Communications Corp.	5,975
19,504	Verizon Communications, Inc.	955,891
38,319	Windstream Holdings, Inc.	309,617

		2,462,925

	Wireless Telecommunication Services — 0.1%
5,117	Telephone & Data Systems, Inc.	156,836
44	T-Mobile US, Inc. (a)	2,740
1,431	United States Cellular Corp. (a)	63,808

		223,384

	Total Telecommunication Services	2,686,309

	Utilities — 13.1%
	Electric Utilities — 6.9%
30,871	Alliant Energy Corp.	1,162,293
19,006	American Electric Power Co., Inc.	1,217,524
14,835	Duke Energy Corp.	1,165,141
16,087	Edison International, Inc.	1,172,421
14,236	Entergy Corp.	1,019,867
20,025	Eversource Energy	1,107,783
27,650	Exelon Corp.	992,082
2,553	FirstEnergy Corp.	77,407
9,532	NextEra Energy, Inc.	1,179,299
15,566	PG&E Corp.	963,380
15,013	Pinnacle West Capital Corp.	1,165,459
34,966	PPL Corp.	1,218,215
23,034	Southern Co. (The)	1,138,571
27,203	Xcel Energy, Inc.	1,124,028

		14,703,470

	Multi-Utilities — 5.9%
22,367	Ameren Corp.	1,177,623
36,643	CenterPoint Energy, Inc.	960,413
27,192	CMS Energy Corp.	1,158,379
15,365	Consolidated Edison, Inc.	1,142,388
15,387	Dominion Resources, Inc.	1,173,720
12,054	DTE Energy Co.	1,189,007
51,150	NiSource, Inc.	1,144,226
26,053	Public Service Enterprise Group, Inc.	1,152,845
16,546	SCANA Corp.	1,136,710
10,391	Sempra Energy	1,063,934
19,592	WEC Energy Group, Inc.	1,156,908

		12,456,153

	Water Utilities — 0.3%
7,919	American Water Works Co., Inc.	581,571

	Total Utilities	27,741,194

	Total Common Stock (Cost $204,053,689)	211,259,403

Short-Term Investment — 0.3%
	Investment Company — 0.3%
581,318	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.430% (b)(c) (Cost $581,318)	581,318

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

VALUE($)
Total Investments — 100.0% (Cost $204,635,007)	211,840,721
Other Assets in Excess of Liabilities — 0.0% (d)	41,060

NET ASSETS — 100.0%	$211,881,781

Percentages indicated are based on net assets.

Notes to Schedule of Portfolio Investments:

REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		The rate shown is the yield as of January 31, 2017.
(d)		Amount rounds to less than 0.05%.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,994,461
Aggregate gross unrealized depreciation	(2,788,747)

Net unrealized appreciation/depreciation	$7,205,714

Federal income tax cost of investments	$204,635,007

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (concluded)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets postclosing, but prior to the time the NAVs are calculated.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$33,311,711	$—	$—	$33,311,711
Consumer Staples	24,730,013	—	—	24,730,013
Energy	8,519,477	—	—	8,519,477
Financials	14,551,510	—	—	14,551,510
Health Care	33,773,865	—	—	33,773,865
Industrials	18,923,001	—	—	18,923,001
Information Technology	29,774,022	—	—	29,774,022
Materials	11,781,773	—	—	11,781,773
Real Estate	5,466,528	—	—	5,466,528
Telecommunication Services	2,686,309	—	—	2,686,309
Utilities	27,741,194	—	—	27,741,194

Total Common Stocks	211,259,403	—	—	211,259,403

Short-Term Investment	581,318	—	—	581,318

Total Investments in Securities	$211,840,721	$—	$—	$211,840,721

There were no transfers among any levels during the period ended January 31, 2017. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.8%
	Consumer Discretionary — 15.9%
	Auto Components — 0.8%
142	Adient plc (Ireland) (a)	9,016
1,075	Delphi Automotive plc (Jersey)	75,314
7,079	Gentex Corp.	147,880
26	Goodyear Tire & Rubber Co. (The)	842
728	Lear Corp.	103,442

		336,494

	Automobiles — 0.6%
2,182	Harley-Davidson, Inc.	124,461
1,523	Thor Industries, Inc.	157,631

		282,092

	Distributors — 0.7%
1,470	Genuine Parts Co.	142,311
2,771	LKQ Corp. (a)	88,423
651	Pool Corp.	68,719

		299,453

	Diversified Consumer Services — 0.6%
189	Graham Holdings Co., Class B	98,195
1,982	H&R Block, Inc.	42,534
2,209	Service Corp. International	64,348
1,454	ServiceMaster Global Holdings, Inc. (a)	53,769

		258,846

	Hotels, Restaurants & Leisure — 2.5%
2,321	Aramark	78,543
610	Brinker International, Inc.	27,145
1,018	Choice Hotels International, Inc.	56,499
1,538	Darden Restaurants, Inc.	112,705
609	Domino’s Pizza, Inc.	106,295
1,135	Dunkin’ Brands Group, Inc.	58,872
249	Hilton Grand Vacations Inc. (a)	7,303
836	Hilton Worldwide Holdings Inc.	48,137
1,641	International Game Technology plc (United Kingdom)	43,339
396	Panera Bread Co., Class A (a)	82,788
671	Royal Caribbean Cruises Ltd. (Liberia)	62,826
1,507	Six Flags Entertainment Corp.	89,787
549	Vail Resorts, Inc.	94,175
8,201	Wendy’s Co. (The)	110,959
998	Wyndham Worldwide Corp.	78,902
436	Wynn Resorts Ltd.	44,223

		1,102,498

	Household Durables — 2.6%
2,766	DR Horton, Inc.	82,731
1,848	Garmin Ltd. (Switzerland)	89,240
4,020	Leggett & Platt, Inc.	191,834
1,864	Lennar Corp., Class A	83,228
504	Mohawk Industries, Inc. (a)	108,783
2,443	Newell Rubbermaid, Inc.	115,627
83	NVR, Inc. (a)	154,214
5,556	PulteGroup, Inc.	119,510
1,015	Tempur Sealy International Inc. (a)	43,645
1,346	Tupperware Brands Corp.	81,244
530	Whirlpool Corp.	92,692

		1,162,748

	Internet & Catalog Retail — 0.2%
526	Expedia, Inc.	63,956

SHARES	SECURITY DESCRIPTION	VALUE($)
	Internet & Catalog Retail — continued
1,734	Liberty Interactive Corp. QVC Group, Class A (a)	33,258

		97,214

	Leisure Products — 0.9%
2,153	Brunswick Corp.	128,879
1,440	Hasbro, Inc.	118,814
3,442	Mattel, Inc.	90,215
706	Polaris Industries, Inc.	59,353

		397,261

	Media — 2.2%
2,189	Cinemark Holdings, Inc.	93,033
2,162	Discovery Communications, Inc., Class A (a)	61,293
1,766	Discovery Communications, Inc., Class C (a)	48,936
3,740	Interpublic Group of Cos., Inc. (The)	88,002
513	Liberty Broadband Corp., Class C (a)	43,779
932	Liberty SiriusXM Group, Class A (a)	33,776
3,601	MSG Networks, Inc. (a)	83,543
1,362	Omnicom Group, Inc.	116,655
3,987	Regal Entertainment Group, Class A	90,345
1,312	Scripps Networks Interactive, Inc., Class A	99,922
21,686	Sirius XM Holdings, Inc.	102,358
2,064	TEGNA, Inc.	47,286
1,154	Viacom, Inc., Class B	48,630

		957,558

	Multiline Retail — 0.7%
923	Dillard’s, Inc., Class A	52,094
971	Dollar General Corp.	71,679
1,002	Dollar Tree, Inc. (a)	77,345
1,123	Kohl’s Corp.	44,729
1,287	Macy’s, Inc.	38,018
1,099	Nordstrom, Inc.	48,598

		332,463

	Specialty Retail — 3.1%
491	Advance Auto Parts, Inc.	80,642
1,229	AutoNation, Inc. (a)	65,284
3	AutoZone, Inc. (a)	2,175
267	Bed Bath & Beyond, Inc.	10,773
1,870	Best Buy Co., Inc.	83,252
817	Burlington Stores, Inc. (a)	68,383
810	Cabela’s, Inc. (a)	45,271
941	CarMax, Inc. (a)	62,774
774	CST Brands, Inc.	37,291
1,055	Dick’s Sporting Goods, Inc.	54,438
1,452	Foot Locker, Inc.	99,520
1,376	GameStop Corp., Class A	33,698
2,209	Gap, Inc. (The)	50,873
933	Murphy USA, Inc. (a)	59,432
369	O’Reilly Automotive, Inc. (a)	96,778
553	Penske Automotive Group, Inc.	30,061
1,685	Ross Stores, Inc.	111,395
516	Sally Beauty Holdings, Inc. (a)	12,281
543	Signet Jewelers Ltd. (Bermuda)	42,175
719	Tiffany & Co.	56,600
710	Tractor Supply Co.	52,306
342	Ulta Salon Cosmetics & Fragrance, Inc. (a)	93,120
1,609	Urban Outfitters, Inc. (a)	42,703
1,493	Williams-Sonoma, Inc.	71,978

		1,363,203

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — 1.0%
973	Carter’s, Inc.	81,489
2,156	Coach, Inc.	80,527
2,791	Hanesbrands, Inc.	66,175
1,193	lululemon athletica, Inc. (a)	80,539
1,266	Michael Kors Holdings Ltd. (Virgin Islands (British)) (a)	54,197
763	PVH Corp.	71,577
840	Under Armour, Inc., Class C (a)	16,145

		450,649

	Total Consumer Discretionary	7,040,479

	Consumer Staples — 6.6%
	Beverages — 0.8%
3,126	Brown-Forman Corp., Class B	142,545
1,464	Dr. Pepper Snapple Group, Inc.	133,517
880	Molson Coors Brewing Co., Class B	84,938

		361,000

	Food & Staples Retailing — 0.2%
383	Casey’s General Stores, Inc.	44,007
7,870	Rite Aid Corp. (a)	44,229

		88,236

	Food Products — 4.3%
81	Bunge Ltd. (Bermuda)	5,606
2,625	Campbell Soup Co.	163,354
2,763	ConAgra Foods, Inc.	108,006
6,650	Flowers Foods, Inc.	133,731
1,493	Hershey Co. (The)	157,467
3,545	Hormel Foods Corp.	128,684
1,069	Ingredion, Inc.	137,035
1,198	JM Smucker Co. (The)	162,748
2,602	Kellogg Co.	189,191
921	Lamb Weston Holdings, Inc.	34,409
1,973	McCormick & Co., Inc. (Non-Voting)	188,520
1,601	Mead Johnson Nutrition Co., Class A	112,806
3,731	Pilgrim’s Pride Corp.	71,411
2,664	Pinnacle Foods, Inc.	141,698
885	Post Holdings, Inc. (a)	74,057
1,285	Tyson Foods, Inc., Class A	80,685

		1,889,408

	Household Products — 1.1%
3,633	Church & Dwight Co., Inc.	164,284
1,536	Clorox Co. (The)	184,320
551	Energizer Holdings, Inc.	27,809
802	Spectrum Brands Holdings, Inc.	106,979

		483,392

	Personal Products — 0.2%
467	Coty, Inc., Class A	8,967
363	Edgewell Personal Care Co. (a)	28,619
1,464	Nu Skin Enterprises, Inc., Class A	75,952

		113,538

	Total Consumer Staples	2,935,574

	Energy — 3.6%
	Energy Equipment & Services — 1.3%
1,994	Diamond Offshore Drilling, Inc.	32,662
952	Dril-Quip, Inc. (a)	59,214
4,767	Ensco plc, Class A (United Kingdom)	52,056
587	Helmerich & Payne, Inc.	41,771
2,526	Nabors Industries Ltd. (Bermuda)	41,047
1,652	National Oilwell Varco, Inc.	62,462

SHARES	SECURITY DESCRIPTION	VALUE($)
	Energy Equipment & Services — continued
1,733	Oceaneering International, Inc.	48,264
1,418	Patterson-UTI Energy, Inc.	39,761
2,158	Rowan Co. plc, Class A (United Kingdom) (a)	38,671
3,248	RPC, Inc.	69,897
253	TechnipFMC plc (United Kingdom) (a)	8,506
4,323	Transocean Ltd. (Switzerland)	60,392

		573,401

	Oil, Gas & Consumable Fuels — 2.3%
1,423	Antero Resources Corp. (a)	34,735
90	Cheniere Energy, Inc. (a)	4,289
1,401	CONSOL Energy, Inc.	23,733
698	Diamondback Energy, Inc. (a)	73,409
138	Energen Corp.	7,437
983	Hess Corp.	53,259
2,119	HollyFrontier Corp.	61,387
544	Laredo Petroleum, Inc. (a)	7,371
2,723	Marathon Oil Corp.	45,610
1,339	Marathon Petroleum Corp.	64,339
1,435	Murphy Oil Corp.	41,486
1,600	Noble Energy, Inc.	63,616
4,330	ONEOK, Inc.	238,626
1,529	Parsley Energy, Inc., Class A (a)	53,851
1,722	PBF Energy, Inc., Class A	39,933
2,227	QEP Resources, Inc. (a)	38,839
571	SM Energy Co.	17,421
671	Targa Resources Corp.	38,663
634	Tesoro Corp.	51,259
566	World Fuel Services Corp.	25,176
2,146	WPX Energy, Inc. (a)	29,894

		1,014,333

	Total Energy	1,587,734

	Financials — 9.3%
	Banks — 2.0%
685	Associated Banc-Corp	17,331
481	Bank of Hawaii Corp.	41,323
811	BankUnited, Inc.	30,980
1,106	Commerce Bancshares, Inc.	62,522
656	Cullen/Frost Bankers, Inc.	58,646
1,177	East West Bancorp, Inc.	60,545
1,674	Fifth Third Bancorp	43,691
1,774	First Horizon National Corp.	35,480
790	First Republic Bank	74,521
4,318	Huntington Bancshares, Inc.	58,423
460	M&T Bank Corp.	74,782
601	PacWest Bancorp	33,295
3,072	People’s United Financial, Inc.	57,600
690	Popular, Inc. (Puerto Rico)	30,657
2,542	Regions Financial Corp.	36,630
978	SunTrust Banks, Inc.	55,570
22	SVB Financial Group (a)	3,789
1,309	Synovus Financial Corp.	54,559
763	Western Alliance Bancorp (a)	37,677

		868,021

	Capital Markets — 1.7%
383	Ameriprise Financial, Inc.	42,999
422	CBOE Holdings, Inc.	33,600
214	Donnelley Financial Solutions, Inc. (a)	5,153
861	Eaton Vance Corp.	36,102
690	FactSet Research Systems, Inc.	119,405

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
1,318	Federated Investors, Inc., Class B	34,281
756	Invesco Ltd. (Bermuda)	21,864
638	Lazard Ltd., Class A (Bermuda)	27,102
86	Legg Mason, Inc.	2,725
714	LPL Financial Holdings, Inc.	28,060
256	MarketAxess Holdings, Inc.	47,936
444	MSCI, Inc., Class A	36,741
1,086	Nasdaq, Inc.	76,606
662	Northern Trust Corp.	54,920
630	Raymond James Financial, Inc.	47,206
1,211	SEI Investments Co.	58,746
698	T. Rowe Price Group, Inc.	47,073
856	TD Ameritrade Holding Corp.	39,504

		760,023

	Consumer Finance — 0.3%
1,822	Navient Corp.	27,403
1,271	Santander Consumer USA Holdings, Inc. (a)	16,802
5,649	SLM Corp. (a)	67,110
874	Synchrony Financial	31,307

		142,622

	Insurance — 4.6%
119	Alleghany Corp. (a)	72,777
2,811	Allied World Assurance Co. Holdings AG (Switzerland)	149,348
1,111	American Financial Group, Inc.	95,735
988	AmTrust Financial Services, Inc.	26,073
1,335	Arch Capital Group Ltd. (Bermuda) (a)	117,947
1,531	Arthur J Gallagher & Co.	82,414
1,332	Aspen Insurance Holdings Ltd. (Bermuda)	75,125
714	Assurant, Inc.	69,351
956	Assured Guaranty Ltd. (Bermuda)	37,198
1,226	Axis Capital Holdings Ltd. (Bermuda)	78,476
1,698	Brown & Brown, Inc.	71,537
952	Cincinnati Financial Corp.	67,192
61	CNA Financial Corp.	2,541
540	Endurance Specialty Holdings Ltd. (Bermuda)	50,053
219	Erie Indemnity Co., Class A	24,552
330	Everest Re Group Ltd. (Bermuda)	72,577
725	First American Financial Corp.	27,245
1,401	FNF Group	49,539
356	Hanover Insurance Group, Inc. (The)	29,883
1,211	Hartford Financial Services Group, Inc. (The)	58,988
38	Markel Corp. (a)	35,150
578	Mercury General Corp.	36,559
2,128	Old Republic International Corp.	44,262
979	Principal Financial Group, Inc.	55,891
1,853	Progressive Corp. (The)	69,376
838	Reinsurance Group of America, Inc., Class A	105,144
530	RenaissanceRe Holdings Ltd. (Bermuda)	72,250
1,232	Torchmark Corp.	90,601
944	Unum Group	42,886
1,217	Validus Holdings Ltd. (Bermuda)	69,369
1,207	W.R. Berkley Corp.	81,122
1,475	XL Group Ltd. (Bermuda)	55,416

		2,016,577

	Mortgage Real Estate Investment Trusts (REITs) — 0.7%
3,356	AGNC Investment Corp.	62,657

SHARES	SECURITY DESCRIPTION	VALUE($)
	Mortgage Real Estate Investment Trusts (REITs) — continued
5,420	Annaly Capital Management, Inc.	55,393
1,913	Chimera Investment Corp.	33,726
6,442	MFA Financial, Inc.	50,827
2,769	Starwood Property Trust, Inc.	61,638
6,739	Two Harbors Investment Corp.	59,101

		323,342

	Total Financials	4,110,585

	Health Care — 13.1%
	Biotechnology — 0.5%
664	Incyte Corp. (a)	80,483
898	United Therapeutics Corp. (a)	146,940

		227,423

	Health Care Equipment & Supplies — 5.0%
657	ABIOMED, Inc. (a)	69,885
851	Alere, Inc. (a)	31,487
1,546	Align Technology, Inc. (a)	141,753
948	C.R. Bard, Inc.	224,989
814	Cooper Co., Inc.	150,273
3,026	DENTSPLY SIRONA, Inc.	171,574
1,016	Edwards Lifesciences Corp. (a)	97,780
2,421	Hill-Rom Holdings, Inc.	142,524
3,156	Hologic, Inc. (a)	127,913
1,250	IDEXX Laboratories, Inc. (a)	152,913
344	Intuitive Surgical, Inc. (a)	238,285
2,086	ResMed, Inc.	140,888
1,118	Teleflex, Inc.	187,522
578	Varex Imaging Corp. (a)	16,617
1,445	Varian Medical Systems, Inc. (a)	112,204
706	West Pharmaceutical Services, Inc.	59,749
1,284	Zimmer Biomet Holdings, Inc.	151,936

		2,218,292

	Health Care Providers & Services — 4.4%
2,954	Acadia Healthcare Co., Inc. (a)	113,345
222	Brookdale Senior Living, Inc. (a)	3,323
1,799	Centene Corp. (a)	113,823
2,172	DaVita HealthCare Partners, Inc. (a)	138,465
1,494	Envision Healthcare Corp. (a)	101,592
1,351	Henry Schein, Inc. (a)	215,971
1,385	Laboratory Corp. of America Holdings (a)	185,881
2,310	LifePoint Health, Inc. (a)	137,098
2,573	MEDNAX, Inc. (a)	175,865
3,503	Patterson Cos., Inc.	145,760
1,708	Quest Diagnostics, Inc.	156,999
308	Tenet Healthcare Corp. (a)	5,418
1,615	Universal Health Services, Inc., Class B	181,897
1,447	VCA, Inc. (a)	131,098
1,000	WellCare Health Plans, Inc. (a)	145,540

		1,952,075

	Health Care Technology — 0.5%
6,380	Allscripts Healthcare Solutions, Inc. (a)	74,710
1,533	Cerner Corp. (a)	82,337
1,154	Veeva Systems, Inc., Class A (a)	48,849

		205,896

	Life Sciences Tools & Services — 1.8%
1,514	Agilent Technologies, Inc.	74,141
781	Bio-Techne Corp.	79,467
1,684	Charles River Laboratories International, Inc. (a)	136,067

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — continued
475	Illumina, Inc. (a)	76,048
169	Mettler-Toledo International, Inc. (a)	72,100
587	PerkinElmer, Inc.	31,223
877	QIAGEN NV (Netherlands) (a)	25,415
2,045	Quintiles Transnational Holdings, Inc. (a)	160,512
971	Waters Corp. (a)	137,542

		792,515

	Pharmaceuticals — 0.9%
2,955	Akorn, Inc. (a)	56,440
1,527	Mallinckrodt plc (Ireland) (a)	74,411
1,163	Perrigo Co. plc (Ireland)	88,562
3,306	Zoetis, Inc., Class A	181,632

		401,045

	Total Health Care	5,797,246

	Industrials — 12.2%
	Aerospace & Defense — 1.1%
1,648	Arconic, Inc.	37,558
1,042	B/E Aerospace, Inc.	64,052
1,416	Hexcel Corp.	72,711
235	Huntington Ingalls Industries, Inc.	45,581
344	L3 Technologies, Inc.	54,589
642	Orbital ATK, Inc.	55,822
676	Rockwell Collins, Inc.	61,354
1,032	Spirit AeroSystems Holdings, Inc., Class A	61,972
1,041	Textron, Inc.	49,312

		502,951

	Air Freight & Logistics — 0.2%
632	C.H. Robinson Worldwide, Inc.	48,070
1,018	Expeditors International of Washington, Inc.	53,017

		101,087

	Airlines — 0.8%
899	Alaska Air Group, Inc.	84,344
1,757	American Airlines Group, Inc.	77,747
415	Copa Holdings S.A., Class A (Panama)	40,459
3,089	JetBlue Airways Corp. (a)	60,575
682	Spirit Airlines, Inc. (a)	36,855
802	United Continental Holdings, Inc. (a)	56,517

		356,497

	Building Products — 1.0%
492	Allegion plc (Ireland)	32,310
1,345	AO Smith Corp.	65,569
325	Armstrong World Industries, Inc. (a)	12,984
974	Fortune Brands Home & Security, Inc.	53,696
1,426	Johnson Controls International plc (Ireland)	62,715
491	Lennox International, Inc.	76,994
1,848	Masco Corp.	60,891
896	Owens Corning	49,504
1,471	USG Corp. (a)	44,998

		459,661

	Commercial Services & Supplies — 1.4%
626	Cintas Corp.	72,685
2,951	Copart, Inc. (a)	167,440
1,459	Covanta Holding Corp.	23,490
2,959	KAR Auction Services, Inc.	134,782
214	LSC Communications, Inc.	5,611
4,744	Pitney Bowes, Inc.	75,524
2,188	Republic Services, Inc., Class A	125,547

SHARES	SECURITY DESCRIPTION	VALUE($)
	Commercial Services & Supplies — continued
570	RR Donnelley & Sons Co.	9,776

		614,855

	Construction & Engineering — 0.4%
499	Chicago Bridge & Iron Co., N.V. (Netherlands)	16,572
891	Fluor Corp.	49,451
835	Jacobs Engineering Group, Inc.	48,889
466	Valmont Industries, Inc.	67,104

		182,016

	Electrical Equipment — 0.5%
163	Acuity Brands, Inc.	33,778
820	Hubbell, Inc., Class B	100,106
295	Regal Beloit Corp.	21,417
500	Rockwell Automation, Inc.	73,995

		229,296

	Industrial Conglomerates — 0.3%
558	Carlisle Co., Inc.	60,884
319	Roper Technologies, Inc.	61,200

		122,084

	Machinery — 4.1%
1,132	AGCO Corp.	71,090
2,116	Allison Transmission Holdings, Inc.	74,018
533	Crane Co.	38,397
406	Cummins, Inc.	59,686
857	Donaldson Co., Inc.	36,208
785	Dover Corp.	61,034
862	Flowserve Corp.	42,376
881	Graco, Inc.	78,929
828	IDEX Corp.	74,652
858	Ingersoll-Rand plc (Ireland)	68,082
569	ITT, Inc.	23,255
834	Lincoln Electric Holdings, Inc.	69,531
953	Middleby Corp. (The) (a)	127,874
374	Nordson Corp.	42,460
701	Oshkosh Corp.	48,811
836	PACCAR, Inc.	56,271
386	Parker-Hannifin Corp.	56,792
1,033	Snap-on, Inc.	187,520
2,707	SPX Corp. (a)	67,540
1,287	Stanley Black & Decker, Inc.	159,588
429	Terex Corp.	13,642
878	Timken Co. (The)	38,983
2,766	Toro Co. (The)	163,000
689	188,975	18,975
351	WABCO Holdings, Inc. (a)	38,270
1,645	Xylem, Inc.	81,115

		1,798,099

	Marine — 0.0% (b)
251	Kirby Corp. (a)	16,177

	Professional Services — 0.9%
569	Dun & Bradstreet Corp. (The)	69,771
522	Equifax, Inc.	61,220
505	ManpowerGroup, Inc.	48,207
1,777	Nielsen Holdings plc (United Kingdom)	72,697
1,150	Robert Half International, Inc.	54,119
868	Verisk Analytics, Inc., Class A (a)	71,732

		377,746

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Road & Rail — 0.6%
866	Avis Budget Group, Inc. (a)	32,233
752	J.B. Hunt Transport Services, Inc.	74,508
509	Kansas City Southern	43,728
1,039	Landstar System, Inc.	87,899
456	Ryder System, Inc.	35,386

		273,754

	Trading Companies & Distributors — 0.8%
916	Air Lease Corp., Class A	33,324
726	Fastenal Co.	36,068
322	GATX Corp.	18,618
1,194	HD Supply Holdings, Inc. (a)	50,506
507	MSC Industrial Direct Co., Inc., Class A	51,790
406	United Rentals, Inc. (a)	51,363
148	W.W. Grainger, Inc.	37,381
457	Watsco, Inc.	69,802

		348,852

	Transportation Infrastructure — 0.1%
368	Macquarie Infrastructure Corp.	27,596

	Total Industrials	5,410,671

	Information Technology — 14.3%
	Communications Equipment — 1.3%
850	Arista Networks, Inc. (a)	79,900
143	ARRIS International plc (United Kingdom) (a)	4,087
4,741	Brocade Communications Systems, Inc.	59,120
806	F5 Networks, Inc. (a)	108,028
1,230	Harris Corp.	126,334
3,154	Juniper Networks, Inc.	84,464
1,534	Motorola Solutions, Inc.	123,809

		585,742

	Electronic Equipment, Instruments & Components — 1.4%
1,275	Amphenol Corp., Class A	86,050
738	Arrow Electronics, Inc. (a)	54,258
1,438	Avnet, Inc.	66,781
1,275	AVX Corp.	20,655
2,503	CDW Corp.	128,929
225	Dolby Laboratories, Inc., Class A	10,780
1,913	FLIR Systems, Inc.	67,586
305	IPG Photonics Corp. (a)	35,072
1,639	Jabil Circuit, Inc.	39,303
1,551	National Instruments Corp.	48,732
281	VeriFone Systems, Inc. (a)	5,106
672	Zebra Technologies Corp., Class A (a)	56,226

		619,478

	Internet Software & Services — 0.7%
1,618	Akamai Technologies, Inc. (a)	110,979
1,280	IAC/Interactive Corp. (a)	88,077
1,236	VeriSign, Inc. (a)	99,139

		298,195

	IT Services — 3.3%
3,542	Amdocs Ltd. (Guernsey)	207,951
968	Booz Allen Hamilton Holding Corp., Class A	32,738
1,844	Broadridge Financial Solutions, Inc.	122,681
961	Computer Sciences Corp.	59,774
861	Conduent, Inc. (a)	12,881
426	CoreLogic, Inc. (a)	15,025
1,365	CSRA, Inc.	42,342

SHARES	SECURITY DESCRIPTION	VALUE($)
	IT Services — continued
1,284	DST Systems, Inc.	147,853
359	Euronet Worldwide, Inc. (a)	25,676
860	Fidelity National Information Services, Inc.	68,301
829	Fiserv, Inc. (a)	89,059
1,169	Gartner, Inc. (a)	116,152
909	Global Payments, Inc.	70,248
862	Jack Henry & Associates, Inc.	77,390
1,767	Leidos Holdings, Inc.	85,381
1,018	Paychex, Inc.	61,375
2,229	Sabre Corp.	54,611
399	Teradata Corp. (a)	11,715
1,240	Total System Services, Inc.	62,843
908	Vantiv, Inc., Class A (a)	56,514
1,517	Western Union Co. (The)	29,703

		1,450,213

	Semiconductors & Semiconductor Equipment — 3.3%
1,760	Analog Devices, Inc.	131,894
8,053	Cypress Semiconductor Corp.	95,025
899	First Solar, Inc. (a)	28,040
1,304	KLA-Tencor Corp.	110,984
1,065	Lam Research Corp.	122,326
2,200	Linear Technology Corp.	138,886
6,729	Marvell Technology Group Ltd. (Bermuda)	100,060
2,671	Maxim Integrated Products, Inc.	118,806
1,932	Microchip Technology, Inc.	130,120
747	NVIDIA Corp.	81,558
4,837	ON Semiconductor Corp. (a)	64,429
687	Qorvo, Inc. (a)	44,112
878	Skyworks Solutions, Inc.	80,548
1,931	SunPower Corp., Class A (a)	12,822
4,200	Teradyne, Inc.	119,196
1,531	Xilinx, Inc.	89,104

		1,467,910

	Software — 3.7%
1,368	ANSYS, Inc. (a)	127,580
4,322	CA Technologies, Inc.	135,149
4,960	Cadence Design Systems, Inc. (a)	129,109
1,563	CDK Global, Inc.	97,766
914	Citrix Systems, Inc. (a)	83,348
1,150	Electronic Arts, Inc. (a)	95,944
1,382	Manhattan Associates, Inc. (a)	70,841
4,768	Nuance Communications, Inc. (a)	75,620
2,248	PTC, Inc. (a)	118,177
1,203	Red Hat, Inc. (a)	91,284
3,168	SS&C Technologies Holdings, Inc.	101,788
5,052	Symantec Corp.	139,183
3,014	Synopsys, Inc. (a)	189,550
579	Tyler Technologies, Inc. (a)	84,545
445	Ultimate Software Group, Inc. (The) (a)	86,179

		1,626,063

	Technology Hardware, Storage & Peripherals — 0.6%
1,358	NCR Corp. (a)	58,421
2,381	NetApp, Inc.	91,240
1,167	Western Digital Corp.	93,045
4,327	Xerox Corp.	29,986

		272,692

	Total Information Technology	6,320,293

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 6.7%
	Chemicals — 3.3%
930	Albemarle Corp.	86,155
1,083	Ashland Global Holdings, Inc.	128,909
1,487	Cabot Corp.	82,335
1,123	Celanese Corp., Class A	94,781
1,327	CF Industries Holdings, Inc.	46,830
1,371	Eastman Chemical Co.	106,253
1,310	FMC Corp.	78,810
2,398	Huntsman Corp.	48,895
1,094	International Flavors & Fragrances, Inc.	128,228
1,906	Mosaic Co. (The)	59,791
141	NewMarket Corp.	60,795
2,498	RPM International, Inc.	130,545
1,663	Scotts Miracle-Gro Co. (The), Class A	152,946
556	Valspar Corp. (The)	61,533
1,492	Westlake Chemical Corp.	92,370
1,694	WR Grace & Co.	117,462

		1,476,638

	Construction Materials — 0.3%
378	Eagle Materials, Inc.	39,532
207	Martin Marietta Materials, Inc.	47,527
485	Vulcan Materials Co.	62,240

		149,299

	Containers & Packaging — 1.7%
744	AptarGroup, Inc.	54,290
1,812	Avery Dennison Corp.	132,312
717	Ball Corp.	54,678
980	Bemis Co., Inc.	47,746
1,101	Berry Plastics Group, Inc. (a)	56,184
752	Crown Holdings, Inc. (a)	40,736
3,988	Graphic Packaging Holding Co.	49,890
2,097	International Paper Co.	118,690
657	Packaging Corp of America	60,562
1,136	Sealed Air Corp.	55,096
888	Silgan Holdings, Inc.	51,957
860	Sonoco Products Co.	47,257

		769,398

	Metals & Mining — 1.2%
547	Alcoa Corp.	19,938
945	Compass Minerals International, Inc.	79,002
1,758	Newmont Mining Corp.	63,780
1,089	Nucor Corp.	63,260
1,143	Reliance Steel & Aluminum Co.	91,040
578	Royal Gold, Inc.	41,714
1,575	Southern Copper Corp.	60,417
1,820	Steel Dynamics, Inc.	61,534
892	United States Steel Corp.	29,178

		509,863

	Paper & Forest Products — 0.2%
1,397	Domtar Corp.	61,035

	Total Materials	2,966,233

	Real Estate — 5.5%
	Equity Real Estate Investment Trusts (REITs) — 5.5%
632	Alexandria Real Estate Equities, Inc.	70,038
729	American Campus Communities, Inc.	35,444
1,894	American Homes 4 Rent, Class A	42,198

SHARES	SECURITY DESCRIPTION	VALUE($)
	Equity Real Estate Investment Trusts (REITs) — continued
848	Apartment Investment & Management Co., Class A	37,371
414	AvalonBay Communities, Inc.	71,750
523	Boston Properties, Inc.	68,461
1,814	Brandywine Realty Trust	29,205
1,117	Brixmor Property Group, Inc.	26,953
516	Camden Property Trust	43,122
1,907	Colony NorthStar Inc., Class A	26,545
911	Communications Sales & Leasing, Inc.	23,941
825	CoreCivic, Inc.	23,958
1,376	CubeSmart	34,579
743	CyrusOne, Inc.	35,783
887	DCT Industrial Trust, Inc.	39,640
2,799	DDR Corp.	42,489
489	Digital Realty Trust, Inc.	52,631
1,518	Douglas Emmett, Inc.	57,441
2,138	Duke Realty Corp.	52,018
409	EPR Properties	30,254
1,150	Equity Commonwealth (a)	35,466
556	Equity LifeStyle Properties, Inc.	41,111
834	Equity One, Inc.	26,012
496	Extra Space Storage, Inc.	35,737
342	Federal Realty Investment Trust	48,027
1,296	Forest City Realty Trust, Inc., Class A	29,341
1,244	Gaming and Leisure Properties, Inc.	39,348
1,384	GGP Inc.	34,379
763	Healthcare Trust of America, Inc., Class A	22,180
712	Highwoods Properties, Inc.	36,604
1,624	Hospitality Properties Trust	50,555
2,408	Host Hotels & Resorts, Inc.	43,513
844	Iron Mountain, Inc.	30,215
588	Kilroy Realty Corp.	44,012
1,568	Kimco Realty Corp.	39,027
734	Lamar Advertising Co., Class A	55,432
571	Liberty Property Trust	21,921
331	Life Storage, Inc.	26,960
583	Macerich Co. (The)	40,046
353	Mid-America Apartment Communities, Inc.	33,517
1,236	National Retail Properties, Inc.	53,890
930	Omega Healthcare Investors, Inc.	29,825
1,397	Outfront Media, Inc.	38,320
499	Park Hotels & Resorts Inc.	13,543
2,015	Piedmont Office Realty Trust, Inc., Class A	43,766
1,147	Prologis, Inc.	56,031
999	Rayonier, Inc.	27,862
1,007	Realty Income Corp.	60,047
589	Regency Centers Corp.	41,071
2,143	Senior Housing Properties Trust	40,824
3,855	Spirit Realty Capital, Inc.	40,555
1,122	STORE Capital Corp.	26,546
401	Sun Communities, Inc.	31,583
1,478	Tanger Factory Outlet Centers, Inc.	50,533
519	Taubman Centers, Inc.	36,766
833	Ventas, Inc.	51,371
4,455	VEREIT, Inc.	38,001
134	Vornado Realty Trust	14,246
934	Weingarten Realty Investors	33,278
787	Welltower, Inc.	52,178
1,269	Weyerhaeuser Co.	39,758
422	WP Carey, Inc.	26,139

	Total Real Estate	2,423,357

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.3%
2,366	Level 3 Communications, Inc. (a)	140,683

	Wireless Telecommunication Services — 0.2%
2,085	Telephone & Data Systems, Inc.	63,905
551	United States Cellular Corp. (a)	24,569

		88,474

	Total Telecommunication Services	229,157

	Utilities — 12.1%
	Electric Utilities — 4.7%
6,519	Alliant Energy Corp.	245,440
2,997	Edison International, Inc.	218,422
1,195	Entergy Corp.	85,610
3,503	Eversource Energy	193,786
8,784	Great Plains Energy, Inc.	241,999
2,850	Hawaiian Electric Industries, Inc.	95,418
3,245	OGE Energy Corp.	108,837
2,772	Pinnacle West Capital Corp.	215,190
6,859	PPL Corp.	238,968
4,342	Westar Energy, Inc., Class A	237,464
5,068	Xcel Energy, Inc.	209,410

		2,090,544

	Gas Utilities — 1.4%
2,986	Atmos Energy Corp.	227,474
2,616	National Fuel Gas Co.	146,888
5,516	UGI Corp.	255,777

		630,139

	Independent Power and Renewable Electricity Producers — 0.4%
15,259	AES Corp.	174,563

	Multi-Utilities — 4.7%
4,458	Ameren Corp.	234,714
5,079	CMS Energy Corp.	216,365
2,912	Consolidated Edison, Inc.	216,507
2,134	DTE Energy Co.	210,498
1,727	MDU Resources Group, Inc.	50,687
9,965	NiSource, Inc.	222,917
4,972	Public Service Enterprise Group, Inc.	220,011
2,995	SCANA Corp.	205,756
2,112	Sempra Energy	216,248
2,121	Vectren Corp.	116,422
3,239	WEC Energy Group, Inc.	191,263

		2,101,388

	Water Utilities — 0.9%
3,145	American Water Works Co., Inc.	230,969
5,117	Aqua America, Inc.	155,608

		386,577

	Total Utilities	5,383,211

	Total Common Stocks (Cost $40,748,291)	44,204,540

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.3%
	Investment Company — 0.3%
143,536	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.430% (c) (d) (Cost $143,536)	143,536

	Total Investments — 100.1% (Cost $40,891,827)	44,348,076
	Liabilities in Excess of Other Assets — (0.1)%	(35,478)

	NET ASSETS — 100.0%	$44,312,598

Percentages indicated are based on net assets.

Notes to Schedule of Portfolio Investments:

REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Amount rounds to less than 0.05%.
(c)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		The rate shown is the yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,163,465
Aggregate gross unrealized depreciation	(707,216)

Net unrealized appreciation/depreciation	$3,456,249

Federal income tax cost of investments	$40,891,827

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (concluded)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets postclosing, but prior to the time the NAVs are calculated.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$7,040,479	$—	$—	$7,040,479
Consumer Staples	2,935,574	—	—	2,935,574
Energy	1,587,734	—	—	1,587,734
Financials	4,110,585	—	—	4,110,585
Health Care	5,797,246	—	—	5,797,246
Industrials	5,410,671	—	—	5,410,671
Information Technology	6,320,293	—	—	6,320,293
Materials	2,966,233	—	—	2,966,233
Real Estate	2,423,357	—	—	2,423,357
Telecommunication Services	229,157	—	—	229,157
Utilities	5,383,211	—	—	5,383,211

Total Common Stocks	44,204,540	—	—	44,204,540

Short-Term Investment	143,536	—	—	143,536

Total Investments in Securities	$44,348,076	$—	$—	$44,348,076

There were no transfers among any levels during the period ended January 31, 2017.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.6%
	Consumer Discretionary — 20.4%
	Auto Components — 2.7%
3,552	American Axle & Manufacturing Holdings, Inc. (a)	72,461
1,588	Cooper Tire & Rubber Co.	57,565
730	Cooper-Standard Holdings, Inc. (a)	76,854
3,237	Dana, Inc.	65,193
1,438	Dorman Products, Inc. (a)	99,251
1,590	Gentherm, Inc. (a)	56,286
1,712	LCI Industries	187,892
673	Modine Manufacturing Co. (a)	9,153
581	Stoneridge, Inc. (a)	9,534
1,820	Superior Industries International, Inc.	41,951
895	Tenneco, Inc.	60,368

		736,508

	Automobiles — 0.3%
2,477	Winnebago Industries, Inc.	77,778

	Distributors — 0.7%
540	Core-Mark Holding Co., Inc.	18,862
1,666	Pool Corp.	175,863

		194,725

	Diversified Consumer Services — 0.7%
734	American Public Education, Inc. (a)	17,836
832	Bridgepoint Education, Inc. (a)	8,852
287	Bright Horizons Family Solutions, Inc. (a)	20,337
467	Carriage Services, Inc., Class A	12,119
899	DeVry Education Group, Inc.	30,116
752	Grand Canyon Education, Inc. (a)	44,353
189	Houghton Mifflin Harcourt Co. (a)	2,136
105	K12, Inc. (a)	2,093
1,171	Regis Corp. (a)	16,300
496	Sotheby’s (a)	19,696
198	Strayer Education, Inc. (a)	16,038
1,324	Universal Technical Institute, Inc.	4,250

		194,126

	Hotels, Restaurants & Leisure — 3.4%
1,869	Belmond Ltd., Class A (Bermuda) (a)	25,886
26	Biglari Holdings, Inc. (a)	11,523
569	BJ’s Restaurants, Inc. (a)	20,228
1,195	Bloomin’ Brands, Inc.	20,446
786	Bob Evans Farms, Inc. (a)	44,354
1,662	Boyd Gaming Corp. (a)	33,772
168	Buffalo Wild Wings, Inc. (a)	25,368
714	Caesars Entertainment Corp. (a)	6,390
1,029	Cheesecake Factory Inc. (The)	62,008
196	Churchill Downs, Inc.	28,097
513	Chuy’s Holdings, Inc. (a)	15,082
291	Cracker Barrel Old Country Store, Inc.	45,995
759	Dave & Buster’s Entertainment, Inc. (a)	41,335
338	DineEquity, Inc.	23,180
1,177	Dover Motorsports, Inc.	2,648
1,443	El Pollo Loco Holdings, Inc. (a)	17,965
399	Fiesta Restaurant Group, Inc. (a)	10,494
1,790	ILG, Inc.	33,920
105	Isle of Capri Casinos, Inc. (a)	2,500
342	Jack in the Box, Inc.	36,909
672	Luby’s, Inc. (a)	2,466
304	Marcus Corp.	9,014

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hotels, Restaurants & Leisure — continued
430	Marriott Vacations Worldwide Corp.	37,186
567	Noodles & Co., Class A (a)	2,495
1,897	Papa John’s International, Inc.	161,662
893	Planet Fitness, Inc., Class A	18,789
342	Popeyes Louisiana Kitchen, Inc. (a)	21,611
1,233	Red Robin Gourmet Burgers, Inc. (a)	58,629
1,022	Ruby Tuesday, Inc. (a)	2,003
830	Ruth’s Hospitality Group, Inc.	14,235
1,981	SeaWorld Entertainment, Inc.	35,876
944	Sonic Corp.	23,506
937	Texas Roadhouse, Inc., Class A	43,702

		939,274

	Household Durables — 3.5%
686	Bassett Furniture Industries, Inc.	19,345
1,459	Beazer Homes USA, Inc. (a)	20,805
3,172	Ethan Allen Interiors, Inc.	92,305
1,471	Helen of Troy Ltd. (Bermuda) (a)	137,244
1,610	iRobot Corp. (a)	97,502
3,433	KB Home	56,233
3,284	La-Z-Boy, Inc., Class Z	93,922
1,380	LGI Homes, Inc. (a)	42,863
1,531	M/I Homes, Inc. (a)	38,489
3,060	MDC Holdings, Inc.	82,742
1,638	Meritage Homes Corp. (a)	60,197
375	NACCO Industries, Inc., Class A	27,656
649	Skyline Corp. (a)	6,795
643	TopBuild Corp. (a)	23,862
5,656	TRI Pointe Group, Inc. (a)	69,399
547	Universal Electronics, Inc. (a)	32,547
907	William Lyon Homes, Class A (a)	16,009
5,363	ZAGG, Inc. (a)	35,932

		953,847

	Internet & Catalog Retail — 0.9%
597	HSN, Inc.	21,045
545	Lands’ End, Inc. (a)	8,366
4,563	Nutrisystem, Inc.	150,807
817	PetMed Express, Inc.	17,312
734	Shutterfly, Inc. (a)	37,676

		235,206

	Internet & Direct Marketing Retail — 0.1%
683	Blue Nile, Inc.	27,805

	Leisure Products — 0.8%
643	American Outdoor Brands Corp. (a)	13,696
1,005	Arctic Cat, Inc. (a)	18,894
7,156	Callaway Golf Co.	81,078
3,763	JAKKS Pacific, Inc. (a)	19,191
3,875	Nautilus, Inc. (a)	67,231
193	Sturm Ruger & Co., Inc.	10,181

		210,271

	Media — 1.7%
2,307	Gannett Co., Inc.	22,193
1,431	Gray Television, Inc. (a)	16,957
45	Gray Television, Inc., Class A (a)	504
530	Harte-Hanks, Inc.	827
925	IMAX Corp. (Canada) (a)	30,155
1,630	Liberty Media Corp. Liberty Formula One, Class C (a)	46,846

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Media — continued
1,485	Liberty Media Corp. Liberty Formula One, Class A (a)	43,035
502	Loral Space & Communications, Inc. (a)	20,457
828	MDC Partners, Inc., Class A (Canada)	5,299
1,211	Meredith Corp.	74,234
2,323	New York Times Co. (The), Class A	31,361
760	Nexstar Media Group, Inc., Class A	49,704
794	Scholastic Corp.	36,349
682	Sinclair Broadcast Group, Inc., Class A	23,018
1,730	Time, Inc.	33,303
1,626	World Wrestling Entertainment, Inc., Class A	31,837

		466,079

	Multiline Retail — 0.3%
689	Big Lots, Inc.	34,450
1,774	Fred’s, Inc., Class A	25,847
856	Ollie’s Bargain Outlet Holdings, Inc. (a)	26,151
714	Tuesday Morning Corp. (a)	3,070

		89,518

	Specialty Retail — 3.2%
1,123	Aaron’s, Inc.	34,746
710	Abercrombie & Fitch Co., Class A	8,243
1,840	American Eagle Outfitters, Inc.	27,802
447	Asbury Automotive Group, Inc. (a)	29,323
1,483	Barnes & Noble, Inc.	15,127
544	Bebe Stores, Inc. (a)	2,687
491	Buckle, Inc. (The)	10,385
680	Build-A-Bear Workshop, Inc., Class A (a)	8,160
1,031	Caleres, Inc.	31,703
860	Cato Corp. (The), Class A	21,835
385	Children’s Place Inc. (The)	37,345
745	Citi Trends, Inc.	11,957
352	Conn’s, Inc. (a)	3,714
1,709	DSW, Inc., Class A	36,163
916	Express, Inc. (a)	9,737
1,075	Finish Line, Inc. (The), Class A	18,490
632	Five Below, Inc. (a)	25,185
2,375	Francesca’s Holdings Corp. (a)	41,420
362	Genesco, Inc. (a)	21,792
861	GNC Holdings, Inc., Class A	7,637
458	Group 1 Automotive, Inc.	37,002
1,397	Guess? Inc.	17,840
801	Haverty Furniture Co., Inc.	17,462
2,058	hhgregg, Inc. (a)	1,111
739	Hibbett Sports, Inc. (a)	24,387
774	Kirkland’s, Inc. (a)	10,743
267	Lithia Motors, Inc., Class A	27,533
273	Lumber Liquidators Holdings, Inc. (a)	4,275
1,277	Monro Muffler Brake, Inc.	76,492
3,856	Office Depot, Inc.	17,159
1,372	Pier 1 Imports, Inc.	9,974
836	Rent-A-Center, Inc., Class A	7,491
301	RH (a)	8,133
1,906	Select Comfort Corp. (a)	38,463
1,373	Shoe Carnival, Inc.	35,108
729	Sonic Automotive, Inc., Class A	17,059
1,141	Stage Stores, Inc.	3,195
988	Stein Mart, Inc.	3,616
592	Tailored Brands, Inc.	12,580
843	Tile Shop Holdings, Inc. (a)	16,101
466	Vitamin Shoppe, Inc. (a)	10,089

SHARES	SECURITY DESCRIPTION	VALUE($)
	Specialty Retail — continued
4,267	Zumiez, Inc. (a)	85,553

		884,817

	Textiles, Apparel & Luxury Goods — 2.1%
2,757	Columbia Sportswear Co.	149,898
2,176	G-III Apparel Group Ltd. (a)	57,142
738	Iconix Brand Group, Inc. (a)	7,594
779	Movado Group, Inc.	21,150
866	Oxford Industries, Inc.	47,647
4,526	Steven Madden Ltd. (a)	159,315
7,095	Vera Bradley, Inc. (a)	81,309
2,519	Wolverine World Wide, Inc.	59,171

		583,226

	Total Consumer Discretionary	5,593,180

	Consumer Staples — 8.9%
	Beverages — 0.9%
798	Boston Beer Co., Inc. (The), Class A (a)	122,653
395	Coca-Cola Bottling Co., Consolidated	66,692
750	MGP Ingredients, Inc.	31,792
401	National Beverage Corp.	20,126

		241,263

	Food & Staples Retailing — 0.7%
1,694	Andersons, Inc. (The)	63,948
389	Ingles Markets, Inc., Class A	17,602
365	PriceSmart, Inc.	30,915
1,609	SpartanNash Co.	60,917
578	United Natural Foods, Inc. (a)	26,415

		199,797

	Food Products — 4.2%
2,317	B&G Foods, Inc.	102,759
753	Calavo Growers, Inc.	41,641
1,361	Cal-Maine Foods, Inc.	56,754
3,670	Darling Ingredients, Inc. (a)	44,040
3,534	Dean Foods Co.	70,185
147	Farmer Brothers Co. (a)	5,115
2,696	Fresh Del Monte Produce, Inc. (Cayman Islands)	154,346
817	J&J Snack Foods Corp.	104,225
1,237	Lancaster Colony Corp.	162,109
1,762	Sanderson Farms, Inc.	160,342
6	Seaboard Corp. (a)	23,100
2,550	Snyder’s-Lance, Inc.	97,869
1,543	Tootsie Roll Industries, Inc.	57,785
895	TreeHouse Foods, Inc. (a)	67,913

		1,148,183

	Household Products — 1.4%
1,274	Central Garden & Pet Co. (a)	41,851
2,336	Central Garden & Pet Co., Class A (a)	71,902
220	HRG Group, Inc. (a)	3,703
1,213	Spectrum Brands Holdings, Inc.	161,802
921	WD-40 Co.	96,843

		376,101

	Personal Products — 0.6%
1,683	Medifast, Inc.	70,972
189	Nature’s Sunshine Products, Inc.	2,410
1,586	USANA Health Sciences, Inc. (a)	98,808

		172,190

	Tobacco — 1.1%
1,785	Universal Corp.	121,380

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Tobacco — continued
7,854	Vector Group Ltd.	173,259

		294,639

	Total Consumer Staples	2,432,173

	Energy — 2.7%
	Energy Equipment & Services — 1.1%
1,231	Archrock, Inc.	17,973
967	Atwood Oceanics, Inc.	11,759
756	Bristow Group, Inc.	13,351
652	CARBO Ceramics, Inc. (a)	9,258
1,003	Forum Energy Technologies, Inc. (a)	21,765
245	Geospace Technologies Corp. (a)	5,718
456	Gulf Island Fabrication, Inc.	6,338
1,118	Helix Energy Solutions Group, Inc. (a)	9,481
646	Hornbeck Offshore Services, Inc. (a)	4,684
795	Matrix Service Co. (a)	17,808
4,111	McDermott International, Inc. (Panama) (a)	33,299
1,575	Newpark Resources, Inc. (a)	11,891
1,216	Oil States International, Inc. (a)	48,032
1,512	Parker Drilling Co. (a)	3,856
2,038	Pioneer Energy Services Corp. (a)	12,839
606	SEACOR Holdings, Inc. (a)	44,583
1,391	TETRA Technologies, Inc. (a)	6,899
1,249	Tidewater, Inc. (a)	2,748
487	US Silica Holdings, Inc.	28,801

		311,083

	Oil, Gas & Consumable Fuels — 1.6%
3,387	Abraxas Petroleum Corp. (a)	8,366
1,460	Alon USA Energy, Inc.	16,439
1,806	Callon Petroleum Co. (a)	27,596
567	Contango Oil & Gas Co. (a)	4,593
1,296	CVR Energy, Inc.	28,784
1,963	Delek US Holdings, Inc.	43,971
2,411	DHT Holdings, Inc. (Marshall Islands)	11,307
378	Frontline Ltd. (Bermuda)	2,623
725	GasLog Ltd. (Bermuda)	12,107
1,107	Golar LNG Ltd. (Bermuda)	28,627
730	Green Plains, Inc.	16,425
351	Nordic American Tankers Ltd. (Bermuda)	3,033
2,033	Northern Oil and Gas, Inc. (a)	7,319
1,023	Oasis Petroleum, Inc. (a)	14,465
1,516	Pacific Ethanol, Inc. (a)	10,764
354	PDC Energy, Inc. (a)	26,175
554	REX American Resources Corp. (a)	45,999
681	RSP Permian, Inc. (a)	28,983
960	Sanchez Energy Corp. (a)	12,730
1,615	Scorpio Tankers, Inc. (Marshall Islands)	6,185
631	SemGroup Corp., Class A	25,051
689	Ship Finance International Ltd. (Bermuda)	10,335
3,275	Teekay Tankers Ltd., Class A (Marshall Islands)	8,024
2,212	W&T Offshore, Inc. (a)	6,415
895	Western Refining, Inc.	31,334

		437,650

	Total Energy	748,733

	Financials — 6.4%
	Banks — 3.5%
134	1st Source Corp.	6,045
380	Ameris Bancorp	17,138
811	AmeriServ Financial, Inc.	3,204
144	BancFirst Corp.	13,586

SHARES	SECURITY DESCRIPTION	VALUE($)
	Banks — continued
943	BancorpSouth, Inc.	28,007
506	Bank of the Ozarks, Inc.	27,764
919	Brookline Bancorp, Inc.	14,474
105	Capital City Bank Group, Inc.	2,172
386	Cathay General Bancorp	14,066
84	Chemical Financial Corp.	4,152
482	Community Bank System, Inc.	28,130
325	Community Trust Bancorp, Inc.	15,031
397	CVB Financial Corp.	8,948
36	First Busey Corp.	1,053
336	First Financial Bancorp	9,257
301	First Financial Bankshares, Inc.	12,838
89	First Financial Corp.	4,303
110	First Merchants Corp.	4,216
395	First Midwest Bancorp, Inc.	9,591
1,551	FNB Corp.	23,172
1,725	Fulton Financial Corp.	31,395
378	Glacier Bancorp, Inc.	13,430
551	Great Western Bancorp, Inc.	23,555
363	Hancock Holding Co.	16,644
812	Home BancShares, Inc.	21,875
231	IBERIABANK Corp.	18,977
429	Independent Bank Corp.	26,748
2,452	Investors Bancorp, Inc.	35,186
551	MB Financial, Inc.	24,536
161	NBT Bancorp, Inc.	6,559
336	OFG Bancorp (Puerto Rico)	4,452
1,164	Old National Bancorp	20,661
345	Pinnacle Financial Partners, Inc.	23,063
374	PrivateBancorp, Inc.	20,443
202	Prosperity Bancshares, Inc.	14,671
176	Renasant Corp.	7,005
255	Republic Bancorp, Inc., Class A	8,836
281	S&T Bancorp, Inc.	10,571
105	Sandy Spring Bancorp, Inc.	4,302
1,064	Sterling Bancorp	25,376
667	Trustmark Corp.	22,425
269	UMB Financial Corp.	20,751
1,036	Umpqua Holdings Corp.	18,969
471	United Bankshares, Inc.	21,101
845	United Community Banks, Inc.	23,770
2,394	Valley National Bancorp	28,991
3,380	Webster Financial Corp.	177,518
226	WesBanco, Inc.	9,379
259	Westamerica Bancorporation	14,698
250	Wintrust Financial Corp.	17,900

		960,934

	Capital Markets — 0.2%
2,161	BGC Partners, Inc., Class A	23,922
317	Evercore Partners, Inc., Class A	24,552
114	Financial Engines, Inc.	4,395

		52,869

	Consumer Finance — 0.2%
420	Encore Capital Group, Inc. (a)	12,999
336	EZCORP, Inc., Class A (a)	3,326
324	FirstCash, Inc.	13,835
282	PRA Group, Inc. (a)	11,223
124	World Acceptance Corp. (a)	6,085

		47,468

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 1.1%
90	Baldwin & Lyons, Inc., Class B	2,160
998	CNO Financial Group, Inc.	18,872
126	Crawford & Co., Class B	1,527
554	Employers Holdings, Inc.	20,193
271	FBL Financial Group, Inc., Class A	18,916
447	Horace Mann Educators Corp.	18,483
375	Infinity Property & Casualty Corp.	32,569
38	National Western Life Group, Inc., Class A	11,140
500	Navigators Group, Inc. (The)	28,075
334	Primerica, Inc.	25,200
342	RLI Corp.	20,322
252	Safety Insurance Group, Inc.	18,068
1,064	Selective Insurance Group, Inc.	44,369
483	State Auto Financial Corp.	12,201
395	Stewart Information Services Corp.	17,254

		289,349

	Mortgage Real Estate Investment Trusts (REITs) — 0.5%
552	AG Mortgage Investment Trust, Inc.	9,671
988	ARMOUR Residential, Inc.	20,768
3,423	Capstead Mortgage Corp.	36,523
3,243	CYS Investments, Inc.	24,549
2,653	New York Mortgage Trust, Inc.	17,006
940	Redwood Trust, Inc.	14,570
1,299	Western Asset Mortgage Capital Corp.	13,107

		136,194

	Thrifts & Mortgage Finance — 0.9%
1,069	Astoria Financial Corp.	20,215
565	BofI Holding, Inc. (a)	16,667
1,655	Capitol Federal Financial, Inc.	25,570
1,116	Dime Community Bancshares, Inc.	23,882
1,368	Kearny Financial Corp.	20,862
1,715	MGIC Investment Corp. (a)	18,265
1,279	Northwest Bancshares, Inc.	21,833
1,073	OceanFirst Financial Corp.	30,484
990	Oritani Financial Corp.	17,176
722	PHH Corp. (a)	10,527
1,121	TrustCo Bank Corp. NY	9,416
861	Washington Federal, Inc.	28,284

		243,181

	Total Financials	1,729,995

	Health Care — 10.7%
	Biotechnology — 1.5%
1,911	Achillion Pharmaceuticals, Inc. (a)	7,969
784	Acorda Therapeutics, Inc. (a)	16,072
265	AMAG Pharmaceuticals, Inc. (a)	6,386
1,701	Arena Pharmaceuticals, Inc. (a)	2,620
1,799	ARIAD Pharmaceuticals, Inc. (a)	42,852
399	Chimerix, Inc. (a)	2,171
357	Dynavax Technologies Corp. (a)	1,464
662	Emergent BioSolutions, Inc. (a)	20,039
498	Enanta Pharmaceuticals, Inc. (a)	16,496
1,462	Exelixis, Inc. (a)	26,491
334	Five Prime Therapeutics, Inc. (a)	15,301
376	Genomic Health, Inc. (a)	10,332
917	Halozyme Therapeutics, Inc. (a)	10,591
525	ImmunoGen, Inc. (a)	1,229
546	Infinity Pharmaceuticals, Inc. (a)	1,130
1,901	Inovio Pharmaceuticals, Inc. (a)	12,547

SHARES	SECURITY DESCRIPTION	VALUE($)
	Biotechnology — continued
567	Insys Therapeutics, Inc. (a)	5,806
1,449	Ironwood Pharmaceuticals, Inc., Class A (a)	20,837
1,154	Keryx Biopharmaceuticals, Inc. (a)	5,758
1,192	Lexicon Pharmaceuticals, Inc. (a)	17,081
170	Ligand Pharmaceuticals, Inc. (a)	18,022
1,071	MannKind Corp. (a)	754
1,508	Merrimack Pharmaceuticals, Inc. (a)	4,690
1,748	MiMedx Group, Inc. (a)	14,124
811	Momenta Pharmaceuticals, Inc. (a)	15,328
784	Myriad Genetics, Inc. (a)	12,685
441	NewLink Genetics Corp. (a)	5,367
1,281	Novavax, Inc. (a)	1,678
319	Ophthotech Corp. (a)	1,518
4,147	PDL BioPharma, Inc.	9,123
439	Portola Pharmaceuticals, Inc. (a)	11,963
896	Repligen Corp. (a)	26,916
985	Retrophin, Inc. (a)	19,326
1,386	Sangamo Therapeutics, Inc. (a)	4,851
1,670	Spectrum Pharmaceuticals, Inc. (a)	7,782
1,263	Vanda Pharmaceuticals, Inc. (a)	17,871

		415,170

	Health Care Equipment & Supplies — 4.8%
666	Abaxis, Inc.	33,936
1,885	Accuray, Inc. (a)	10,839
482	Analogic Corp.	37,427
470	Anika Therapeutics, Inc. (a)	23,754
256	Cantel Medical Corp.	19,817
1,207	CONMED Corp.	53,820
536	Cynosure, Inc., Class A (a)	28,622
576	Glaukos Corp. (a)	23,743
926	Globus Medical, Inc., Class A (a)	24,409
1,332	Haemonetics Corp. (a)	53,093
882	Halyard Health, Inc. (a)	33,931
746	ICU Medical, Inc. (a)	102,277
332	Inogen, Inc. (a)	21,371
552	Insulet Corp. (a)	22,963
749	Integer Holdings Corp. (a)	24,268
2,249	Integra LifeSciences Holdings Corp. (a)	93,851
2,092	Invacare Corp.	24,058
1,757	Masimo Corp. (a)	129,280
1,367	Meridian Bioscience, Inc.	17,908
1,321	Merit Medical Systems, Inc. (a)	33,553
1,634	Natus Medical, Inc. (a)	63,808
313	Neogen Corp. (a)	20,671
288	Nevro Corp. (a)	25,062
630	NuVasive, Inc. (a)	44,585
627	NxStage Medical, Inc. (a)	16,866
425	Orthofix International NV (Curaçao) (a)	15,274
305	Penumbra, Inc. (a)	21,823
1,262	Quidel Corp. (a)	23,953
970	Spectranetics Corp. (The) (a)	25,074
919	Surmodics, Inc. (a)	22,240
2,066	West Pharmaceutical Services, Inc.	174,846
1,058	Wright Medical Group NV (Netherlands) (a)	26,640
624	Zeltiq Aesthetics, Inc. (a)	27,668

		1,321,430

	Health Care Providers & Services — 2.5%
4,957	Air Methods Corp. (a)	176,965
409	Almost Family, Inc. (a)	19,325
301	Amedisys, Inc. (a)	13,792
553	AMN Healthcare Services, Inc. (a)	19,825

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
441	BioScrip, Inc. (a)	604
282	BioTelemetry, Inc. (a)	6,500
321	Chemed Corp.	53,315
504	Diplomat Pharmacy, Inc. (a)	6,925
1,096	Genesis Healthcare, Inc., Class A (a)	4,505
1,013	HealthSouth Corp.	39,325
1,240	Kindred Healthcare, Inc.	8,246
259	Landauer, Inc.	13,300
494	LHC Group, Inc. (a)	24,764
736	Magellan Health, Inc. (a)	55,163
351	Molina Healthcare, Inc. (a)	19,909
1,410	Owens & Minor, Inc.	50,591
1,976	PharMerica Corp. (a)	49,005
1,396	Select Medical Holdings Corp. (a)	17,380
470	Surgical Care Affiliates, Inc. (a)	26,555
601	Team Health Holdings, Inc. (a)	26,119
1,802	Tivity Health, Inc. (a)	46,221
1,029	Universal American Corp. (a)	10,228

		688,562

	Health Care Technology — 0.5%
365	Computer Programs & Systems, Inc.	8,249
994	HMS Holdings Corp. (a)	18,051
511	Medidata Solutions, Inc. (a)	25,315
1,913	Omnicell, Inc. (a)	68,677
649	Quality Systems, Inc. (a)	9,741

		130,033

	Life Sciences Tools & Services — 0.7%
2,439	Albany Molecular Research, Inc. (a)	44,878
741	Cambrex Corp. (a)	38,865
352	Fluidigm Corp. (a)	2,228
446	INC Research Holdings, Inc., Class A (a)	23,638
1,604	Luminex Corp. (a)	32,433
463	PAREXEL International Corp. (a)	32,822
437	PRA Health Sciences, Inc. (a)	25,604

		200,468

	Pharmaceuticals — 0.7%
311	ANI Pharmaceuticals, Inc. (a)	18,800
103	Aralez Pharmaceuticals, Inc. (Canada) (a)	434
918	Catalent, Inc. (a)	24,566
504	Cempra, Inc. (a)	1,588
523	Depomed, Inc. (a)	9,461
606	Impax Laboratories, Inc. (a)	7,969
452	Lannett Co., Inc. (a)	9,108
446	Medicines Co. (The) (a)	16,078
1,071	Nektar Therapeutics, Class A (a)	12,970
185	Pacira Pharmaceuticals, Inc. (a)	7,113
986	Prestige Brands Holdings, Inc. (a)	52,021
949	Supernus Pharmaceuticals, Inc. (a)	25,670

		185,778

	Total Health Care	2,941,441

	Industrials — 14.5%
	Aerospace & Defense — 0.9%
511	AAR Corp.	16,347
1,232	Aerojet Rocketdyne Holdings, Inc. (a)	22,312
350	Aerovironment, Inc. (a)	9,166
340	Cubic Corp.	16,167
346	Curtiss-Wright Corp.	33,929
557	DigitalGlobe, Inc. (a)	15,624
280	HEICO Corp.	21,546
118	Mercury Systems, Inc. (a)	3,979

SHARES	SECURITY DESCRIPTION	VALUE($)
	Aerospace & Defense — continued
630	Moog, Inc., Class A (a)	41,498
265	National Presto Industries, Inc.	28,196
235	Teledyne Technologies, Inc. (a)	28,874

		237,638

	Air Freight & Logistics — 0.2%
314	Atlas Air Worldwide Holdings, Inc. (a)	16,564
460	Forward Air Corp.	22,167
520	Hub Group, Inc., Class A (a)	23,062

		61,793

	Airlines — 0.3%
154	Allegiant Travel Co., Class A	26,488
561	Hawaiian Holdings, Inc. (a)	28,583
808	SkyWest, Inc.	28,603

		83,674

	Building Products — 1.0%
670	Advanced Drainage Systems, Inc.	16,147
527	American Woodmark Corp. (a)	37,522
728	Apogee Enterprises, Inc.	41,554
392	Gibraltar Industries, Inc. (a)	17,209
932	Griffon Corp.	23,719
115	NCI Building Systems, Inc. (a)	1,840
273	Patrick Industries, Inc. (a)	22,318
799	Quanex Building Products Corp.	15,780
582	Simpson Manufacturing Co., Inc.	25,329
275	Trex Co., Inc. (a)	18,626
450	Universal Forest Products, Inc.	45,770

		265,814

	Commercial Services & Supplies — 4.3%
784	ABM Industries, Inc.	31,666
5,582	ACCO Brands Corp. (a)	71,170
412	Brady Corp., Class A	14,976
683	Brink’s Co. (The)	30,394
252	CompX International, Inc.	3,679
372	Deluxe Corp.	27,100
446	Essendant, Inc.	9,317
1,110	G&K Services, Inc., Class A	106,627
2,423	Healthcare Services Group, Inc.	96,314
2,515	Herman Miller, Inc.	78,468
1,848	HNI Corp.	93,158
5,860	Interface, Inc., Class A	106,652
829	Kimball International, Inc., Class B	13,869
2,581	Knoll, Inc.	67,390
686	Matthews International Corp., Class A	46,271
449	McGrath RentCorp	17,188
114	Mobile Mini, Inc.	3,711
386	MSA Safety, Inc.	27,541
282	Multi-Color Corp.	21,770
3,885	Rollins, Inc.	136,985
3,662	Steelcase, Inc., Class A	61,522
335	Team, Inc. (a)	11,256
772	Tetra Tech, Inc.	33,736
501	TRC Co., Inc. (a)	4,659
360	UniFirst Corp.	46,044
339	Viad Corp.	14,865
775	Virco Manufacturing Corp. (a)	3,410

		1,179,738

	Construction & Engineering — 0.6%
603	Aegion Corp., Class A (a)	14,026
293	Argan, Inc.	21,609

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction & Engineering — continued
867	Comfort Systems USA, Inc.	29,348
265	Dycom Industries, Inc. (a)	21,375
435	EMCOR Group, Inc.	30,315
213	Granite Construction, Inc.	11,955
567	MasTec, Inc. (a)	21,121
583	Tutor Perini Corp. (a)	17,373

		167,122

	Electrical Equipment — 0.4%
650	AZZ, Inc.	38,708
472	Encore Wire Corp.	19,942
362	EnerSys	28,218
336	Generac Holdings, Inc. (a)	13,527
1,097	LSI Industries, Inc.	10,443
242	Vicor Corp. (a)	3,703

		114,541

	Machinery — 3.5%
501	Actuant Corp., Class A	13,101
629	Albany International Corp., Class A	29,846
210	Astec Industries, Inc.	14,696
444	Barnes Group, Inc.	21,370
4,587	Briggs & Stratton Corp.	99,354
924	Chart Industries Inc. (a)	35,842
262	CIRCOR International, Inc.	16,317
359	CLARCOR, Inc.	29,729
1,244	Columbus McKinnon Corp.	34,198
423	EnPro Industries, Inc.	28,726
291	ESCO Technologies, Inc.	16,936
596	Federal Signal Corp.	9,262
561	Franklin Electric Co., Inc.	22,636
259	Greenbrier Co., Inc. (The)	11,331
1,550	Hillenbrand, Inc.	56,652
317	John Bean Technologies Corp.	27,373
194	LB Foster Co., Class A	2,910
126	Lindsay Corp.	9,493
313	LS Starrett Co. (The), Class A	3,443
3,005	Manitowoc Co., Inc. (The) (a)	20,524
599	Meritor, Inc. (a)	8,644
1,128	Middleby Corp. (The) (a)	151,355
818	Mueller Industries, Inc.	32,933
1,939	Mueller Water Products, Inc., Class A	26,099
252	Proto Labs, Inc. (a)	13,230
366	RBC Bearings, Inc. (a)	33,903
917	Rexnord Corp. (a)	20,257
204	Standex International Corp.	17,789
361	Tennant Co.	24,999
2,741	Titan International, Inc.	36,428
585	TriMas Corp. (a)	12,460
1,227	Wabash National Corp.	21,657
460	Watts Water Technologies, Inc., Class A	30,360
343	Woodward, Inc.	23,886

		957,739

	Marine — 0.1%
447	Matson, Inc.	15,940

	Professional Services — 0.9%
210	Acacia Research Corp. (a)	1,229
42	Advisory Board Co. (The) (a)	1,911
39	CDI Corp. (a)	336
500	CEB, Inc.	38,225
419	CRA International, Inc.	13,923

SHARES	SECURITY DESCRIPTION	VALUE($)
	Professional Services — continued
466	FTI Consulting, Inc. (a)	19,637
210	Heidrick & Struggles International, Inc.	4,694
253	Huron Consulting Group, Inc. (a)	11,461
322	Insperity, Inc.	23,023
324	Kelly Services, Inc., Class A	7,254
854	Korn Ferry International	24,809
1,027	Navigant Consulting, Inc. (a)	25,367
462	On Assignment, Inc. (a)	20,919
490	Resources Connection, Inc.	8,183
765	TriNet Group, Inc. (a)	19,454
183	TrueBlue, Inc. (a)	4,529
409	WageWorks, Inc. (a)	29,509

		254,463

	Road & Rail — 1.2%
491	AMERCO	184,945
593	ArcBest Corp.	18,739
742	Covenant Transportation Group, Inc., Class A (a)	15,975
990	Heartland Express, Inc.	20,394
723	Knight Transportation, Inc.	24,148
364	Saia, Inc. (a)	17,490
585	Swift Transportation Co., Class A (a)	13,355
986	Werner Enterprises, Inc.	27,707

		322,753

	Trading Companies & Distributors — 1.1%
1,219	Aircastle Ltd. (Bermuda)	27,184
1,460	Applied Industrial Technologies, Inc.	88,257
912	Beacon Roofing Supply, Inc. (a)	39,918
171	DXP Enterprises, Inc. (a)	6,467
514	GATX Corp.	29,719
690	Kaman Corp.	34,866
259	Lawson Products, Inc. (a)	6,695
1,994	MRC Global, Inc. (a)	40,977
435	Textainer Group Holdings Ltd. (Bermuda)	6,264
892	Titan Machinery, Inc. (a)	12,319

		292,666

	Total Industrials	3,953,881

	Information Technology — 14.2%
	Communications Equipment — 1.8%
1,918	ADTRAN, Inc.	42,004
702	Applied Optoelectronics, Inc. (a)	21,593
189	Black Box Corp.	2,523
708	CalAmp Corp. (a)	10,634
940	Ciena Corp. (a)	22,880
872	Comtech Telecommunications Corp.	9,357
796	Finisar Corp. (a)	23,538
1,455	Harmonic, Inc. (a)	7,711
948	Infinera Corp. (a)	8,541
5,257	Inseego Corp. (a)	16,244
434	InterDigital, Inc.	40,536
811	Ixia (a)	15,774
909	Lumentum Holdings, Inc. (a)	34,497
433	NETGEAR, Inc. (a)	24,638
632	NetScout Systems, Inc. (a)	21,046
3,850	Oclaro, Inc. (a)	37,768
564	Plantronics, Inc.	31,911
522	Sonus Networks, Inc. (a)	3,330
442	Ubiquiti Networks, Inc. (a)	27,581
559	ViaSat, Inc. (a)	36,285

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Communications Equipment — continued
4,718	Viavi Solutions, Inc. (a)	42,226

		480,617

	Electronic Equipment, Instruments & Components — 2.4%
588	Agilysys, Inc. (a)	5,721
312	Anixter International, Inc. (a)	26,676
676	Badger Meter, Inc.	26,060
439	Benchmark Electronics, Inc. (a)	13,433
388	Coherent, Inc. (a)	61,199
189	CTS Corp.	4,063
1,005	Daktronics, Inc.	10,211
543	Fabrinet (Cayman Islands) (a)	22,877
709	II-VI, Inc. (a)	25,879
1,120	Insight Enterprises, Inc. (a)	41,586
920	InvenSense, Inc., Class A (a)	11,647
528	Itron, Inc. (a)	32,578
426	Littelfuse, Inc.	67,184
444	Methode Electronics, Inc.	18,670
809	MTS Systems Corp.	47,003
586	Park Electrochemical Corp.	10,741
554	PC Connection, Inc.	15,113
277	PCM, Inc. (a)	6,219
165	Plexus Corp. (a)	8,959
250	Rogers Corp. (a)	19,988
966	Sanmina Corp. (a)	37,626
531	ScanSource, Inc. (a)	21,001
355	SYNNEX Corp.	42,664
294	Systemax, Inc.	2,493
494	Tech Data Corp. (a)	42,267
798	TTM Technologies, Inc. (a)	11,834
1,875	Vishay Intertechnology, Inc.	31,125

		664,817

	Internet Software & Services — 1.2%
462	2U, Inc. (a)	15,726
701	Blucora, Inc. (a)	10,585
157	Cimpress NV (Netherlands) (a)	13,249
10,501	EarthLink Holdings Corp.	67,311
672	GrubHub, Inc. (a)	27,922
476	j2 Global, Inc.	39,894
310	Liquidity Services, Inc. (a)	3,023
1,331	LivePerson, Inc. (a)	9,716
397	LogMeIn, Inc.	42,916
1,183	RealNetworks, Inc. (a)	6,329
247	Shutterstock, Inc. (a)	13,289
133	Stamps.com, Inc. (a)	16,166
155	Travelzoo, Inc. (a)	1,418
1,423	Web.com Group, Inc. (a)	26,966
501	WebMD Health Corp., Class A (a)	24,995
1,076	XO Group, Inc. (a)	20,261

		339,766

	IT Services — 2.0%
1,415	Acxiom Corp. (a)	36,931
371	CACI International, Inc., Class A (a)	45,559
517	Cardtronics plc (United Kingdom) (a)	28,218
769	Computer Task Group, Inc.	3,507
1,266	Convergys Corp.	31,422
912	CSG Systems International, Inc.	44,141
284	EPAM Systems, Inc. (a)	18,278
865	EVERTEC, Inc. (Puerto Rico)	14,748
347	ExlService Holdings, Inc. (a)	15,945
337	Forrester Research, Inc.	13,749

SHARES	SECURITY DESCRIPTION	VALUE($)
	IT Services — continued
221	ManTech International Corp., Class A	8,606
2,414	MAXIMUS, Inc.	133,108
670	NeuStar, Inc., Class A (a)	22,244
781	Perficient, Inc. (a)	13,847
556	Science Applications International Corp.	45,269
277	Sykes Enterprises, Inc. (a)	7,737
766	Syntel, Inc.	16,132
709	TeleTech Holdings, Inc.	20,986
2,103	Travelport Worldwide Ltd. (Bermuda)	30,199
662	Unisys Corp. (a)	8,507

		559,133

	Semiconductors & Semiconductor Equipment — 3.1%
979	Advanced Energy Industries, Inc. (a)	57,604
2,267	Amkor Technology, Inc. (a)	21,332
1,465	Brooks Automation, Inc.	25,520
643	Cabot Microelectronics Corp.	43,409
545	CEVA Inc. (a)	19,266
363	Cirrus Logic, Inc. (a)	21,896
158	Cohu, Inc.	2,086
883	Diodes, Inc. (a)	21,978
210	DSP Group, Inc. (a)	2,278
1,804	Entegris, Inc. (a)	33,825
74	Exar Corp. (a)	758
713	Inphi Corp. (a)	32,670
934	Integrated Device Technology, Inc. (a)	23,527
1,613	Intersil Corp., Class A	36,180
3,137	Lattice Semiconductor Corp. (a)	22,555
1,199	MaxLinear, Inc., Class A (a)	30,670
625	Microsemi Corp. (a)	33,219
780	MKS Instruments, Inc.	51,402
595	Monolithic Power Systems, Inc.	51,908
1,159	Nanometrics, Inc. (a)	29,798
1,344	NeoPhotonics Corp. (a)	14,717
1,295	Photronics, Inc. (a)	14,892
469	Power Integrations, Inc.	33,299
1,817	Rambus, Inc. (a)	23,585
1,324	Semtech Corp. (a)	43,626
594	Silicon Laboratories, Inc. (a)	38,729
185	Synaptics, Inc. (a)	10,430
1,400	Tessera Holding Corp.	63,280
575	Ultratech, Inc. (a)	14,904
173	Veeco Instruments, Inc. (a)	4,455
1,489	Xcerra Corp. (a)	11,287

		835,085

	Software — 3.4%
3,224	8x8, Inc. (a)	51,100
2,722	ACI Worldwide, Inc. (a)	52,807
770	Aspen Technology, Inc. (a)	40,895
504	Barracuda Networks, Inc. (a)	11,839
776	Blackbaud, Inc.	50,913
456	BroadSoft, Inc. (a)	19,152
984	Callidus Software, Inc. (a)	18,155
764	CommVault Systems, Inc. (a)	37,512
690	Ebix, Inc.	38,295
316	Ellie Mae, Inc. (a)	26,146
420	Fair Isaac Corp.	51,786
674	Gigamon, Inc. (a)	22,343
481	Globant S.A. (Luxembourg) (a)	15,945
1,444	Manhattan Associates, Inc. (a)	74,019
1,313	Mentor Graphics Corp.	48,463
227	MicroStrategy, Inc., Class A (a)	45,695

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
489	Paycom Software, Inc. (a)	22,611
1,118	Pegasystems, Inc.	43,378
1,476	Progress Software Corp.	41,358
375	Qualys, Inc. (a)	13,462
588	RealPage, Inc. (a)	17,993
1,228	RingCentral, Inc., Class A (a)	28,674
987	Rosetta Stone, Inc. (a)	8,686
461	Synchronoss Technologies, Inc. (a)	17,758
1,113	TiVo Corp. (a)	21,036
634	Tyler Technologies, Inc. (a)	92,577
910	VASCO Data Security International, Inc. (a)	13,832

		926,430

	Technology Hardware, Storage & Peripherals — 0.3%
659	Cray, Inc. (a)	11,302
935	Diebold, Inc.	25,432
593	Electronics For Imaging, Inc. (a)	26,650
674	Super Micro Computer, Inc. (a)	17,827

		81,211

	Total Information Technology	3,887,059

	Materials — 6.5%
	Chemicals — 3.6%
1,837	A Schulman, Inc.	63,376
523	American Vanguard Corp.	8,996
761	Balchem, Corp.	64,868
1,081	Calgon Carbon Corp.	17,134
743	Chemours Co. (The)	19,630
1,280	Chemtura Corp. (a)	42,368
1,256	Ferro Corp. (a)	17,760
52	Flotek Industries, Inc. (a)	550
966	GCP Applied Technologies, Inc. (a)	26,034
1,626	HB Fuller Co.	80,276
485	Innophos Holdings, Inc.	23,590
794	Innospec, Inc.	56,652
400	Koppers Holdings, Inc. (a)	16,180
564	Kraton Corp. (a)	15,149
504	LSB Industries, Inc. (a)	4,289
2,071	Minerals Technologies, Inc.	165,991
1,118	Olin Corp.	29,303
1,171	PolyOne Corp.	39,943
1,457	Rayonier Advanced Materials, Inc.	19,771
2,147	Sensient Technologies Corp.	164,782
578	Stepan Co.	45,147
572	Tredegar Corp.	12,727
719	Trinseo S.A. (Luxembourg)	46,555
1,152	Tronox Ltd., Class A (Australia)	14,423

		995,494

	Construction Materials — 0.2%
958	Headwaters, Inc. (a)	22,197
294	US Concrete, Inc. (a)	19,257

		41,454

	Containers & Packaging — 0.3%
599	Berry Plastics Group, Inc. (a)	30,567
543	Greif, Inc., Class A	31,266
533	Myers Industries, Inc.	7,355

		69,188

	Metals & Mining — 1.5%
2,237	AK Steel Holding Corp. (a)	18,075
1,327	Allegheny Technologies, Inc.	28,836
779	Carpenter Technology Corp.	31,176

SHARES	SECURITY DESCRIPTION	VALUE($)
	Metals & Mining — continued
1,280	Century Aluminum Co. (a)	19,712
1,009	Coeur Mining, Inc. (a)	11,755
2,033	Commercial Metals Co.	41,534
1,118	Ferroglobe plc (United Kingdom)	11,750
416	Ferroglobe Representation & Warranty Insurance Trust (a)	—
664	Haynes International, Inc.	27,297
6,195	Hecla Mining Co.	39,896
792	Kaiser Aluminum Corp.	62,140
345	Materion Corp.	13,558
378	Olympic Steel, Inc.	8,505
2,121	Stillwater Mining Co. (a)	36,057
1,738	SunCoke Energy, Inc. (a)	15,329
900	Worthington Industries, Inc.	43,011

		408,631

	Paper & Forest Products — 0.9%
649	Boise Cascade Co. (a)	16,095
564	Clearwater Paper Corp. (a)	35,476
291	Deltic Timber Corp.	22,107
1,217	KapStone Paper and Packaging Corp.	29,184
2,151	PH Glatfelter Co.	52,506
1,988	Schweitzer-Mauduit International, Inc.	88,128

		243,496

	Total Materials	1,758,263

	Real Estate — 2.9%
	Equity Real Estate Investment Trusts (REITs) — 2.8%
707	Acadia Realty Trust	22,511
730	American Assets Trust, Inc.	31,339
115	Chesapeake Lodging Trust	2,944
588	Colony Starwood Homes	18,493
330	CoreSite Realty Corp.	28,423
1,516	Cousins Properties, Inc.	12,886
839	DiamondRock Hospitality Co.	9,455
691	DuPont Fabros Technology, Inc.	32,809
211	EastGroup Properties, Inc.	14,932
467	Education Realty Trust, Inc.	18,778
926	First Industrial Realty Trust, Inc.	23,937
980	Franklin Street Properties Corp.	12,495
429	GEO Group, Inc. (The)	17,812
556	Government Properties Income Trust	10,708
746	Gramercy Property Trust	19,650
979	Healthcare Realty Trust, Inc.	29,576
879	Kite Realty Group Trust	21,114
496	Lexington Realty Trust	5,317
1,173	LTC Properties, Inc.	54,744
869	Mack-Cali Realty Corp.	24,349
1,357	Medical Properties Trust, Inc.	17,302
2,121	Monogram Residential Trust, Inc.	21,571
326	National Health Investors, Inc.	24,121
189	Parkway, Inc. (a)	4,024
452	Pennsylvania Real Estate Investment Trust	8,095
1,103	Physicians Realty Trust	20,461
206	Potlatch Corp.	8,487
267	PS Business Parks, Inc.	29,915
410	QTS Realty Trust, Inc., Class A	20,660
907	Ramco-Gershenson Properties Trust	14,748
1,073	Retail Opportunity Investments Corp.	22,748
871	Rexford Industrial Realty, Inc.	19,780
480	Ryman Hospitality Properties, Inc.	29,366

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
733	Sabra Health Care Real Estate Investment Trust, Inc.	18,618
257	Saul Centers, Inc.	16,317
628	Select Income Real Estate Investment Trust	15,706
746	STAG Industrial, Inc.	17,262
544	Sunstone Hotel Investors, Inc.	8,008
815	Urban Edge Properties	22,795
625	Washington Real Estate Investment Trust	19,656

		771,912

	Real Estate Management & Development — 0.1%
657	Kennedy-Wilson Holdings, Inc.	13,436

	Total Real Estate	785,348

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
2,015	Alaska Communications Systems Group, Inc. (a)	3,365
982	Cogent Communications Holdings, Inc.	41,048
1,711	IDT Corp., Class B	32,851
501	Inteliquent, Inc.	11,473
11,718	Iridium Communications, Inc. (a)	118,352
26,245	Vonage Holdings Corp. (a)	186,077
9,154	Windstream Holdings, Inc.	73,964

		467,130

	Total Telecommunication Services	467,130

	Utilities — 10.7%
	Electric Utilities — 3.5%
2,691	ALLETE, Inc.	175,857
3,298	El Paso Electric Co.	151,378
2,114	IDACORP, Inc.	169,162
1,075	MGE Energy, Inc.	68,424
1,690	Otter Tail Corp.	63,966
4,698	PNM Resources, Inc.	161,611
3,942	Portland General Electric Co.	171,911

		962,309

	Gas Utilities — 4.1%
4,331	New Jersey Resources Corp.	163,279
1,658	Northwest Natural Gas Co.	97,656
2,379	ONE Gas, Inc.	153,731
5,386	South Jersey Industries, Inc.	177,738
2,262	Southwest Gas Holdings, Inc.	182,250
2,289	Spire, Inc.	148,785
2,311	WGL Holdings, Inc.	189,363

		1,112,802

	Independent Power and Renewable Electricity Producers — 0.3%
712	NRG Yield, Inc., Class A	11,570
377	Ormat Technologies, Inc.	20,245
2,192	Pattern Energy Group, Inc., Class A	43,270

		75,085

	Multi-Utilities — 1.7%
3,967	Avista Corp.	153,285
2,677	Black Hills Corp.	167,446
2,526	NorthWestern Corp.	144,260

		464,991

SHARES	SECURITY DESCRIPTION	VALUE($)
	Water Utilities — 1.1%
2,460	American States Water Co.	107,699
4,772	California Water Service Group	164,634
760	SJW Group	38,076

		310,409

	Total Utilities	2,925,596

	Total Common Stocks (Cost $26,439,581)	27,222,799

NUMBER OF RIGHTS
Rights — 0.0%
1,533	Media General, Inc. (a)	—

	Total Rights (Cost $–)	—

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
101,675	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.430% (c) (d) (Cost $101,675)	101,675

	Total Investments — 100.0% (Cost $26,541,256)	27,324,474
	Other Assets in Excess of Liabilities — 0.0% (b)	8,635

	NET ASSETS — 100.0%	$27,333,109

Percentages indicated are based on net assets.

Notes to Schedule of Portfolio Investments:

REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Amount rounds to less than 0.05%.
(c)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		The rate shown is the yield as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,374,781
Aggregate gross unrealized depreciation	(591,563)

Net unrealized appreciation/depreciation	$783,218

Federal income tax cost of investments	$26,541,256

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (concluded)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets postclosing, but prior to the time the NAVs are calculated.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,593,180	$—	$—	$5,593,180
Consumer Staples	2,432,173	—	—	2,432,173
Energy	748,733	—	—	748,733
Financials	1,729,995	—	—	1,729,995
Health Care	2,941,441	—	—	2,941,441
Industrials	3,953,881	—	—	3,953,881
Information Technology	3,887,059	—	—	3,887,059
Materials	1,758,263	—	—	1,758,263
Real Estate	785,348	—	—	785,348
Telecommunication Services	467,130	—	—	467,130
Utilities	2,925,596	—	—	2,925,596

Total Common Stocks	27,222,799	—	—	27,222,799

Rights	—	—	—	—

Short-Term Investment	101,675	—	—	101,675

Total Investments in Securities	$27,324,474	$—	$—	$27,324,474

There were no transfers among any levels during the period ended January 31, 2017.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 57.1%
	Consumer Discretionary — 11.3%
	Auto Components — 0.7%
1,131	Cooper-Standard Holdings, Inc. (a)	119,072
5,946	Gentex Corp.	124,212
858	Lear Corp.	121,913

		365,197

	Automobiles — 0.2%
1,157	Thor Industries, Inc.	119,749

	Distributors — 0.2%
1,022	Genuine Parts Co.	98,940

	Diversified Consumer Services — 0.8%
14,277	LifeLock, Inc. (a)	342,077
2,000	Sotheby’s (a)	79,420

		421,497

	Hotels, Restaurants & Leisure — 1.5%
4,500	Bloomin’ Brands, Inc.	76,995
1,700	Brinker International, Inc.	75,650
1,606	Darden Restaurants, Inc.	117,688
7,600	La Quinta Holdings, Inc. (a)	107,388
700	McDonald’s Corp.	85,799
5,700	Pinnacle Entertainment, Inc. (a)	87,780
1,800	SeaWorld Entertainment, Inc. (a)	32,598
1,486	Wyndham Worldwide Corp.	117,483
1,300	Yum! Brands, Inc.	85,189

		786,570

	Household Durables — 1.0%
4,845	Harman International Industries, Inc.	538,570

	Internet & Catalog Retail — 0.1%
1,622	Blue Nile, Inc.	66,032

	Leisure Products — 0.4%
5,565	American Outdoor Brands Corp. (a)	118,534
2,293	Sturm Ruger & Co., Inc.	120,956

		239,490

	Media — 2.6%
3,108	CBS Corp. (Non-Voting), Class B	200,435
1,534	Comcast Corp., Class A	115,694
7,192	Discovery Communications, Inc., Class C (a)	199,290
4,441	Interpublic Group of Cos., Inc. (The)	104,497
2,300	Liberty Global plc, Class A (United Kingdom) (a)	83,904
2,046	Meredith Corp.	125,420
1,217	Omnicom Group, Inc.	104,236
2,500	Sinclair Broadcast Group, Inc., Class A	84,375
5,000	TEGNA, Inc.	114,550
1,258	Time Warner, Inc.	121,837

SHARES	SECURITY DESCRIPTION	VALUE($)
	Media — continued
7,728	Time, Inc.	148,764

		1,403,002

	Multiline Retail — 0.5%
3,729	Big Lots, Inc.	186,450
1,471	Target Corp.	94,850

		281,300

	Specialty Retail — 2.7%
8,729	Cabela’s, Inc. (a)	487,864
1,078	Children’s Place, Inc. (The)	104,566
9,986	CST Brands, Inc.	481,126
2,260	Dick’s Sporting Goods, Inc.	116,616
4,400	Francesca’s Holdings Corp. (a)	76,736
1,405	Lowe’s Cos., Inc.	102,677
1,000	Signet Jewelers Ltd. (Bermuda)	77,670

		1,447,255

	Textiles, Apparel & Luxury Goods — 0.6%
4,643	Michael Kors Holdings Ltd. (British Virgin Islands) (a)	198,767
1,272	PVH Corp.	119,326

		318,093

	Total Consumer Discretionary	6,085,695

Consumer Staples — 5.1%
	Beverages — 0.4%
1,143	Dr. Pepper Snapple Group, Inc.	104,242
943	PepsiCo, Inc.	97,864

		202,106

	Food & Staples Retailing — 1.4%
2,715	Andersons, Inc. (The)	102,491
58,494	Rite Aid Corp. (a)	328,736
2,853	SpartanNash Co.	108,015
2,044	Sysco Corp.	107,228
1,464	Wal-Mart Stores, Inc.	97,708

		744,178

	Food Products — 2.9%
2,445	Archer-Daniels-Midland Co.	108,216
1,821	Campbell Soup Co.	113,321
1,605	General Mills, Inc.	100,280
957	Ingredion, Inc.	122,678
918	JM Smucker Co. (The)	124,710
4,612	Lamb Weston Holdings, Inc.	172,304
1,384	Sanderson Farms, Inc.	125,944
1,918	Tyson Foods, Inc., Class A	120,431
9,795	WhiteWave Foods Co. (The), Class A (a)	539,313

		1,527,197

	Household Products — 0.2%
1,415	Procter & Gamble Co. (The)	123,954

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Tobacco — 0.2%
1,603	Altria Group, Inc.	114,102

	Total Consumer Staples	2,711,537

	Energy — 1.3%
	Energy Equipment & Services — 0.6%
7,840	Archrock, Inc.	114,464
700	Basic Energy Services, Inc. (a)	28,609
1,438	Helmerich & Payne, Inc.	102,328
1,225	Schlumberger Ltd. (Curacao)	102,545

		347,946

	Oil, Gas & Consumable Fuels — 0.7%
2,548	Devon Energy Corp.	116,036
1,154	Exxon Mobil Corp.	96,809
1,400	Halcon Resources Corp. (a)	11,816
600	SandRidge Energy, Inc. (a)	12,306
1,855	Valero Energy Corp.	121,985

		358,952

	Total Energy	706,898

	Financials — 4.9%
	Banks — 0.4%
2,800	CIT Group, Inc.	115,332
9,034	OFG Bancorp (Puerto Rico)	119,700

		235,032

	Capital Markets — 0.3%
1,200	Piper Jaffray Cos. (a)	84,600
700	Virtus Investment Partners, Inc.	76,300

		160,900

	Consumer Finance — 0.7%
900	Capital One Financial Corp.	78,651
11,986	Navient Corp.	180,269
2,087	Nelnet, Inc., Class A	102,326

		361,246

	Insurance — 2.8%
1,200	American International Group, Inc.	77,112
875	American National Insurance Co.	102,016
900	Assurant, Inc.	87,417
40,805	Delta Lloyd NV (Netherlands)	234,931
3,902	Endurance Specialty Holdings Ltd. (Bermuda)	361,676
517	Everest Re Group Ltd. (Bermuda)	113,704
2,100	MetLife, Inc.	114,261
1,982	Principal Financial Group, Inc.	113,152
600	Stewart Information Services Corp.	26,208
2,771	Unum Group	125,887
100	White Mountains Insurance Group Ltd. (Bermuda)	90,976
2,200	XL Group Ltd. (Bermuda)	82,654

		1,529,994

	Thrifts & Mortgage Finance — 0.7%
9,906	EverBank Financial Corp.	192,474

SHARES	SECURITY DESCRIPTION	VALUE($)
	Thrifts & Mortgage Finance — continued
5,500	Kearny Financial Corp.	83,875
4,200	Nationstar Mortgage Holdings, Inc. (a)	76,188

		352,537

	Total Financials	2,639,709

	Health Care — 7.7%
	Biotechnology — 1.0%
59	AquaBounty Technologies, Inc.	814
22,602	ARIAD Pharmaceuticals, Inc. (a)	538,380

		539,194

	Health Care Equipment & Supplies — 0.8%
457	C.R. Bard, Inc.	108,460
706	Teleflex, Inc.	118,417
922	Varex Imaging Corp. (a)	26,507
1,305	Varian Medical Systems, Inc. (a)	101,333
1,508	Vascular Solutions Inc. (a)	84,373

		439,090

	Health Care Providers & Services — 4.0%
910	Aetna, Inc.	107,935
702	Chemed Corp.	116,595
1,447	Express Scripts Holding Co. (a)	99,669
1,400	LifePoint Health, Inc. (a)	83,090
2,572	Magellan Health, Inc. (a)	192,771
1,199	Quest Diagnostics, Inc.	110,212
12,699	Team Health Holdings, Inc. (a)	551,899
744	UnitedHealth Group, Inc.	120,602
1,050	Universal Health Services, Inc., Class B	118,262
5,919	VCA, Inc. (a)	536,261
836	WellCare Health Plans, Inc. (a)	121,672

		2,158,968

	Health Care Technology — 0.2%
7,500	Inovalon Holdings, Inc., Class A (a)	86,625

	Life Sciences Tools & Services — 0.4%
2,212	Agilent Technologies, Inc.	108,322
826	Thermo Fisher Scientific, Inc.	125,874

		234,196

	Pharmaceuticals — 1.3%
400	Allergan plc (Ireland)	87,556
336	Jazz Pharmaceuticals plc (Ireland) (a)	40,965
1,065	Johnson & Johnson	120,611
1,965	Merck & Co., Inc.	121,811
3,819	Pfizer, Inc.	121,177
8,745	SciClone Pharmaceuticals, Inc. (a)	88,762
929	Taro Pharmaceutical Industries Ltd. (Israel) (a)	97,071

		677,953

	Total Health Care	4,136,026

	Industrials — 6.9%
	Aerospace & Defense — 1.8%
1,500	Arconic, Inc.	34,185

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Aerospace & Defense — continued
8,413	B/E Aerospace, Inc.	517,147
1,460	L3 Technologies, Inc.	231,687
1,400	Spirit AeroSystems Holdings, Inc., Class A	84,070
1,000	United Technologies Corp.	109,670

		976,759

	Airlines — 0.2%
1,100	United Continental Holdings, Inc. (a)	77,517

	Commercial Services & Supplies — 1.2%
9,434	ACCO Brands Corp. (a)	120,284
2,885	Brady Corp., Class A	104,870
1,584	Deluxe Corp.	115,394
1,968	G & K Services, Inc., Class A	189,046
3,979	Quad, Inc.	104,210

		633,804

	Construction & Engineering — 0.2%
1,990	Jacobs Engineering Group, Inc.	116,514

	Electrical Equipment — 0.2%
1,582	Eaton Corp. plc (Ireland)	111,974

	Machinery — 2.8%
3,414	CLARCOR, Inc.	282,713
792	Cummins, Inc.	116,432
862	Illinois Tool Works, Inc.	109,647
17,244	Joy Global, Inc.	484,901
1,846	Kadant, Inc.	113,714
6,000	Meritor, Inc. (a)	86,580
809	Parker-Hannifin Corp.	119,028
827	Stanley Black & Decker, Inc.	102,548
1,000	Terex Corp.	31,800
1,100	Trinity Industries, Inc.	30,294

		1,477,657

	Professional Services — 0.2%
700	Advisory Board Co. (The) (a)	31,850
900	ManpowerGroup, Inc.	85,914

		117,764

	Trading Companies & Distributors — 0.3%
1,800	AerCap Holdings NV (Netherlands) (a)	79,686
800	MSC Industrial Direct Co., Inc., Class A	81,720

		161,406

	Total Industrials	3,673,395

	Information Technology — 12.6%
	Communications Equipment — 1.8%
43,776	Brocade Communications Systems, Inc.	545,886
3,311	Cisco Systems, Inc.	101,714
860	F5 Networks, Inc. (a)	115,266
5,475	Ixia (a)	106,489
2,500	NetScout Systems, Inc. (a)	83,250

		952,605

SHARES	SECURITY DESCRIPTION	VALUE($)
	Electronic Equipment, Instruments & Components — 1.7%
1,578	Amphenol Corp., Class A	106,499
7,605	Corning, Inc.	201,457
7,328	Flextronics International Ltd. (Singapore) (a)	114,830
17,624	InvenSense, Inc., Class A (a)	223,120
2,880	Methode Electronics, Inc.	121,104
958	SYNNEX Corp.	115,132

		882,142

	Internet Software & Services — 0.5%
200	Alphabet, Inc., Class A (a)	164,038
128	Alphabet, Inc., Class C (a)	101,989
600	GrubHub, Inc. (a)	24,930

		290,957

	IT Services — 1.8%
842	Accenture plc, Class A (Ireland)	95,879
100	Alliance Data Systems Corp.	22,838
700	Blackhawk Network Holdings, Inc., Class A (a)	24,990
650	International Business Machines Corp.	113,438
2,915	ManTech International Corp., Class A	113,510
7,915	NeuStar, Inc., Class A (a)	262,778
2,136	Total System Services, Inc.	108,253
1,788	Vantiv, Inc., Class A (a)	111,285
5,014	Western Union Co. (The)	98,174

		951,145

	Semiconductors & Semiconductor Equipment — 4.2%
2,056	Advanced Energy Industries, Inc. (a)	120,975
3,585	Applied Materials, Inc.	122,786
300	Cabot Microelectronics Corp.	20,253
3,310	Intel Corp.	121,874
1,400	KLA-Tencor Corp.	119,154
6,847	Kulicke & Soffa Industries, Inc. (a)	120,370
1,022	Lam Research Corp.	117,387
17,132	Lattice Semiconductor Corp. (a)	123,179
7,567	Marvell Technology Group Ltd. (Bermuda)	112,521
2,658	Maxim Integrated Products, Inc.	118,228
1,710	Microchip Technology, Inc.	115,169
1,902	MKS Instruments, Inc.	125,342
4,945	NXP Semiconductors NV (Netherlands) (a)	483,868
1,888	Qorvo, Inc. (a)	121,229
1,500	Synaptics, Inc. (a)	84,570
2,707	Tessera Holding Corp.	122,356
1,474	Texas Instruments, Inc.	111,346

		2,260,607

	Software — 2.2%
1,500	Aspen Technology, Inc. (a)	79,665
3,110	CA Technologies, Inc.	97,250
1,198	Citrix Systems, Inc. (a)	109,246
500	Ebix, Inc.	27,750

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
14,683	Mentor Graphics Corp.	541,949
2,626	Oracle Corp.	105,329
800	Progress Software Corp.	22,416
1,679	Synopsys, Inc. (a)	105,592
1,115	VMware, Inc., Class A (a)	97,607

		1,186,804

	Technology Hardware, Storage & Peripherals — 0.4%
1,054	Apple, Inc.	127,903
4,600	Hewlett Packard Enterprise Co.	104,328

		232,231

	Total Information Technology	6,756,491

	Materials — 5.0%
	Chemicals — 3.3%
6,865	Chemtura Corp. (a)	227,231
1,888	Dow Chemical Co. (The)	112,581
1,581	Eastman Chemical Co.	122,528
6,200	Huntsman Corp.	126,418
1,250	LyondellBasell Industries N.V., Class A (Netherlands)	116,588
4,435	Monsanto Co.	480,355
1,300	Trinseo S.A. (Luxembourg)	84,175
4,484	Valspar Corp. (The)	496,244

		1,766,120

	Construction Materials — 0.4%
8,850	Headwaters, Inc. (a)	205,055

	Containers & Packaging — 0.5%
1,613	Avery Dennison Corp.	117,781
2,332	Multi Packaging Solutions International Ltd. (Bermuda) (a)	41,556
2,300	Sealed Air Corp.	111,550

		270,887

	Metals & Mining — 0.8%
1,767	Nucor Corp.	102,645
20,398	Stillwater Mining Co. (a)	346,766

		449,411

	Total Materials	2,691,473

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.3%
2,282	Inteliquent, Inc.	52,258
1,986	Verizon Communications, Inc.	97,334

		149,592

	Wireless Telecommunication Services — 0.2%
2,829	United States Cellular Corp. (a)	126,145

	Total Telecommunication Services	275,737

SHARES	SECURITY DESCRIPTION	VALUE($)
	Utilities — 1.8%
	Electric Utilities — 0.9%
1,701	Edison International, Inc.	123,969
1,678	Entergy Corp.	120,212
3,041	Exelon Corp.	109,111
3,291	OGE Energy Corp.	110,380

		463,672

	Gas Utilities — 0.7%
4,751	WGL Holdings, Inc.	389,297

	Multi-Utilities — 0.2%
4,471	CenterPoint Energy, Inc.	117,185

	Total Utilities	970,154

	Total Common Stocks (Cost $29,670,313)	30,647,115

Short-Term Investment — 38.5%
	Investment Company — 38.5%
20,644,368	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.430% (b) (c) ^^ (Cost $20,644,368)	20,644,368

	Total Investments — 95.6% (Cost $50,314,681)	51,291,483
	Other Assets in Excess of Liabilities — 4.4%	2,378,214

	NET ASSETS — 100.0%	$53,669,697

Percentages indicated are based on net assets.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Futures Contracts
				NOTIONAL VALUE	NET UNREALIZED
NUMBER OF		EXPIRATION	TRADING	AT JANUARY 31,	APPRECIATION
CONTRACTS	DESCRIPTION	DATE	CURRENCY	2017	(DEPRECIATION)
	Long Futures Outstanding
3	IBEX Index	02/17/17	EUR	303,664	481
8	CAC40 10 Euro	02/20/17	EUR	410,558	(7,671)
2	Natural Gas Futures^	02/25/17	USD	62,340	(4,125)
2	TOPIX Index	03/08/17	JPY	268,273	2,604
11	Euro Bobl	03/08/17	EUR	1,578,604	142
6	Cotton No. 2 Futures^	03/10/17	USD	224,820	10,363
8	LME Aluminum Futures^	03/13/17	USD	362,900	19,806
2	LME Nickel Futures^	03/13/17	USD	144,288	12,576
8	LME Zinc Futures^	03/13/17	USD	571,200	5,695
61	Australian Government Bond	03/15/17	AUD	5,935,275	3,584
3	Soybean Futures^	03/16/17	USD	153,675	(4,434)
1	DAX Index	03/16/17	EUR	313,998	4,930
2	S&P/MIB Index	03/16/17	EUR	201,000	(6,450)
3	SPI 200 Index	03/16/17	AUD	316,261	(2,512)
4	FTSE 100 Index	03/17/17	GBP	355,901	430
11	DJ Euro Stoxx	03/20/17	EUR	385,625	(3,545)
2	WTI Crude Oil Futures^	03/22/17	USD	105,620	975
43	10 Year U.S. Treasury Note	03/22/17	USD	5,352,156	(23,712)
4	Copper Futures^	03/29/17	USD	272,750	18,302
3	Natural Gas Futures^	03/30/17	USD	94,950	(4,418)
1	LME Zinc Futures^	04/19/17	USD	71,494	(234)
1	Feeder Cattle Futures^	04/27/17	USD	61,213	635
8	Live Cattle Futures^	04/28/17	USD	365,360	646
1	WTI Crude Oil Futures^	04/30/17	USD	53,420	(343)
1	Sugar No. 11 (World Markets) Futures^	05/15/17	USD	22,904	(2,971)
3	Feeder Cattle Futures^	05/25/17	USD	181,988	(1,196)
2	Gold Futures^	06/29/17	USD	242,900	4,935
3	Sugar No. 11 (World Markets) Futures^	06/30/17	USD	67,872	1,380
5	Live Cattle Futures^	06/30/17	USD	208,400	(1,485)
15	Sugar No. 11 (World Markets) Futures^	07/15/17	USD	343,728	3,955
3	Copper Futures^	09/29/17	USD	205,388	17,880

	Total Long Futures Outstanding				46,223

	Short Futures Outstanding
(31)	Euro Bond	03/09/17	EUR	(5,425,627)	(4,089)
(59)	10 Year Japanese Government Bond	03/10/17	JPY	(7,828,173)	23,164
1	LME Aluminum Futures^	03/13/17	USD	(45,363)	431
1	LME Nickel Futures^	03/13/17	USD	(59,568)	1,632
(2)	Corn Futures^	03/15/17	USD	(35,975)	119
(28)	3 Year Australian Government Bond	03/15/17	AUD	(2,374,257)	(2,978)
(8)	CBOT Wheat Futures^	03/16/17	USD	(168,300)	7,289
(1)	Euro Buxl	03/17/17	EUR	(180,493)	(627)
(30)	E-mini S&P 500	03/17/17	USD	(3,411,750)	(10,828)
(8)	Cocoa Futures^	03/17/17	USD	(168,240)	20,907
(3)	U.S. Long Treasury Bond	03/22/17	USD	(452,531)	712
(1)	Long Gilt 10 Year Bond	03/28/17	GBP	(155,829)	1,089
(1)	Feeder Cattle Futures^	03/29/17	USD	(61,387)	597
(12)	5 Year U.S. Treasury Note	03/30/17	USD	(1,414,406)	297
(5)	10 Year Canadian Government Bond	03/31/17	CAD	(528,108)	3,155
(1)	Silver Futures^	03/31/17	USD	(87,715)	(1,868)
(15)	Lean Hogs Futures^	04/17/17	USD	(415,500)	(21,364)
(9)	Cocoa Futures^	05/15/17	USD	(189,180)	2,204
(27)	CBOT Wheat Futures^	05/16/17	USD	(585,225)	(1,305)
(19)	Corn Futures^	05/16/17	USD	(348,650)	(2,394)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Futures Contracts (continued)
				NOTIONAL VALUE	NET UNREALIZED
NUMBER OF		EXPIRATION	TRADING	AT JANUARY 31,	APPRECIATION
CONTRACTS	DESCRIPTION	DATE	CURRENCY	2017	(DEPRECIATION)
(2)	Coffee Futures^	05/31/17	USD	(114,000)	(11,031)
(1)	WTI Crude Oil Futures^	05/31/17	USD	(53,940)	357
(6)	Lean Hogs Futures^	06/15/17	USD	(186,240)	862
(10)	CBOT Wheat Futures^	07/15/17	USD	(223,625)	(5,442)
(13)	Corn Futures^	07/15/17	USD	(242,937)	(4,263)
(1)	Coffee Futures^	07/20/17	USD	(57,881)	(5,497)

	Total Short Futures Outstanding				(8,871)

					37,352

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
962,158	AUD	The Toronto Dominion Bank - London	02/21/2017	722,959	729,357	6,398
1,226,769	BRL	Goldman Sachs (d)	02/21/2017	380,606	387,476	6,870
2,011,260	CAD	Deutsche Bank	02/21/2017	1,506,785	1,545,928	39,143
1,122,536,153	COP	Goldman Sachs (d)	02/21/2017	381,440	382,527	1,087
470,718	GBP	Merrill Lynch	02/21/2017	578,588	592,363	13,775
11,319,259	NOK	Merrill Lynch	02/21/2017	1,337,564	1,372,556	34,992
1,879,793	NZD	Merrill Lynch	02/21/2017	1,341,516	1,378,374	36,858
22,863,800	RUB	Merrill Lynch (d)	02/21/2017	380,081	379,323	(758)
1,382,496	TRY	Goldman Sachs	02/21/2017	358,015	364,430	6,415
5,530,573	ZAR	Royal Bank of Canada	02/21/2017	404,700	409,027	4,327

				7,392,254	7,541,361	149,107

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
602,254	AUD	The Toronto Dominion Bank - London	02/15/2017	451,397	456,596	(5,199)
2,674,994	CHF	The Toronto Dominion Bank - London	02/21/2017	2,656,728	2,705,866	(49,138)
1,322,419	EUR	Deutsche Bank	02/21/2017	1,408,393	1,428,585	(20,192)
218,266	EUR	Royal Bank of Canada	02/21/2017	232,368	235,789	(3,421)
116,084,618	HUF	Goldman Sachs	02/21/2017	400,297	404,460	(4,163)
1,503,623	ILS	Merrill Lynch	02/21/2017	394,809	399,070	(4,261)
21,131,151	JPY	Merrill Lynch	02/21/2017	187,187	187,248	(61)
452,664,912	KRW	Merrill Lynch (d)	02/21/2017	384,900	392,045	(7,145)
1,664,706	RON	Deutsche Bank	02/21/2017	393,967	399,862	(5,895)
19,404,189	SEK	Merrill Lynch	02/21/2017	2,172,478	2,220,216	(47,738)
13,511,944	THB	Deutsche Bank	02/21/2017	381,328	383,681	(2,353)

				9,063,852	9,213,418	(149,566)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Total Return Basket Swaps*
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE($)
Bank of America	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	3/16/2018	(290)
Bank of America	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	3/17/2018	32,148
UBS	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	9/12/2019	(33,797)
UBS	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	9/12/2019	(134,713)

Total			$(136,652)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
COP	—	Colombia Peso
DAX	—	German Stock Index
EUR	—	Euro
FTSE	—	Financial Times Stock Exchange
GBP	—	British Pound
HUF	—	Hungary Forint
IBEX	—	International Business Exchange
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
LME	—	London Metal Exchange
MIB	—	Italian Stock Exchange
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
RON	—	Romania New Leu
RUB	—	Russia Ruble
S&P	—	Standard & Poor’s
SEK	—	Swedish Krona
SPI	—	Share Price Index
TOPIX	—	Tokyo Stock Price Index
THB	—	Thai Baht
TRY	—	Turkey Lira
USD	—	United States Dollar
WTI	—	West Texas Intermediate
ZAR	—	South Africa Rand

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2017.
(d)	Non-deliverable forwards.
^	Represents positions held by the Subsidiary.
^^	A portion of the position is held by the Subsidiary.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,389,229
Aggregate gross unrealized depreciation	(412,427)

Net unrealized appreciation/depreciation	$976,802

Federal income tax cost of investments	$50,314,681

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions
Common Stocks
Consumer Discretionary — 1.3%
Auto Components — 0.4%
Calsonic Kansei Corp. (Japan)	16,000	253,086	254,361	1,275

Household Durables — 0.1%
Panahome Corp. (Japan)	6,000	50,483	50,863	380

Media — 0.8%
Time Warner, Inc.	4,385	417,057	424,687	7,630

Total Consumer Discretionary	26,385	720,626	729,911	9,285

Consumer Staples — 1.3%
Food & Staples Retailing — 0.3%
Booker Group plc (United Kingdom)	49,460	132,433	127,002	(5,431)

Tobacco — 1.0%
Reynolds American, Inc.	9,265	537,369	557,104	19,735

Total Consumer Staples	58,725	669,802	684,106	14,304

Energy — 1.6%
Oil, Gas & Consumable Fuels — 1.6%
Clayton Williams Energy, Inc. (a)	2,449	358,901	356,207	(2,694)
Western Refining, Inc.	14,313	504,390	501,098	(3,292)

Total Energy	16,762	863,291	857,305	(5,986)

Financials — 2.5%
Banks — 1.6%
BNC Bancorp	2,602	94,625	91,720	(2,905)
PrivateBancorp, Inc.	10,295	554,798	562,725	7,927
Yadkin Financial Corp.	5,033	164,730	161,056	(3,674)

	17,930	814,153	815,501	1,348

Capital Markets — 0.1%
Bats Global Markets, Inc.	1,636	55,526	57,996	2,470
SVG Capital plc (United Kingdom) (a)	279	2,497	2,496	(1)

	1,915	58,023	60,492	2,469

Insurance — 0.8%
Allied World Assurance Holdings, Co. (Switzerland)	8,231	436,984	437,313	329

Total Financials	28,076	1,309,160	1,313,306	4,146

Health Care — 0.2%
Health Care Providers & Services — 0.2%
Cigna Corp.	735	104,348	107,472	3,124

Total Health Care	735	104,348	107,472	3,124

Industrials — 0.5%
Professional Services — 0.5%
CEB, Inc.	3,102	237,458	237,148	(310)

Total Industrials	3,102	237,458	237,148	(310)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Common Stocks – continued
Utilities — 0.9%
Electric Utilities — 0.9%
Westar Energy, Inc.	8,574	476,629	468,912	(7,717)

Total Utilities	8,574	476,629	468,912	(7,717)

Rights — 0.0%
Media — 0.0%
Media General, Inc.	1,329	—	—	—

Total Long Positions of Total Return Basket Swap	143,688	4,381,314	4,398,160	16,846

Short Positions
Common Stocks
Consumer Discretionary — (0.1)%
Household Durables — (0.1)%
Panasonic Corp. (Japan)	4,800	50,269	49,943	326

Total Consumer Discretionary	4,800	50,269	49,943	326

Consumer Staples — (0.2)%
Food & Staples Retailing — (0.2)%
Tesco plc (United Kingdom)	42,159	108,557	103,566	4,991

Total Consumer Staples	42,159	108,557	103,566	4,991

Energy — (1.3)%
Oil, Gas & Consumable Fuels — (1.3)%
Noble Energy, Inc.	6,734	267,946	267,744	202
Tesoro Corp.	5,547	452,802	448,475	4,327

Total Energy	12,281	720,748	716,219	4,529

Financials — (2.0)%
Banks — (1.1)%
Canadian Imperial Bank of Commerce (Canada)	3,726	317,236	317,293	(57)
FNB Corp.	10,762	164,335	160,784	3,551
Pinnacle Financial Partners, Inc.	1,348	92,133	90,114	2,019

	15,836	573,704	568,191	5,513

Capital Markets — (0.7)%
British American Tobacco plc (United Kingdom)	4,824	281,219	297,776	(16,557)
CBOE Holdings, Inc.	518	39,000	41,243	(2,243)

	5,342	320,219	339,019	(18,800)

Insurance — (0.2)%
Fairfax Financial Ltd. (Canada)	248	115,348	115,876	(528)

Total Financials	21,426	1,009,271	1,023,086	(13,815)

Health Care — (0.1)%
Health Care Providers & Services — (0.1)%
Anthem, Inc.	374	55,060	57,648	(2,588)

Total Health Care	374	55,060	57,648	(2,588)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Common Stocks – continued
Information Technology — (0.1)%
IT Services — (0.1)%
Gartner, Inc. (a)	701	69,876	69,652	224

Total Information Technology	701	69,876	69,652	224

Telecommunication — (0.6)%
Diversified Telecommunication Services — (0.6)%
AT&T, Inc.	8,027	327,501	338,418	(10,917)

Total Telecommunication	8,027	327,501	338,418	(10,917)

Total Short Positions of Total Return Basket Swap	89,768	2,341,282	2,358,532	(17,250)

Total of Long and Short Positions of Total Return Basket Swap	53,920	2,040,032	2,039,628	(404)

Cash and Other Receivables/Payables (4)				4,967

Financing Costs				(920)

Net Dividend Receivable/Payable				(3,933)

Outstanding Swap Contract, at value				$(290)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions
Common Stocks
Consumer Discretionary — 1.9%
Auto Components — 0.6%
Bridgestone Corp. (Japan)	2,700	96,919	99,025	2,106
GKN plc (United Kingdom)	5,015	21,419	21,744	325
Sumitomo Electric Industries Ltd. (Japan)	6,800	98,317	98,946	629
Sumitomo Rubber Industries Ltd. (Japan)	6,500	102,471	101,523	(948)

	21,015	319,126	321,238	2,112

Automobiles — 0.4%
Fuji Heavy Industries Ltd. (Japan)	2,600	109,495	104,042	(5,453)
Mazda Motor Corp. (Japan)	6,300	100,462	92,712	(7,750)

	8,900	209,957	196,754	(13,203)

Hotels, Restaurants & Leisure — 0.0% (b)
Carnival plc (United Kingdom)	453	23,775	24,235	460
William Hill plc (United Kingdom)	5,283	19,101	17,233	(1,868)

	5,736	42,876	41,468	(1,408)

Leisure Products — 0.2%
Bandai Namco Holdings, Inc. (Japan)	4,300	120,534	118,425	(2,109)

Multiline Retail — 0.2%
Harvey Norman Holdings Ltd. (Australia)	25,239	94,365	95,726	1,361

Specialty Retail — 0.5%
Kingfisher plc (United Kingdom)	4,297	18,757	18,231	(526)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Common Stocks – continued
Specialty Retail — continued
Kohnan Shoji Co. Ltd. (Japan)	5,500	98,787	102,564	3,777
T-Gaia Corp. (Japan)	7,400	120,749	121,108	359

	17,197	238,293	241,903	3,610

Textiles, Apparel & Luxury Goods — 0.0% (b)
Swatch Group AG (The) (Switzerland)	373	25,368	26,062	694

Total Consumer Discretionary	82,760	1,050,519	1,041,576	(8,943)

Consumer Staples — 0.2%
Food & Staples Retailing — 0.2%
Tsuruha Holdings, Inc. (Japan)	1,300	125,153	122,202	(2,951)
Wm Morrison Supermarkets plc (United Kingdom)	8,155	24,508	24,312	(196)

	9,455	149,661	146,514	(3,147)

Personal Products — 0.0% (b)
Unilever plc (United Kingdom)	446	18,827	18,066	(761)

Total Consumer Staples	9,901	168,488	164,580	(3,908)

Energy — 0.9%
Energy Equipment & Services — 0.0% (b)
Petrofac Ltd. (Jersey)	1,945	22,536	22,522	(14)

Oil, Gas & Consumable Fuels — 0.9%
BP plc (United Kingdom)	3,727	23,682	22,260	(1,422)
Clayton Williams Energy, Inc.	667	97,749	97,015	(734)
Idemitsu Kosan Co. Ltd. (Japan)	4,400	132,105	136,054	3,949
JX Holdings, Inc. (Japan)	25,000	114,494	117,900	3,406
Royal Dutch Shell plc (United Kingdom)	822	24,265	23,217	(1,048)
Showa Shell Sekiyu (Japan)	10,700	106,517	104,888	(1,629)

	45,316	498,812	501,334	2,522

Total Energy	47,261	521,348	523,856	2,508

Financials — 0.0% (b)
Capital Markets — 0.0% (b)
3i Group plc (United Kingdom)	2,539	22,902	22,429	(473)

Total Financials	2,539	22,902	22,429	(473)

Health Care — 2.0%
Health Care Equipment & Supplies — 0.0% (b)
Smith & Nephew plc (United Kingdom)	1,289	19,718	19,283	(435)

Health Care Providers & Services — 0.4%
BML, Inc. (Japan)	4,900	119,115	118,255	(860)
Miraca Holdings, Inc. (Japan)	2,800	128,209	127,612	(597)

	7,700	247,324	245,867	(1,457)

Life Sciences Tools & Services — 0.0% (b)
Lonza Group AG (Switzerland)	111	20,629	20,393	(236)

Pharmaceuticals — 1.6%
Astellas Pharma, Inc. (Japan)	8,800	120,376	118,112	(2,264)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Common Stocks – continued
Pharmaceuticals — continued
Daiichi Sankyo Co. Ltd. (Japan)	5,600	122,331	125,289	2,958
Hisamitsu Pharmaceutical Co., Inc. (Japan)	2,600	137,012	135,722	(1,290)
Jazz Pharmaceuticals plc (Ireland)	172	22,121	20,970	(1,151)
Otsuka Holdings Co. Ltd. (Japan)	2,400	119,054	110,563	(8,491)
Shionogi & Co. Ltd. (Japan)	2,700	131,234	130,038	(1,196)
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	7,600	136,909	128,924	(7,985)
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,500	127,136	126,788	(348)

	31,372	916,173	896,406	(19,767)

Total Health Care	40,472	1,203,844	1,181,949	(21,895)

Industrials — 2.5%
Aerospace & Defense — 0.0% (b)
Meggitt plc (United Kingdom)	3,327	18,415	17,546	(869)

Air Freight & Logistics — 0.0% (b)
Royal Mail plc (United Kingdom)	3,074	17,379	15,965	(1,414)

Building Products — 0.2%
Nichias Corp. (Japan)	12,000	122,812	123,071	259

Construction & Engineering — 1.0%
Hazama Ando Corp. (Japan)	17,100	116,627	119,322	2,695
Obayashi Corp. (Japan)	10,600	100,451	100,977	526
Raito Kogyo Co. Ltd. (Japan)	11,000	117,474	115,429	(2,045)
Taisei Corp. (Japan)	14,000	100,558	99,450	(1,108)
Tokyu Construction Co. Ltd. (Japan)	12,900	104,653	101,472	(3,181)

	65,600	539,763	536,650	(3,113)

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	926	21,036	22,067	1,031
Fuji Electric Co. Ltd. (Japan)	21,000	116,243	124,413	8,170

	21,926	137,279	146,480	9,201

Machinery — 0.2%
Amada Holdings Co. Ltd. (Japan)	9,500	108,201	111,660	3,459

Professional Services — 0.0% (b)
RELX plc (United Kingdom)	1,104	19,805	19,817	12

Trading Companies & Distributors — 0.8%
Hanwa Co. Ltd. (Japan)	16,000	105,146	109,130	3,984
Mitsubishi Corp. (Japan)	4,400	98,864	99,396	532
Mitsui & Co. Ltd. (Japan)	7,400	106,272	108,602	2,330
Sumitomo Corp. (Japan)	8,700	106,640	109,061	2,421

	36,500	416,922	426,189	9,267

Total Industrials	153,031	1,380,576	1,397,378	16,802

Information Technology — 1.4%
Electronic Equipment, Instruments & Components — 0.2%
Siix Corp. (Japan)	3,200	112,373	116,614	4,241

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Common Stocks – continued
Internet Software & Services — 0.2%
Mixi, Inc. (Japan)	2,800	114,941	121,481	6,540
IT Services — 0.2%
NS Solutions Corp. (Japan)	6,500	117,583	128,662	11,079

Semiconductors & Semiconductor Equipment — 0.3%
Ulvac, Inc. (Japan)	3,700	123,295	131,068	7,773

Software — 0.3%
Konami Holdings Corp. (Japan)	3,400	136,561	135,964	(597)

Technology Hardware, Storage & Peripherals — 0.2%
Seiko Epson Corp. (Japan)	5,200	106,570	107,125	555

Total Information Technology	24,800	711,323	740,914	29,591

Materials — 2.0%
Chemicals — 1.3%
Hitachi Chemical Co. Ltd. (Japan)	4,300	112,042	122,082	10,040
Kuraray Co. Ltd. (Japan)	6,900	106,882	109,365	2,483
Mitsubishi Chemical Holdings Corp. (Japan)	16,200	109,817	112,994	3,177
Mitsubishi Gas Chemical Co., Inc. (Japan)	6,900	127,354	132,344	4,990
Mitsui Chemicals, Inc. (Japan)	21,000	97,458	98,754	1,296
Teijin Ltd. (Japan)	5,700	120,048	120,309	261

	61,000	673,601	695,848	22,247

Metals & Mining — 0.7%
Aichi Steel Corp. (Japan)	600	26,797	26,262	(535)
Fortescue Metals Group Ltd. (Australia)	26,791	123,941	135,570	11,629
Glencore plc (Jersey)	7,370	29,465	30,524	1,059
Rio Tinto Ltd. (Australia)	2,561	122,634	129,918	7,284
Rio Tinto plc (United Kingdom)	694	30,548	30,746	198

	38,016	333,385	353,020	19,635

Total Materials	99,016	1,006,986	1,048,868	41,882

Telecommunication Services — 0.5%
Wireless Telecommunication Services — 0.5%
KDDI Corp. (Japan)	4,700	126,626	126,281	(345)
NTT DOCOMO, Inc. (Japan)	5,200	124,647	124,333	(314)

Total Telecommunication Services	9,900	251,273	250,614	(659)

Utilities — 0.0% (b)
Multi-Utilities — 0.0% (b)
Centrica plc (United Kingdom)	6,876	19,826	19,466	(360)

Total Utilities	6,876	19,826	19,466	(360)

Total Long Positions of Total Return Basket Swap	476,556	6,337,085	6,391,630	54,545

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions
Common Stocks
Consumer Discretionary — (6.1)%
Auto Components — (0.1)%
NGK Spark Plug Co. Ltd. (Japan)	2,900	63,311	65,317	(2,006)

Hotels, Restaurants & Leisure — (1.5)%
Accor S.A. (France)	1,816	75,191	73,596	1,595
Chipotle Mexican Grill, Inc.	216	88,504	91,031	(2,527)
Domino’s Pizza Enterprises Ltd. (Australia)	1,635	81,008	73,761	7,247
Merlin Entertainments plc (United Kingdom) (c)	11,914	72,137	71,629	508
MGM Resorts International (a)	2,536	72,555	73,037	(482)
NH Hotel Group S.A. (Spain) (a)	19,802	84,864	87,629	(2,765)
Norwegian Cruise Line, Ltd. (Bermuda)	1,749	79,877	82,203	(2,326)
Red Robin Gourmet Burgers, Inc.	1,492	75,271	70,944	4,327
Resorttrust, Inc. (Japan)	4,200	78,028	77,380	648
Whitbread plc (United Kingdom)	1,508	78,121	74,649	3,472
Wynn Resorts Ltd.	570	52,429	57,815	(5,386)

	47,438	837,985	833,674	4,311

Household Durables — (0.2)%
TomTom NV (Netherlands)	9,496	88,415	87,051	1,364

Internet & Catalog Retail — (0.7)%
Expedia, Inc.	557	66,473	67,726	(1,253)
Netflix, Inc.	524	69,828	73,732	(3,904)
Rakuten, Inc. (Japan)	5,200	51,534	51,907	(373)
TripAdvisor, Inc.	1,658	87,675	87,708	(33)
Zalando SE (Germany) (c)	2,132	85,156	84,319	837

	10,071	360,666	365,392	(4,726)

Leisure Products — (0.1)%
Polaris Industries, Inc.	908	79,705	76,336	3,369

Media — (0.9)%
Charter Communications, Inc.	258	78,352	83,579	(5,227)
Dentsu, Inc. (Japan)	1,300	61,598	60,085	1,513
DISH Network Corp.	1,160	71,166	68,637	2,529
EW Scripps Co. (The) (a)	4,184	76,274	81,504	(5,230)
JCDecaux S.A. (France)	2,883	89,508	92,293	(2,785)
Liberty Broadband Corp.	979	76,156	83,548	(7,392)

	10,764	453,054	469,646	(16,592)

Multiline Retail — (0.7)%
Dollar Tree, Inc.	845	65,327	65,225	102
Don Quijote Holdings Co. Ltd. (Japan)	1,700	63,914	61,702	2,212
Isetan Mitsukoshi Holdings Ltd. (Japan)	5,400	62,890	63,165	(275)
J Front Retailing Co. Ltd. (Japan)	4,100	59,951	59,170	781
Marui Group Co. Ltd. (Japan)	5,000	74,617	71,493	3,124
Next plc (United Kingdom)	1,297	65,103	62,582	2,521
Takashimaya Co. Ltd. (Japan)	8,000	69,294	68,896	398

	26,342	461,096	452,233	8,863

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Common Stocks – continued
Specialty Retail — (0.7)%
CarMax, Inc.	1,283	84,267	85,589	(1,322)
Dufry AG (Switzerland) (a)	532	74,246	75,947	(1,701)
L Brands, Inc.	1,250	77,169	75,263	1,906
Tractor Supply Co.	981	74,958	72,270	2,688
Ulta Salon Cosmetics & Fragrance, Inc.	315	83,632	85,768	(2,136)

	4,361	394,272	394,837	(565)

Textiles, Apparel & Luxury Goods — (1.2)%
Asics Corp. (Japan)	2,700	53,780	52,595	1,185
Cie Financiere Richemont S.A. (Switzerland)	980	75,266	76,322	(1,056)
Crocs, Inc.	10,401	74,679	75,927	(1,248)
G-III Apparel Group Ltd.	2,470	67,085	64,862	2,223
Gildan Activewear, Inc. (Canada)	3,011	77,553	78,766	(1,213)
Hanesbrands, Inc.	3,481	76,617	82,535	(5,918)
Hugo Boss AG (Germany)	1,132	74,542	72,729	1,813
NIKE, Inc.	1,270	67,653	67,183	470
Ted Baker plc (United Kingdom)	2,110	78,730	75,438	3,292

	27,555	645,905	646,357	(452)

Total Consumer Discretionary	139,835	3,384,409	3,390,843	(6,434)

Consumer Staples — (1.8)%
Beverages — (0.3)%
Brown-Forman Corp.	1,746	78,169	79,618	(1,449)
Remy Cointreau S.A. (France)	944	83,410	85,825	(2,415)

	2,690	161,579	165,443	(3,864)

Food & Staples Retailing — (0.6)%
Aeon Co. Ltd. (Japan)	4,800	70,804	69,374	1,430
Costco Wholesale Corp.	440	72,279	72,138	141
Distribuidora Internacional de Alimentacion S.A. (Spain)	10,999	55,853	58,216	(2,363)
Smart & Final Stores, Inc.	5,946	90,676	85,325	5,351
Sugi Holdings Co. Ltd. (Japan)	1,300	60,101	60,500	(399)

	23,485	349,713	345,553	4,160

Food Products — (0.7)%
Associated British Foods plc (United Kingdom)	2,191	71,112	66,026	5,086
Calbee, Inc. (Japan)	1,900	58,392	61,851	(3,459)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	16	92,891	88,806	4,085
GrainCorp Ltd. (Australia)	10,890	75,594	78,513	(2,919)
Nissin Foods Holdings Co. Ltd. (Japan)	1,100	58,258	58,050	208
Yakult Honsha Co. Ltd. (Japan)	1,500	70,012	77,087	(7,075)

	17,597	426,259	430,333	(4,074)

Household Products — (0.1)%
Unicharm Corp. (Japan)	2,800	61,488	63,062	(1,574)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Common Stocks – continued
Personal Products — (0.1)%
Edgewell Personal Care Co. (a)	860	66,099	67,802	(1,703)

Total Consumer Staples	47,432	1,065,138	1,072,193	(7,055)

Energy — (2.5)%
Energy Equipment & Services — (0.4)%
Bristow Group, Inc.	4,168	76,426	73,607	2,819
Saipem SpA (Italy)	144,965	79,340	74,437	4,903
Weatherford International plc (Ireland)	14,892	79,374	77,587	1,787

	164,025	235,140	225,631	9,509

Oil, Gas & Consumable Fuels — (2.1)%
Anadarko Petroleum Corp.	1,031	72,056	71,685	371
Antero Resources Corp. (a)	2,961	75,920	72,278	3,642
Cheniere Energy, Inc.	1,593	68,213	75,907	(7,694)
Concho Resources, Inc.	478	64,855	66,652	(1,797)
ConocoPhillips	1,568	78,824	76,456	2,368
Continental Resources, Inc.	1,258	64,712	61,089	3,623
Equities Corp.	1,221	76,372	74,029	2,343
Hess Corp.	1,271	74,773	68,863	5,910
Inpex Corp. (Japan)	6,700	67,824	65,748	2,076
Kosmos Energy Ltd. (Bermuda)	12,495	83,966	81,717	2,249
Marathon Oil Corp.	4,471	77,482	74,889	2,593
Noble Energy, Inc.	1,864	74,169	74,113	56
Prairiesky Royalty Ltd. (Canada)	3,052	74,585	71,536	3,049
Synergy Resources Corp.	7,396	63,680	63,680	—
Whiting Petroleum Corp.	6,603	79,500	73,227	6,273

	53,962	1,096,931	1,071,869	25,062

Total Energy	217,987	1,332,071	1,297,500	34,571

Financials — (2.2)%
Banks — (0.5)%
Banco de Sabadell S.A. (Spain)	55,223	78,452	83,372	(4,920)
Royal Bank of Scotland Group plc (United Kingdom) (a)	29,020	79,951	81,299	(1,348)
Seven Bank Ltd. (Japan)	26,900	76,801	77,066	(265)
Signature Bank NY	511	76,860	80,493	(3,633)

	111,654	312,064	322,230	(10,166)

Capital Markets — (1.1)%
Affiliated Managers Group, Inc.	454	64,481	69,171	(4,690)
Charles Schwab Corp. (The)	2,021	83,063	83,346	(283)
Deutsche Bank AG (Germany)	3,757	71,217	75,031	(3,814)
Hargreaves Lansdown plc (United Kingdom)	4,512	75,549	77,081	(1,532)
Julius Baer Group Ltd. (Switzerland)	1,629	77,866	76,581	1,285
Moody’s Corp.	812	80,656	84,180	(3,524)
Platinum Asset Management Ltd. (Australia)	13,907	53,052	52,691	361
TD Ameritrade Holding Corp.	1,852	86,396	85,470	926

	28,944	592,280	603,551	(11,271)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Common Stocks – continued
Consumer Finance — (0.3)%
Acom Co. Ltd. (Japan) (a)	12,000	51,014	51,614	(600)
Provident Financial plc (United Kingdom)	2,243	80,447	77,239	3,208

	14,243	131,461	128,853	2,608

Diversified Financial Services — (0.1)%
ONEX Corp. (Canada)	1,047	70,468	73,268	(2,800)

Insurance — (0.2)%
St. James’s Place plc (United Kingdom)	5,789	76,613	78,317	(1,704)

Total Financials	161,677	1,182,886	1,206,219	(23,333)

Health Care — (2.3)%
Health Care Equipment & Supplies — (0.7)%
AtriCure, Inc.	4,361	66,723	70,953	(4,230)
DexCom, Inc.	905	76,165	71,631	4,534
Endologix, Inc.	11,803	75,540	80,969	(5,429)
Insulet Corp.	1,757	76,622	73,091	3,531
Olympus Corp. (Japan)	1,900	65,880	65,729	151

	20,726	360,930	362,373	(1,443)

Health Care Providers & Services — (0.3)%
Healthscope Ltd. (Australia)	46,499	81,814	77,219	4,595
Korian S.A. (France)	2,888	79,063	82,802	(3,739)

	49,387	160,877	160,021	856

Life Sciences Tools & Services — (0.3)%
Eurofins Scientific SE (Luxembourg)	188	83,360	84,405	(1,045)
MorphoSys AG (Germany)	1,676	89,034	87,299	1,735

	1,864	172,394	171,704	690

Pharmaceuticals — (1.0)%
Aerie Pharmaceuticals, Inc.	1,693	71,614	74,323	(2,709)
Dermira, Inc.	2,666	77,847	78,487	(640)
Endo International plc (Ireland)	5,091	67,049	62,314	4,735
Nektar Therapeutics	6,152	76,962	74,501	2,461
Pacira Pharmaceuticals, Inc.	1,918	75,953	73,747	2,206
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	58,388	58,640	(252)
Therapeutics MD, Inc.	10,407	60,880	60,464	416
UCB S.A. (Belgium)	1,271	88,455	87,788	667

	30,598	577,148	570,264	6,884

Total Health Care	102,575	1,271,349	1,264,362	6,987

Industrials — (5.0)%
Aerospace & Defense — (0.7)%
Airbus Group SE (Netherlands)	1,144	80,075	77,547	2,528
Cobham plc (United Kingdom)	44,360	78,203	75,908	2,295
Engility Holdings, Inc.	2,428	77,040	71,213	5,827
Leonardo-Finmeccanica SpA (Italy) (a)	5,483	77,223	70,640	6,583
TransDigm Group, Inc.	319	80,034	69,032	11,002

	53,734	392,575	364,340	28,235

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Common Stocks – continued
Air Freight & Logistics — (0.2)%
XPO Logistics, Inc.	1,437	63,616	64,292	(676)
Yamato Holdings Co. Ltd. (Japan)	2,900	59,896	58,445	1,451

	4,337	123,512	122,737	775

Airlines — (0.1)%
American Airlines Group, Inc.	1,358	64,696	60,092	4,604

Commercial Services & Supplies — (0.5)%
G4S plc (United Kingdom)	27,746	85,515	89,388	(3,873)
Sohgo Security Services Co. Ltd. (Japan)	1,300	51,811	48,913	2,898
Stericycle, Inc.	1,084	87,273	83,620	3,653

	30,130	224,599	221,921	2,678

Construction & Engineering — (0.4)%
Balfour Beatty plc (United Kingdom)	22,930	78,720	74,829	3,891
Ferrovial S.A. (Spain)	4,494	85,068	81,577	3,491
JGC Corp. (Japan)	3,800	68,724	65,966	2,758

	31,224	232,512	222,372	10,140

Electrical Equipment — (0.3)%
AMETEK, Inc.	1,446	73,327	73,891	(564)
Mabuchi Motor Co. Ltd. (Japan)	1,500	78,484	77,106	1,378

	2,946	151,811	150,997	814

Industrial Conglomerates — (0.2)%
Keihan Holdings Co. Ltd. (Japan)	8,000	53,778	53,288	490
Roper Technologies, Inc.	380	71,026	72,903	(1,877)
Toshiba Corp. (Japan)	12,000	23,939	25,732	(1,793)

	20,380	148,743	151,923	(3,180)

Machinery — (1.1)%
Alstom S.A. (France)	2,478	69,256	70,312	(1,056)
Andritz AG (Austria)	1,279	67,350	69,130	(1,780)
FANUC Corp. (Japan)	400	72,943	78,531	(5,588)
Flowserve Corp.	1,513	75,438	74,379	1,059
Harsco Corp.	5,851	76,418	78,111	(1,693)
Manitowoc Co., Inc. (The)	12,292	73,875	83,954	(10,079)
Minebea Mitsumi, Inc. (Japan)	6,800	65,104	67,600	(2,496)
Wartsila OYJ Abp (Finland)	1,481	68,266	74,375	(6,109)

	32,094	568,650	596,392	(27,742)

Marine — (0.1)%
Nippon Yusen (Japan)	34,000	69,259	71,899	(2,640)

Professional Services — (0.3)%
Capita plc (United Kingdom)	13,326	84,491	84,076	415
Verisk Analytics, Inc.	833	67,540	68,839	(1,299)

	14,159	152,031	152,915	(884)

Road & Rail — (0.6)%
AMERCO	199	73,321	74,957	(1,636)
Europcar Groupe S.A. (France) (c)	7,037	70,268	74,498	(4,230)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Common Stocks – continued
Road & Rail — continued
Keio Corp. (Japan)	8,000	67,806	65,757	2,049
Kintetsu Group Holdings Co. Ltd. (Japan)	17,000	66,548	65,352	1,196
Odakyu Electric Railway Co. Ltd. (Japan)	3,100	63,120	61,394	1,726
Tokyu Corp. (Japan)	9,000	68,790	66,284	2,506

	44,336	409,853	408,242	1,611

Trading Companies & Distributors — (0.2)%
Rush Enterprises, Inc.	2,199	71,951	72,017	(66)

Transportation Infrastructure — (0.3)%
Groupe Eurotunnel SE (France)	8,875	86,599	82,558	4,041
Mitsubishi Logistics Corp. (Japan)	5,000	72,137	71,124	1,013

	13,875	158,736	153,682	5,054

Total Industrials	284,772	2,768,928	2,749,529	19,399

Information Technology — (5.2)%
Communications Equipment — (0.3)%
Nokia OYJ (Finland)	17,469	83,352	78,439	4,913
ViaSat, Inc.	1,127	73,312	73,154	158

	18,596	156,664	151,593	5,071

Electronic Equipment, Instruments & Components — (0.4)%
Hitachi Ltd. (Japan)	13,000	75,000	74,431	569
Nippon Electric Glass Co. Ltd. (Japan)	13,000	71,039	74,835	(3,796)
Topcon Corp. (Japan)	5,200	78,022	79,707	(1,685)

	31,200	224,061	228,973	(4,912)

Internet Software & Services — (1.2)%
CoStar Group, Inc.	417	83,163	84,276	(1,113)
Envestnet, Inc.	2,289	84,922	86,524	(1,602)
GTT Communications, Inc.	2,557	73,513	72,235	1,278
Hortonworks, Inc.	9,406	84,936	91,238	(6,302)
SPS Commerce, Inc.	1,144	80,652	78,936	1,716
Yahoo Japan Corp. (Japan)	17,100	70,272	71,766	(1,494)
Yahoo!, Inc.	1,924	80,866	84,791	(3,925)
Zillow Group, Inc. (a)	2,155	78,765	76,244	2,521

	36,992	637,089	646,010	(8,921)

IT Services — (0.6)%
Sabre Corp.	3,044	75,248	74,578	670
Unisys Corp. (a)	5,873	76,552	75,468	1,084
Wirecard AG (Germany)	1,365	63,236	66,274	(3,038)
Worldpay Group plc (United Kingdom) (c)	24,161	86,624	87,163	(539)

	34,443	301,660	303,483	(1,823)

Semiconductors & Semiconductor Equipment — (0.6)%
Advanced Micro Devices, Inc.	7,693	78,237	79,776	(1,539)
AMS AG (Austria)	2,373	77,015	81,749	(4,734)
Cavium, Inc.	1,236	79,179	81,836	(2,657)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Common Stocks – continued
Semiconductors & Semiconductor Equipment — continued
Methanex Corp. (Canada)	1,793	81,282	89,646	(8,364)

	13,095	315,713	333,007	(17,294)

Software — (1.6)%
Autodesk, Inc. (a)	954	76,043	77,598	(1,555)
FireEye, Inc. (a)	5,757	75,186	78,007	(2,821)
Globant S.A. (Luxembourg)	2,388	83,341	79,162	4,179
HubSpot, Inc.	1,535	77,441	78,746	(1,305)
Mobileye NV (Netherlands)	1,767	74,249	75,910	(1,661)
Nintendo Co. Ltd. (Japan)	400	84,351	81,873	2,478
Proofpoint, Inc.	1,065	86,084	85,370	714
PROS Holdings, Inc.	3,458	72,653	77,390	(4,737)
salesforce.com, Inc.	936	70,930	74,038	(3,108)
Splunk, Inc. (a)	1,402	76,129	81,120	(4,991)
Workday, Inc. (a)	1,109	91,060	92,147	(1,087)

	20,771	867,467	881,361	(13,894)

Technology Hardware, Storage & Peripherals — (0.5)%
Blackberry Ltd. (Canada)	8,819	64,656	62,216	2,440
Canon, Inc. (Japan)	2,300	66,794	68,049	(1,255)
Nimble Storage, Inc.	9,200	80,500	78,844	1,656
Ricoh Co. Ltd. (Japan)	7,500	66,159	66,911	(752)

	27,819	278,109	276,020	2,089

Total Information Technology	182,916	2,780,763	2,820,447	(39,684)

Materials — (2.0)%
Chemicals — (0.9)%
Ashland Global Holdings, Inc.	111	12,260	13,212	(952)
Axalta Coating Systems Ltd. (Bermuda)	2,502	71,232	72,558	(1,326)
CF Industries Holdings, Inc.	2,199	71,072	77,603	(6,531)
Essentra plc (United Kingdom)	13,984	77,787	72,205	5,582
OCI NV (Netherlands)	839	15,379	15,836	(457)
Potash Corp. of Saskatchewan, Inc. (Canada)	4,102	75,908	76,318	(410)
Symrise AG (Germany)	1,326	83,094	79,842	3,252
WR Grace & Co.	1,170	80,824	81,128	(304)

	26,233	487,556	488,702	(1,146)

Containers & Packaging — (0.3)%
Ball Corp.	1,047	80,598	79,844	754
Fuji Seal International, Inc. (Japan)	3,600	77,253	76,440	813

	4,647	157,851	156,284	1,567

Metals & Mining — (0.8)%
Antofagasta plc (United Kingdom)	7,219	67,839	76,274	(8,435)
Compass Minerals International, Inc.	990	80,635	82,764	(2,129)
First Quantum Minerals Ltd. (Canada)	4,186	53,625	52,789	836
Kobe Steel Ltd. (Japan)	6,500	63,325	63,225	100
Silver Wheaton Corp. (Canada)	4,188	87,800	92,595	(4,795)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Common Stocks – continued
Metals & Mining — continued
thyssenkrupp AG (Germany)	2,725	70,614	69,032	1,582

	25,808	423,838	436,679	(12,841)

Total Materials	56,688	1,069,245	1,081,665	(12,420)

Real Estate — (0.3)%
Industrial Real Estate Investment Trusts — (0.3)%
CBRE Group, Inc.	2,484	75,787	75,414	373
Realogy Holdings Corp.	2,668	68,781	69,128	(347)

Total Real Estate	5,152	144,568	144,542	26

Telecommunication Services — (0.6)%
Diversified Telecommunication Services — (0.3)%
Iliad S.A. (France)	425	84,830	90,887	(6,057)
Inmarsat plc (United Kingdom)	7,567	63,161	57,977	5,184
Telecom Italia SpA (Milano) (Italy)	15,291	13,717	13,149	568

	23,283	161,708	162,013	(305)

Wireless Telecommunication Services — (0.3)%
SoftBank Group Corp. (Japan)	1,000	72,997	77,040	(4,043)
Sprint Corp. (a)	7,858	68,600	72,529	(3,929)

	8,858	141,597	149,569	(7,972)

Total Telecommunication Services	32,141	303,305	311,582	(8,277)

Utilities — (2.2)%
Electric Utilities — (0.7)%
AusNet Services (Australia)	72,934	86,288	87,482	(1,194)
Chugoku Electric Power Co., Inc. (The) (Japan)	5,600	66,311	63,056	3,255
Hokkaido Electric Power Co., Inc. (Japan)	9,600	75,983	69,560	6,423
Hokuriku Electric Power Co. (Japan)	5,800	66,573	58,436	8,137
Shikoku Electric Power Co., Inc. (Japan)	7,300	74,610	70,245	4,365

	101,234	369,765	348,779	20,986

Electric Utilities — (0.2)%
Hydro One Ltd. (Canada)	4,529	84,646	83,706	940

Independent Power and Renewable Electricity Producers — (0.6)%
Calpine Corp.	7,063	86,168	83,343	2,825
Northland Power, Inc. (Canada)	4,701	85,332	86,488	(1,156)
NRG Energy, Inc.	5,864	89,485	96,991	(7,506)
Pattern Energy Group, Inc.	4,120	81,988	81,329	659

	21,748	342,973	348,151	(5,178)

Multi-Utilities — (0.3)%
Dominion Resources, Inc.	901	68,629	68,728	(99)
Sempra Energy	800	83,024	81,912	1,112

	1,701	151,653	150,640	1,013

Water Utilities — (0.4)%
American Water Works Co., Inc.	921	66,864	67,638	(774)
Pennon Group plc (United Kingdom)	8,025	79,856	80,234	(378)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Common Stocks – continued
Water Utilities – continued
United Utilities Group plc (United Kingdom)	7,090	80,050	82,106	(2,056)

	16,036	226,770	229,978	(3,208)

Total Utilities	145,248	1,175,807	1,161,254	14,553

Total Short Positions of Total Return Basket Swap	1,376,423	16,478,469	16,500,136	(21,667)

Total of Long and Short Positions of Total Return Basket Swap	(899,867)	(10,141,384)	(10,108,506)	32,878

Cash and Other Receivables/Payables (4)				899

Financing Costs				(849)

Net Dividend Receivable/Payable				(780)

Outstanding Swap Contract, at value				$32,148

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions
Common Stocks
Consumer Discretionary — 1.5%
Hotels, Restaurants & Leisure — 0.5%
Tatts Group Ltd. (Australia)	78,276	258,829	257,700	(1,129)

Media — 1.0%
Sky plc (United Kingdom)	43,224	542,129	546,123	3,994

Total Consumer Discretionary	121,500	800,958	803,823	2,865

Consumer Staples — 0.4%
Food & Staples Retailing — 0.2%
Metro AG (Germany)	3,354	115,463	114,777	(686)

Household Products — 0.2%
Svenska Cellulosa AB SCA (Sweden)	3,484	99,974	104,839	4,865

Total Consumer Staples	6,838	215,437	219,616	4,179

Financials — 0.1%
Capital Markets — 0.1%
Bats Global Markets, Inc.	394	13,373	13,968	595
SVG Capital plc (United Kingdom) (a)	1,276	11,421	11,415	(6)

Total Financials	1,670	24,794	25,383	589

Health Care — 1.6%
Biotechnology — 1.0%
Actelion Ltd. (Switzerland)	1,983	547,252	517,747	(29,505)

Health Care Equipment & Supplies — 0.1%
Getinge AB (Sweden)	4,043	72,013	65,315	(6,698)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Common Stocks – continued
Health Care Providers & Services — 0.5%
Surgical Care Affiliates, Inc. (a)	4,246	240,532	239,899	(633)

Total Health Care	10,272	859,797	822,961	(36,836)

Industrials — 0.8%
Aerospace & Defense — 0.7%
Zodiac Aerospace (France)	13,476	416,286	409,594	(6,692)

Machinery — 0.1%
Pfeiffer Vacuum Technology (Germany)	461	50,595	50,143	(452)

Total Industrials	13,937	466,881	459,737	(7,144)

Materials — 0.0% (b)
Metals & Mining — 0.0% (b)
Kirkland Lake Gold Ltd. (a)	43	276	308	32
Westgold Resources Ltd. (Australia) (a)	10,783	15,865	16,233	368

Total Materials	10,826	16,141	16,541	400

Telecommunication Services — 1.2%
Diversified Telecommunication Services — 1.2%
Level 3 Communications, Inc. (a)	8,715	512,790	518,194	5,404
Manitoba Telecom Services, Inc. (Canada)	3,390	98,841	97,851	(990)

Total Telecommunication Services	12,105	611,631	616,045	4,414

Total Long Positions of Total Return Basket Swap	177,148	2,995,639	2,964,106	(31,533)

Short Positions
Common Stocks
Financials — (0.0)% (b)
Capital Markets — (0.0)% (b)
CBOE Holdings, Inc.	125	9,412	9,953	(541)

Total Financials	125	9,412	9,953	(541)

Telecommunication Services — (0.7)%
Diversified Telecommunication Services — (0.7)%
BCE, Inc. (Canada)	1,246	55,595	56,169	(574)
Centurylink, Inc.	12,326	313,944	318,751	(4,807)

Total Telecommunication Services	13,572	369,539	374,920	(5,381)

Total Short Positions of Total Return Basket Swap	13,697	378,951	384,873	(5,922)

Total of Long and Short Positions of Total Return Basket Swap	163,451	2,616,688	2,579,233	(37,455)

Cash and Other Receivables/Payables (4)				(185)

Financing Costs				(395)

Net Dividend Receivable/Payable				4,238

Outstanding Swap Contract, at value				$(33,797)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions
Common Stocks
Consumer Discretionary — 2.7%
Auto Components — 1.0%
CIE Automotive S.A. (Spain)	5,750	114,708	106,976	(7,732)
Cie Generale des Etablissements Michelin (France)	929	103,896	99,805	(4,091)
GKN plc (United Kingdom)	19,742	84,317	85,598	1,281
Magna International, Inc. (Canada)	2,362	102,702	102,176	(526)
Valeo S.A. (France)	1,739	103,700	106,288	2,588

	30,522	509,323	500,843	(8,480)

Automobiles — 0.2%
Peugeot S.A. (France) (a)	7,000	127,630	130,275	2,645

Hotels, Restaurants & Leisure — 0.4%
Carnival plc (United Kingdom)	1,708	89,642	91,376	1,734
William Hill plc (United Kingdom)	26,697	96,523	87,083	(9,440)

	28,405	186,165	178,459	(7,706)

Media — 0.5%
Cogeco Communications, Inc. (Canada)	2,395	129,095	130,678	1,583
UBM plc (Jersey)	13,265	121,568	117,870	(3,698)

	15,660	250,663	248,548	(2,115)

Multiline Retail — 0.2%
Canadian Tire Corp. Ltd. (Canada)	1,004	109,578	106,777	(2,801)
Harvey Norman Holdings Ltd. (Australia)	6,594	24,655	25,010	355

	7,598	134,233	131,787	(2,446)

Specialty Retail — 0.2%
Kingfisher plc (United Kingdom)	23,179	101,405	98,344	(3,061)

Textiles, Apparel & Luxury Goods — 0.2%
Swatch Group AG (The) (Switzerland)	1,253	85,217	87,547	2,330

Total Consumer Discretionary	113,617	1,394,636	1,375,803	(18,833)

Consumer Staples — 1.1%
Food & Staples Retailing — 0.4%
Metro, Inc. (Canada)	3,170	102,853	96,300	(6,553)
Wm Morrison Supermarkets plc (United Kingdom)	28,829	86,642	85,948	(694)

	31,999	189,495	182,248	(7,247)

Household Products — 0.2%
Henkel AG & Co. KGaA (Germany)	1,170	124,105	123,462	(643)

Personal Products — 0.5%
Asaleo Care Ltd. (Australia)	109,663	116,851	125,477	8,626
Unilever plc (United Kingdom)	2,567	108,359	103,979	(4,380)

	112,230	225,210	229,456	4,246

Total Consumer Staples	145,399	538,810	535,166	(3,644)

Energy — 3.0%
Energy Equipment & Services — 0.6%
Petrofac Ltd. (Jersey)	9,109	105,538	105,475	(63)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Common Stocks – continued
Energy Equipment & Services – continued
TechnipFMC Ltd. (United Kingdom) (a)	3,052	107,767	100,025	(7,742)
Tenaris S.A. (Luxembourg)	6,819	124,404	119,449	(4,955)

	18,980	337,709	324,949	(12,760)

Oil, Gas & Consumable Fuels — 2.4%
ARC Resources Ltd. (Canada)	7,405	120,221	115,236	(4,985)
BP plc (United Kingdom)	12,937	82,204	77,267	(4,937)
Eni SpA (Italy)	6,718	112,915	103,295	(9,620)
Galp Energia SGPS S.A. (Portugal)	7,238	111,107	106,647	(4,460)
Husky Energy, Inc. (Canada)	8,281	101,632	106,850	5,218
Neste OYJ (Finland)	2,989	107,350	103,997	(3,353)
OMV AG (Austria)	3,292	120,987	115,214	(5,773)
Repsol S.A. (Spain)	7,107	108,406	105,338	(3,068)
Royal Dutch Shell plc (United Kingdom)	2,885	85,163	81,486	(3,677)
Surge Energy, Inc.	50,157	120,963	108,698	(12,265)
TOTAL S.A. (France)	2,044	106,475	103,417	(3,058)
Veresen, Inc. (Canada)	12,440	127,244	126,479	(765)

	123,493	1,304,667	1,253,924	(50,743)

Total Energy	142,473	1,642,376	1,578,873	(63,503)

Financials — 3.0%
Banks — 1.3%
Bank of Montreal (Canada)	1,555	116,465	117,624	1,159
Bank of Nova Scotia (The) (Canada)	1,871	109,966	111,807	1,841
Laurentian Bank of Canada (Canada)	2,754	123,388	124,573	1,185
National Bank of Canada (Canada)	2,880	121,508	124,319	2,811
Royal Bank of Canada (Canada)	1,591	114,063	114,393	330
Toronto-Dominion Bank (The) (Canada)	2,257	115,656	116,922	1,266

	12,908	701,046	709,638	8,592

Capital Markets — 0.4%
3i Group plc (United Kingdom)	9,813	88,512	86,686	(1,826)
IGM Financial, Inc. (Canada)	3,909	118,569	120,131	1,562

	13,722	207,081	206,817	(264)

Consumer Finance — 0.2%
Cembra Money Bank AG (Switzerland)	1,586	118,595	119,750	1,155

Insurance — 0.9%
CNP Assurances (France)	6,099	115,020	114,618	(402)
Mapfre S.A. (Spain)	35,123	106,315	106,495	180
Talanx AG (Germany)	3,487	119,824	120,022	198
UNIQA Iinsurance Group AG (Austria)	16,151	132,612	133,195	583

	60,860	473,771	474,330	559

Thrifts & Mortgage Finance — 0.2%
Genworth MI Canada, Inc. (Canada)	4,707	116,657	118,032	1,375

Total Financials	93,783	1,617,150	1,628,567	11,417

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Common Stocks – continued
Health Care — 0.9%
Health Care Equipment & Supplies — 0.2%
Smith & Nephew plc (United Kingdom)	6,771	103,578	101,292	(2,286)

Life Sciences Tools & Services — 0.2%
Lonza Group AG (Switzerland)	570	105,930	104,720	(1,210)

Pharmaceuticals — 0.5%
Jazz Pharmaceuticals plc (Ireland) (a)	653	83,982	79,614	(4,368)
Merck KGaA (Germany)	1,183	131,919	130,523	(1,396)

	1,836	215,901	210,137	(5,764)

Total Health Care	9,177	425,409	416,149	(9,260)

Industrials — 2.8%
Aerospace & Defense — 0.6%
CAE, Inc. (Canada)	7,002	99,817	99,440	(377)
Meggitt plc (United Kingdom)	14,760	81,700	77,844	(3,856)
Thales S.A. (France)	1,101	105,388	103,291	(2,097)

	22,863	286,905	280,575	(6,330)

Air Freight & Logistics — 0.2%
Royal Mail plc (United Kingdom)	18,142	101,148	94,218	(6,930)

Construction & Engineering — 0.6%
ACS Actividades de Construccion y Servicios S.A. (Spain)	3,385	107,888	104,328	(3,560)
Vinci S.A. (France)	1,773	124,714	124,282	(432)
YIT OYJ (Finland)	13,285	113,009	105,417	(7,592)

	18,443	345,611	334,027	(11,584)

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	4,741	107,703	112,982	5,279
Nexans S.A. (France) (a)	2,055	121,963	119,250	(2,713)
Prysmian SpA (Italy)	3,946	105,514	102,648	(2,866)
Schneider Electric SE (France)	1,461	106,316	104,541	(1,775)

	12,203	441,496	439,421	(2,075)

Professional Services — 0.2%
RELX plc (United Kingdom)	5,768	103,472	103,536	64

Trading Companies & Distributors — 0.2%
CA Immobilien Anlagen AG (Austria)	6,387	121,384	125,831	4,447

Transportation Infrastructure — 0.2%
Aena S.A. (Spain)	702	102,305	102,091	(214)

Total Industrials	84,508	1,502,321	1,479,699	(22,622)

Information Technology — 0.6%
IT Services — 0.4%
Atos SE (France)	957	105,272	101,820	(3,452)
CGI Group, Inc. (Canada)	2,133	104,695	102,564	(2,131)

	3,090	209,967	204,384	(5,583)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Common Stocks – continued
Software — 0.2%
Open Text Corp. (Canada)	3,846	124,062	131,643	7,581

Total Information Technology	6,936	334,029	336,027	1,998

Materials — 1.2%
Chemicals — 0.4%
Covestro AG (Germany)	1,673	120,605	125,900	5,295
Evonik Industries AG (Germany)	4,032	127,509	130,887	3,378

	5,705	248,114	256,787	8,673

Metals & Mining — 0.6%
Aichi Steel Corp. (Japan)	2,100	92,994	91,917	(1,077)
Glencore plc (Jersey)	27,808	111,175	115,173	3,998
Rio Tinto plc (United Kingdom)	2,434	107,139	107,834	695

	32,342	311,308	314,924	3,616

Paper & Forest Products — 0.2%
UPM-Kymmene OYJ (Finland)	4,783	122,835	108,479	(14,356)

Total Materials	42,830	682,257	680,190	(2,067)

Real Estate — 1.8%
Real Estate Management & Development — 1.8%
Allreal Holdings AG (Switzerland)	790	118,789	119,986	1,197
BUWOG AG (Austria)	4,755	113,056	113,467	411
Deutsche EuroShop AG (Germany)	2,971	123,350	123,501	151
First Capital Realty, Inc. (Canada)	7,315	117,771	116,366	(1,405)
Mobimo Holding AG (Switzerland) (a)	448	116,691	117,257	566
Nexity S.A. (France)	2,572	124,928	126,329	1,401
Sponda OYJ (Finland)	27,426	121,979	124,659	2,680
TAG Immobilien AG (Germany)	8,526	113,161	115,271	2,110

Total Real Estate	54,803	949,725	956,836	7,111

Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.2%
Telefonica S.A. (Spain)	13,481	132,692	130,430	(2,262)

Wireless Telecommunication Services — 0.2%
Freenet AG (Germany)	4,014	119,443	120,679	1,236

Total Telecommunication Services	17,495	252,135	251,109	(1,026)

Utilities — 2.3%
Electric Utilities — 0.6%
EDP—Energias de Portugal S.A. (Portugal)	39,565	120,915	115,061	(5,854)
Endesa S.A. (Spain)	4,789	101,172	98,762	(2,410)
Enel SpA (Italy)	23,654	105,917	98,889	(7,028)

	68,008	328,004	312,712	(15,292)

Gas Utilities — 0.6%
Enagas S.A. (Spain)	4,738	122,803	116,362	(6,441)
Gas Natural SDG S.A. (Spain)	6,743	129,277	130,073	796

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions – continued
Common Stocks – continued
Gas Utilities — continued
Snam SpA (Italy)	27,705	113,769	105,449	(8,320)

	39,186	365,849	351,884	(13,965)

Multi-Utilities — 1.1%
A2A SpA (Italy)	87,760	122,874	117,218	(5,656)
Centrica plc (United Kingdom)	31,696	91,391	89,733	(1,658)
E.ON SE (Germany)	17,442	138,410	134,358	(4,052)
Engie S.A. (France)	9,372	119,281	112,207	(7,074)
Iren SpA (Italy)	76,230	129,114	123,765	(5,349)

	222,500	601,070	577,281	(23,789)

Total Utilities	329,694	1,294,923	1,241,877	(53,046)

Total Long Positions of Total Return Basket Swap	1,040,715	10,633,771	10,480,296	(153,475)

Short Positions
Common Stocks
Consumer Discretionary — (1.4)%
Hotels, Restaurants & Leisure — (0.4)%
Kyoritsu Maintenance Co. Ltd. (Japan)	1,400	88,407	91,314	(2,907)
McDonald’s Holdings Co. Japan Ltd. (Japan)	2,900	76,050	76,243	(193)
Wynn Resorts Ltd.	126	11,589	12,780	(1,191)

	4,426	176,046	180,337	(4,291)

Internet & Catalog Retail — (0.0)% (b)
Rakuten, Inc. (Japan)	2,600	25,768	25,954	(186)

Media — (0.2)%
Altice NV (Netherlands) (a)	4,269	85,440	93,722	(8,282)
Dentsu, Inc. (Japan)	500	23,691	23,109	582

	4,769	109,131	116,831	(7,700)

Multiline Retail — (0.4)%
B&M European Value Retail S.A. (Luxembourg)	20,578	78,127	77,966	161
Don Quijote Holdings Co. Ltd. (Japan)	500	18,798	18,148	650
Isetan Mitsukoshi Holdings Ltd. (Japan)	1,300	15,141	15,207	(66)
J Front Retailing Co. Ltd. (Japan)	1,200	17,547	17,318	229

	23,578	129,613	128,639	974

Specialty Retail — (0.4)%
Chiyoda Co. Ltd. (Japan)	3,400	79,678	80,394	(716)
IDOM, Inc. (Japan)	12,900	81,259	84,438	(3,179)

	16,300	160,937	164,832	(3,895)

Textiles, Apparel & Luxury Goods — (0.0)% (b)
Asics Corp. (Japan)	900	17,927	17,532	395

Total Consumer Discretionary	52,573	619,422	634,125	(14,703)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Common Stocks – continued
Consumer Staples — (0.5)%
Food & Staples Retailing — (0.1)%
Sugi Holdings Co. Ltd. (Japan)	400	18,492	18,615	(123)

Food Products — (0.3)%
Calbee, Inc. (Japan)	800	24,586	26,042	(1,456)
Kikkoman Corp. (Japan)	2,000	62,705	62,963	(258)
Nissin Foods Holdings Co. Ltd. (Japan)	500	26,482	26,387	95

	3,300	113,773	115,392	(1,619)

Household Products — (0.1)%
Unicharm Corp. (Japan)	1,000	21,960	22,522	(562)

Total Consumer Staples	4,700	154,225	156,529	(2,304)

Energy — (0.1)%
Oil, Gas & Consumable Fuels — (0.1)%
MEG Energy Corp. (Canada) (a)	13,309	76,095	69,140	6,955

Total Energy	13,309	76,095	69,140	6,955

Financials — (0.0)% (b)
Capital Markets — (0.0)% (b)
Platinum Asset Management Ltd. (Australia)	5,886	22,453	22,301	152

Consumer Finance — (0.0)% (b)
Acom Co. Ltd. (Japan) (a)	3,800	16,154	16,344	(190)

Total Financials	9,686	38,607	38,645	(38)

Health Care — (0.4)%
Pharmaceuticals — (0.4)%
Ono Pharmaceutical Co. Ltd. (Japan)	3,800	81,075	77,962	3,113
Takeda Pharmaceutical Co. Ltd. (Japan)	500	20,853	20,943	(90)
Towa Pharmaceutical Co. Ltd. (Japan)	2,200	88,849	85,972	2,877

Total Health Care	6,500	190,777	184,877	5,900

Industrials — (0.7)%
Aerospace & Defense — (0.1)%
Bombardier, Inc. (Canada) (a)	37,825	77,031	72,380	4,651

Air Freight & Logistics — (0.1)%
Yamato Holdings Co. Ltd. (Japan)	1,000	20,653	20,153	500

Commercial Services & Supplies — (0.0)% (b)
Sohgo Security Services Co. Ltd. (Japan)	800	31,884	30,101	1,783

Industrial Conglomerates — (0.2)%
Keihan Holdings Co. Ltd. (Japan)	4,000	26,889	26,644	245
Toshiba Corp. (Japan)	18,000	45,977	38,599	7,378

	22,000	72,866	65,243	7,623

Professional Services — (0.1)%
IPH Ltd. (Australia)	19,627	75,402	73,240	2,162

Road & Rail — (0.2)%
Keio Corp. (Japan)	2,000	16,951	16,439	512

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions – continued
Common Stocks – continued
Road & Rail — continued
Odakyu Electric Railway Co. Ltd. (Japan)	1,000	20,361	19,804	557

	3,000	37,312	36,243	1,069

Total Industrials	84,252	315,148	297,360	17,788

Information Technology — (0.2)%
Electronic Equipment, Instruments & Components — (0.2)%
Japan Display, Inc. (Japan)	29,300	77,070	79,549	(2,479)

Total Information Technology	29,300	77,070	79,549	(2,479)

Materials — (0.0)% (b)
Metals & Mining — (0.0)% (b)
First Quantum Minerals Ltd. (Canada)	1,671	21,407	21,073	334

Total Materials	1,671	21,407	21,073	334

Telecommunication Services — (0.1)%
Diversified Telecommunication Services — (0.1)%
Telecom Italia SpA (Milano) (Italy)	68,626	61,562	59,013	2,549

Total Telecommunication Services	68,626	61,562	59,013	2,549

Total Short Positions of Total Return Basket Swap	270,617	1,554,313	1,540,311	14,002

Total of Long and Short Positions of Total Return Basket Swap	770,098	9,079,458	8,939,985	(139,473)

Cash and Other Receivables/Payables (4)				5,204

Financing Costs				(913)

Net Dividend Receivable/Payable				469

Outstanding Swap Contract, at value				$(134,713)

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS:

(1)	Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	Current value represents market value as of January 31, 2017 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	Value represents the unrealized gain (loss) of the positions subsequent to the swap reset.
(4)	Cash and other receivables/(payables) includes the gains (or losses) realized from purchases and sales within the swap.
(a)	Non-income producing security.
(b)	Amounts rounds to less than 0.05%.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Diversified Alternatives Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2015 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. As of January 31, 2017, net assets of the Fund were $53,669,697 of which $7,368,850, or approximately 13.7%, represented the Subsidiary’s net assets. The net realized loss in the Subsidiary amounted to $298,007. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factors provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Investments in open-end investment companies (the “Underlying Fund”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$6,085,695	$—	$—	$6,085,695
Consumer Staples	2,711,537	—	—	2,711,537
Energy	706,898	—	—	706,898
Financials	2,404,778	234,931	—	2,639,709
Health Care	4,136,026	—	—	4,136,026
Industrials	3,673,395	—	—	3,673,395
Information Technology	6,756,491	—	—	6,756,491
Materials	2,691,473	—	—	2,691,473
Telecommunication Services	275,737	—	—	275,737
Utilities	970,154	—	—	970,154

Total Common Stocks	30,412,184	234,931	—	30,647,115

Short-Term Investment	20,644,368	—	—	20,644,368

Total Investments in Securities	$51,056,552	$234,931	$—	$51,291,483

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$149,865	$—	$149,865
Futures Contracts	163,689	8,445	—	172,134
Swaps	—	—	—	—

Total Appreciation in Other Financial Instruments	$163,689	$158,310	$—	$321,999

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(150,324)	$—	$(150,324)
Futures Contracts	(114,604)	(20,178)	—	(134,782)
Swaps	—	(136,652)	—	(136,652)

Total Depreciation in Other Financial Instruments	$(114,604)	$(307,154)	$—	$(421,758)

There were no significant transfers between level 1 and level 2 during the period ended January 31, 2017. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gains to the Fund. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the CSOI.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes B(1) — B(3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury and commodity futures to obtain long and short exposure to the underlying commodities markets.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation in the CSOI.

The use of futures contracts exposes the Fund to interest rate risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (concluded)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of January 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Total Return Basket Swaps — The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly reset. During a reset, any unrealized gains (losses) on positions, accrued financing costs, and net dividends become available for cash settlement between the Fund and the swap counterparty.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swaps contracts are subject to master netting arrangements.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Exchange-Traded Fund Trust

By (Signature and Title)*	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer

Date: March 23, 2017

By (Signature and Title)*	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer